UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—29.1%
*	Akamai Technologies, Inc.	338,500	$20,242
*	ANSYS, Inc.	131,300	9,936
*	Cognizant Technology Solutions Corporation	483,700	21,655
*	CoStar Group, Inc.	50,847	7,909
*	Google, Inc. - Class A	50,105	29,482
*	Google, Inc. - Class C	50,105	28,929
*	Guidewire Software, Inc.	187,400	8,309
*	IPG Photonics Corporation	145,200	9,987
	Mastercard, Inc.	607,100	44,877
*	NeuStar, Inc.	255,977	6,356
*	Pandora Media, Inc.	553,583	13,375
	QUALCOMM, Inc.	426,940	31,922
*	Red Hat, Inc.	349,706	19,636
*	Trimble Navigation, Ltd.	436,039	13,299
*	Vantiv, Inc.	324,300	10,021
			275,935
	Industrials—16.8%
	Canadian Pacific Railway, Ltd.†	59,200	12,282
	Equifax, Inc.	275,200	20,568
	Fastenal Co.	323,358	14,519
	Fortune Brands Home & Security, Inc.	154,338	6,345
*	Jacobs Engineering Group, Inc.	184,456	9,005
	Precision Castparts Corporation	144,500	34,229
*	RPX Corporation	394,600	5,418
*	Stericycle, Inc.	254,700	29,688
	TransDigm Group, Inc.	59,380	10,946
*	Trimas Corporation	295,637	7,193
*	Verisk Analytics, Inc.	155,100	9,444
			159,637
	Consumer Discretionary—16.4%
*	Amazon.com, Inc.	81,900	26,408
	BorgWarner, Inc.	178,100	9,370
*	Fossil Group, Inc.	116,800	10,968
	Harley-Davidson, Inc.	143,551	8,355
	Lowe’s Cos., Inc.	672,400	35,583
*	Sally Beauty Holdings, Inc.	461,900	12,642
*	The Priceline Group, Inc.	18,700	21,666
	VF Corporation	181,500	11,984
	Williams-Sonoma, Inc.	125,400	8,348
	Yum! Brands, Inc.	134,000	9,645
			154,969
	Health Care—12.1%
	Analogic Corporation	90,400	5,782
	Bristol-Myers Squibb Co.	283,100	14,489
*	Catamaran Corporation†	314,109	13,240
*	Gilead Sciences, Inc.	395,270	42,076
*	HMS Holdings Corporation	303,462	5,720
*	Medivation, Inc.	106,172	10,497

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	NxStage Medical, Inc.	693,577	$9,107
*	Spectranetics Corporation	177,500	4,716
*	Team Health Holdings, Inc.	148,897	8,635
			114,262
	Consumer Staples—10.4%
	Church & Dwight Co., Inc.	157,000	11,015
	Colgate-Palmolive Co.	356,300	23,238
	Costco Wholesale Corporation	234,900	29,437
	Keurig Green Mountain, Inc.	115,600	15,043
	Mead Johnson Nutrition Co.	205,900	19,812
			98,545
	Energy—6.0%
	Noble Energy, Inc.	156,400	10,691
	Pioneer Natural Resources Co.	31,700	6,244
	Schlumberger, Ltd.†	285,100	28,992
	Suncor Energy, Inc.†	296,900	10,733
			56,660
	Financials—5.0%
*	Encore Capital Group, Inc.	320,921	14,220
	IntercontinentalExchange Group, Inc.	53,800	10,494
	LPL Financial Holdings, Inc.	300,591	13,842
*	Texas Capital Bancshares, Inc.	158,400	9,136
			47,692
	Materials—2.9%
	Airgas, Inc.	118,100	13,068
	Ecolab, Inc.	124,720	14,321
			27,389
	Total Common Stocks—98.7% (cost $753,342)		935,089
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $14,013, collateralized by U.S. Treasury Note, 2.000%, due 2/28/21	$14,013	14,013
	Total Repurchase Agreement—1.5% (cost $14,013)		14,013
	Total Investments—100.2% (cost $767,355)		949,102
	Liabilities, plus cash and other assets—(0.2)%		(1,996)
	Net assets—100.0%		$947,106

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—30.6%
*	Adobe Systems, Inc.	14,150	$979
*	Akamai Technologies, Inc.	16,730	1,000
	Apple, Inc.	39,105	3,940
*	Cognizant Technology Solutions Corporation	34,010	1,522
*	Facebook, Inc.	11,000	869
*	Gartner, Inc.	17,720	1,302
*	Google, Inc. - Class A	2,430	1,430
*	Google, Inc. - Class C	2,430	1,403
	Mastercard, Inc.	28,730	2,124
*	Red Hat, Inc.	26,480	1,487
	Texas Instruments, Inc.	28,070	1,339
			17,395
	Consumer Discretionary—15.9%
*	Amazon.com, Inc.	4,770	1,538
	BorgWarner, Inc.	21,300	1,121
*	Dollar General Corporation	17,060	1,042
*	O’Reilly Automotive, Inc.	10,570	1,589
	The Home Depot, Inc.	28,730	2,636
*	The Priceline Group, Inc.	984	1,140
			9,066
	Industrials—14.9%
	Equifax, Inc.	23,010	1,720
	Precision Castparts Corporation	7,020	1,663
*	Stericycle, Inc.	11,940	1,391
	TransDigm Group, Inc.	6,380	1,176
	Union Pacific Corporation	23,170	2,512
			8,462
	Health Care—10.6%
	Bristol-Myers Squibb Co.	16,450	842
*	Gilead Sciences, Inc.	25,250	2,688
*	IDEXX Laboratories, Inc.	11,340	1,336
	Zoetis, Inc.	31,830	1,176
			6,042
	Consumer Staples—9.9%
	Colgate-Palmolive Co.	17,390	1,134
	Keurig Green Mountain, Inc.	16,220	2,111
	Mead Johnson Nutrition Co.	15,470	1,488
	The Estee Lauder Cos., Inc.	12,110	905
			5,638
	Financials—7.1%
*	Affiliated Managers Group, Inc.	8,150	1,633
	Citigroup, Inc.	24,770	1,284
	JPMorgan Chase & Co.	19,210	1,157
			4,074

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—5.0%
	Noble Energy, Inc.	13,070	$894
	Schlumberger, Ltd.†	19,020	1,934
			2,828
	Telecommunication Services—2.8%
*	SBA Communications Corporation	14,480	1,606
	Materials—1.9%
	Praxair, Inc.	8,315	1,073
	Total Common Stocks—98.7% (cost $44,565)		56,184
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $673, collateralized by U.S. Treasury Note, 2.000%, due 2/28/21	$673	673
	Total Repurchase Agreement—1.2% (cost $673)		673
	Total Investments—99.9% (cost $45,238)		56,857
	Cash and other assets, less liabilities—0.1%		37
	Net assets—100.0%		$56,894

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—27.9%
	American International Group, Inc.	1,834	$99
	American Tower Corporation	743	70
	Bank of America Corporation	8,329	142
*	CBRE Group, Inc.	1,989	59
	Citigroup, Inc.	2,742	142
	CNA Financial Corporation	1,308	50
	Discover Financial Services	925	60
	JPMorgan Chase & Co.	2,203	133
	Lazard, Ltd.†	1,124	57
	Lincoln National Corporation	1,687	90
	Morgan Stanley	2,427	84
	Regions Financial Corporation	8,614	86
	State Street Corporation	1,017	75
	SunTrust Banks, Inc.	1,904	72
	Zions Bancorporation	2,949	86
			1,305
	Information Technology—13.7%
	Broadcom Corporation	1,681	68
	Cisco Systems, Inc.	4,689	118
*	Citrix Systems, Inc.	885	63
	Corning, Inc.	1,797	35
	Hewlett-Packard Co.	2,618	93
	Microsoft Corporation	1,605	74
	NetApp, Inc.	1,160	50
	Symantec Corporation	1,904	45
*	Teradata Corporation	954	40
*	VeriFone Systems, Inc.	1,606	55
			641
	Energy—12.8%
	Anadarko Petroleum Corporation	731	74
	Apache Corporation	561	53
	Baker Hughes, Inc.	782	51
	Chevron Corporation	1,199	143
	Devon Energy Corporation	737	50
	Diamond Offshore Drilling, Inc.	897	31
	Exxon Mobil Corporation	1,270	119
	Hess Corporation	450	43
*	Southwestern Energy Co.	978	34
			598
	Health Care—12.4%
	Baxter International, Inc.	781	56
*	Boston Scientific Corporation	4,340	51
	Cardinal Health, Inc.	780	59
*	Express Scripts Holding Co.	796	56
	Merck & Co., Inc.	2,266	134
	PerkinElmer, Inc.	965	42
	UnitedHealth Group, Inc.	1,349	116

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
	Zimmer Holdings, Inc.	634	$64
			578
	Industrials—10.3%
	Kansas City Southern	328	40
*	Navistar International Corporation	1,608	53
	SPX Corporation	554	52
	Textron, Inc.	1,952	70
	The ADT Corporation	1,289	46
	The Boeing Co.	367	47
	The Manitowoc Co., Inc.	1,768	41
	Union Pacific Corporation	472	51
	United Technologies Corporation	756	80
			480
	Consumer Discretionary—6.6%
	Big Lots, Inc.	773	33
	Brunswick Corporation	1,370	58
*	Burlington Stores, Inc.	1,671	67
	General Motors Co.	1,700	54
	Kohl’s Corporation	971	59
*	MGM Resorts International	1,550	35
			306
	Consumer Staples—6.1%
	General Mills, Inc.	1,102	56
	Philip Morris International, Inc.	1,364	114
	The Procter & Gamble Co.	792	66
	Walgreen Co.	864	51
			287
	Utilities—4.5%
	CMS Energy Corporation	1,816	54
	NextEra Energy, Inc.	986	93
	Wisconsin Energy Corporation	1,472	63
			210
	Materials—3.4%
	Alcoa, Inc.	4,446	71
*	Owens-Illinois, Inc.	2,212	58
	Rockwood Holdings, Inc.	391	30
			159
	Telecommunication Services—1.7%
*	Sprint Corporation	5,360	34
	Verizon Communications, Inc.	939	47
			81
	Total Common Stocks—99.4% (cost $3,745)		4,645
	Total Investments—99.4% (cost $3,745)		4,645
	Cash and other assets, less liabilities—0.6%		28
	Net assets—100.0%		$4,673

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—20.3%
	AMETEK, Inc.	134,610	$6,759
	Equifax, Inc.	141,380	10,567
	Fastenal Co.	143,782	6,456
	Fortune Brands Home & Security, Inc.	130,830	5,378
	Manpowergroup, Inc.	57,100	4,003
*	Old Dominion Freight Line, Inc.	124,590	8,801
	Robert Half International, Inc.	109,300	5,356
*	Stericycle, Inc.	96,090	11,200
*	The Middleby Corporation	13,529	1,192
	TransDigm Group, Inc.	33,950	6,258
*	United Rentals, Inc.	44,700	4,966
*	Verisk Analytics, Inc.	60,800	3,702
			74,638
	Information Technology—19.1%
*	Akamai Technologies, Inc.	107,910	6,453
*	ANSYS, Inc.	42,474	3,214
*	CoStar Group, Inc.	24,047	3,740
	FactSet Research Systems, Inc.	56,250	6,836
*	Gartner, Inc.	129,159	9,489
*	Genpact, Ltd.†	295,712	4,826
*	Guidewire Software, Inc.	138,590	6,145
*	IPG Photonics Corporation	57,830	3,978
*	NeuStar, Inc.	142,120	3,529
*	Pandora Media, Inc.	188,290	4,549
*	Red Hat, Inc.	144,540	8,116
*	Vantiv, Inc.	304,676	9,415
			70,290
	Health Care—18.1%
*	Align Technology, Inc.	84,000	4,341
*	BioMarin Pharmaceutical, Inc.	87,982	6,349
*	Catamaran Corporation†	71,950	3,033
	HealthSouth Corporation	113,754	4,197
*	HMS Holdings Corporation	295,321	5,567
*	IDEXX Laboratories, Inc.	50,770	5,982
*	Mallinckrodt plc†	79,000	7,122
*	Medivation, Inc.	73,800	7,297
*	Mednax, Inc.	88,665	4,861
*	Sirona Dental Systems, Inc.	67,440	5,171
	Techne Corporation	62,985	5,892
	Zoetis, Inc.	186,500	6,891
			66,703
	Consumer Discretionary—13.4%
	BorgWarner, Inc.	98,813	5,198
*	Dollar General Corporation	97,715	5,971
	Marriott International, Inc.	123,800	8,654
*	O’Reilly Automotive, Inc.	68,980	10,372
	Polaris Industries, Inc.	33,300	4,988
	Six Flags Entertainment Corporation	114,500	3,938

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	Williams-Sonoma, Inc.	152,007	$10,119
			49,240
	Consumer Staples—9.0%
	Church & Dwight Co., Inc.	126,370	8,866
	Keurig Green Mountain, Inc.	71,470	9,300
	Mead Johnson Nutrition Co.	97,480	9,380
*	Sprouts Farmers Market, Inc.	190,702	5,544
			33,090
	Financials—6.7%
*	Affiliated Managers Group, Inc.	45,245	9,065
	LPL Financial Holdings, Inc.	140,251	6,459
*	Portfolio Recovery Associates, Inc.	93,800	4,899
*	Signature Bank	38,350	4,297
			24,720
	Energy—4.9%
*	Concho Resources, Inc.	33,400	4,188
*	FMC Technologies, Inc.	68,189	3,703
	Range Resources Corporation	51,920	3,521
	SM Energy Co.	51,500	4,017
*	Whiting Petroleum Corporation	36,330	2,817
			18,246
	Materials—3.7%
	Airgas, Inc.	61,967	6,857
	International Flavors & Fragrances, Inc.	72,600	6,961
			13,818
	Telecommunication Services—2.4%
*	SBA Communications Corporation	81,150	9,000
	Total Common Stocks—97.6% (cost $324,075)		359,745
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $11,015, collateralized by U.S. Treasury Note, 2.000%, due 2/28/21	$11,015	11,015
	Total Repurchase Agreement—3.0% (cost $11,015)		11,015
	Total Investments—100.6% (cost $335,090)		370,760
	Liabilities, plus cash and other assets—(0.6)%		(2,237)
	Net assets—100.0%		$368,523

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—30.8%
	Allied World Assurance Co. Holdings, Ltd.†	1,280	$47
	American Campus Communities, Inc.	1,330	48
	Ameriprise Financial, Inc.	740	91
	Assured Guaranty, Ltd.†	1,615	36
	AvalonBay Communities, Inc.	345	49
	DDR Corporation	2,220	37
*	E*TRADE Financial Corporation	1,455	33
	East West Bancorp, Inc.	1,510	51
	Essex Property Trust, Inc.	165	30
*	Forest City Enterprises, Inc.	2,185	43
	General Growth Properties, Inc.	1,855	44
	Hanover Insurance Group, Inc.	955	59
	Hartford Financial Services Group, Inc.	2,335	87
	Host Hotels & Resorts, Inc.	2,470	53
	Jones Lang LaSalle, Inc.	420	53
	Northern Trust Corporation	830	56
	Prologis, Inc.	1,010	38
	Regions Financial Corporation	6,000	60
*	Signature Bank	255	29
	SL Green Realty Corporation	635	64
	SunTrust Banks, Inc.	1,945	74
	Taubman Centers, Inc.	490	36
	Unum Group	1,200	41
	Validus Holdings, Ltd.†	1,350	53
	Ventas, Inc.	815	50
			1,262
	Industrials—12.1%
	Carlisle Companies, Inc.	625	50
	Curtiss-Wright Corporation	764	50
	Donaldson Co., Inc.	1,015	41
	EMCOR Group, Inc.	960	38
*	Esterline Technologies Corporation	380	42
	Hubbell, Inc.	445	54
	Oshkosh Corporation	780	35
	Pall Corporation	785	66
	SPX Corporation	500	47
*	Swift Transportation Co.	1,525	32
	Towers Watson & Co.	415	41
			496
	Utilities—11.3%
	American Water Works Co., Inc.	1,265	61
	Cleco Corporation	485	23
	CMS Energy Corporation	2,115	63
	DTE Energy Co.	835	64
	Northeast Utilities	1,385	61
	Sempra Energy	620	65
	Wisconsin Energy Corporation	1,440	62
	Xcel Energy, Inc.	2,135	65
			464

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—10.3%
*	Akamai Technologies, Inc.	1,085	$65
*	Atmel Corporation	6,370	51
	Belden, Inc.	700	45
*	Cadence Design Systems, Inc.	4,520	78
*	CommScope Holding Co., Inc.	1,825	44
	Juniper Networks, Inc.	1,990	44
*	PTC, Inc.	1,080	40
	TE Connectivity, Ltd.†	1,000	55
			422
	Consumer Discretionary—9.7%
	Autoliv, Inc.	420	38
	H&R Block, Inc.	1,395	43
	Kohl’s Corporation	945	58
	Lennar Corporation	1,310	51
	Macy’s, Inc.	840	49
	Newell Rubbermaid, Inc.	1,810	62
	Starwood Hotels & Resorts Worldwide, Inc.	585	49
	VF Corporation	730	48
			398
	Health Care—7.7%
*	CareFusion Corporation	1,500	68
	CIGNA Corporation	1,035	94
*	Mednax, Inc.	505	27
*	Mettler-Toledo International, Inc.	215	55
	Zimmer Holdings, Inc.	735	74
			318
	Energy—6.6%
*	Cameron International Corporation	595	39
*	Gulfport Energy Corporation	555	30
	Noble Energy, Inc.	890	61
	Pioneer Natural Resources Co.	188	37
	Rowan Cos. plc†	1,250	32
*	Whiting Petroleum Corporation	905	70
			269
	Materials—5.1%
	Airgas, Inc.	435	48
	Carpenter Technology Corporation	985	44
	FMC Corporation	870	50
	Steel Dynamics, Inc.	3,030	69
			211
	Consumer Staples—3.8%
	ConAgra Foods, Inc.	1,270	42
	Ingredion, Inc.	730	56

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Consumer Staples—(continued)
The Kroger Co.	1,140	$59
		157
Total Common Stocks—97.4% (cost $3,077)		3,997
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $139, collateralized by U.S. Treasury Note, 5.000%, due 5/15/37	$139	139
Total Repurchase Agreement—3.4% (cost $139)		139
Total Investments—100.8% (cost $3,216)		4,136
Liabilities, plus cash and other assets—(0.8)%		(32)
Net assets—100.0%		$4,104

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—24.8%
*	ABIOMED, Inc.	326,538	$8,108
*	Akorn, Inc.	199,609	7,240
*	Align Technology, Inc.	183,703	9,494
*	BioMarin Pharmaceutical, Inc.	132,300	9,547
*	Brookdale Senior Living, Inc.	264,976	8,538
*	Catamaran Corporation†	160,332	6,758
*	Cyberonics, Inc.	112,414	5,751
*	Exact Sciences Corporation	292,175	5,662
*	ExamWorks Group, Inc.	324,231	10,619
	HealthSouth Corporation	291,765	10,766
*	IDEXX Laboratories, Inc.	72,211	8,509
*	Ligand Pharmaceuticals, Inc.	143,415	6,739
*	Medivation, Inc.	131,752	13,026
*	Mednax, Inc.	136,000	7,455
*	Mettler-Toledo International, Inc.	30,200	7,735
*	Quintiles Transnational Holdings, Inc.	134,800	7,519
*	Salix Pharmaceuticals, Ltd.	42,400	6,625
*	Sirona Dental Systems, Inc.	159,653	12,242
*	Team Health Holdings, Inc.	210,128	12,185
	Techne Corporation	105,900	9,907
			174,425
	Industrials—19.5%
	ABM Industries, Inc.	255,430	6,562
*	B/E Aerospace, Inc.	107,553	9,028
	Fortune Brands Home & Security, Inc.	180,300	7,412
	Graco, Inc.	69,567	5,077
	Healthcare Services Group, Inc.	290,810	8,320
*	Hexcel Corporation	212,200	8,424
*	ICF International, Inc.	295,893	9,111
	Manpowergroup, Inc.	83,350	5,843
*	Old Dominion Freight Line, Inc.	169,771	11,993
	Robert Half International, Inc.	292,100	14,313
*	Stericycle, Inc.	143,070	16,676
	The Corporate Executive Board Co.	120,128	7,216
*	The Middleby Corporation	87,872	7,744
	The Toro Co.	107,300	6,356
	TransDigm Group, Inc.	37,375	6,889
*	Trimas Corporation	236,123	5,745
			136,709
	Information Technology—17.8%
*	Akamai Technologies, Inc.	189,700	11,344
*	ANSYS, Inc.	106,600	8,066
	Booz Allen Hamilton Holding Corporation	337,068	7,887
*	CoStar Group, Inc.	63,710	9,909
	FactSet Research Systems, Inc.	68,000	8,264
*	Gartner, Inc.	122,700	9,015
*	Guidewire Software, Inc.	311,134	13,796
	j2 Global, Inc.	357,585	17,650
*	NeuStar, Inc.	184,021	4,569

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Pandora Media, Inc.	357,234	$8,631
*	Vantiv, Inc.	351,900	10,874
*	WEX, Inc.	64,300	7,094
*	WNS Holdings, Ltd.—ADR	347,120	7,814
			124,913
	Financials—14.1%
*	Affiliated Managers Group, Inc.	69,809	13,987
	CBOE Holdings, Inc.	214,200	11,465
*	Encore Capital Group, Inc.	160,000	7,090
*	First Cash Financial Services, Inc.	97,043	5,432
	FirstService Corporation†	156,420	8,168
	FXCM, Inc.	451,757	7,160
	Jones Lang LaSalle, Inc.	92,000	11,623
	Lazard, Ltd. Class “A”†	136,400	6,916
	LPL Financial Holdings, Inc.	156,955	7,228
*	Portfolio Recovery Associates, Inc.	216,700	11,318
*	Signature Bank	79,600	8,920
			99,307
	Consumer Discretionary—10.3%
	Choice Hotels International, Inc.	117,236	6,096
	Drew Industries, Inc.	139,000	5,864
*	Jarden Corporation	156,650	9,416
	Polaris Industries, Inc.	73,200	10,965
*	Sally Beauty Holdings, Inc.	275,500	7,541
	Six Flags Entertainment Corporation	385,128	13,245
	Tractor Supply Co.	103,400	6,360
	Williams-Sonoma, Inc.	189,700	12,628
			72,115
	Energy—4.3%
*	Forum Energy Technologies, Inc.	173,600	5,314
	Frank’s International N.V.†	215,787	4,035
*	Gulfport Energy Corporation	89,500	4,779
	Helmerich & Payne, Inc.	47,132	4,613
*	Hornbeck Offshore Services, Inc.	81,615	2,671
*	Oasis Petroleum, Inc.	99,610	4,165
	Oceaneering International, Inc.	70,200	4,575
			30,152
	Materials—2.9%
	Celanese Corporation	166,900	9,767
	International Flavors & Fragrances, Inc.	109,100	10,460
			20,227
	Telecommunication Services—2.0%
*	SBA Communications Corporation	127,100	14,095
	Consumer Staples—0.9%
	Nu Skin Enterprises, Inc.	148,900	6,705

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—96.6% (cost $571,069)		$678,648
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $19,750, collateralized by U.S. Treasury Note, 2.000%, due 2/28/21	$19,750	19,750
Total Repurchase Agreement—2.8% (cost $19,750)		19,750
Total Investments—99.4% (cost $590,819)		698,398
Cash and other assets, less liabilities—0.6%		4,191
Net assets—100.0%		$702,589

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—30.7%
	Acadia Realty Trust	807	$22
	Allied World Assurance Co. Holdings, Ltd.†	750	28
	American Assets Trust, Inc.	873	29
	American Campus Communities, Inc.	786	29
	Assured Guaranty, Ltd.†	1,344	30
	Bank of the Ozarks, Inc.	939	30
	Boston Private Financial Holdings, Inc.	2,264	28
	CNO Financial Group, Inc.	1,844	31
*	E*TRADE Financial Corporation	1,409	32
*	Eagle Bancorp, Inc.	496	16
	East West Bancorp, Inc.	970	33
	EastGroup Properties, Inc.	442	27
	EPR Properties	291	15
	Essex Property Trust, Inc.	167	30
*	Forest City Enterprises, Inc.	1,233	24
	Glacier Bancorp, Inc.	1,178	30
	Hanover Insurance Group, Inc.	469	29
	Highwoods Properties, Inc.	573	22
	Home BancShares, Inc.	1,086	32
	Iberiabank Corporation	460	29
	Jones Lang LaSalle, Inc.	256	32
	LaSalle Hotel Properties	769	26
	PacWest Bancorp	788	32
	Pebblebrook Hotel Trust	772	29
	Radian Group, Inc.	1,882	27
	Selective Insurance Group, Inc.	1,348	30
*	Signature Bank	190	21
	SL Green Realty Corporation	333	34
	Taubman Centers, Inc.	360	26
	Validus Holdings, Ltd.†	856	34
*	Western Alliance Bancorp	1,315	31
	WSFS Financial Corporation	422	30
			898
	Industrials—17.9%
	Actuant Corporation	614	19
	Barnes Group, Inc.	791	24
	Carlisle Companies, Inc.	416	33
	CIRCOR International, Inc.	488	33
	Curtiss-Wright Corporation	521	34
	Donaldson Co., Inc.	729	30
	EMCOR Group, Inc.	676	27
*	Esterline Technologies Corporation	273	30
	G&K Services, Inc.	714	39
*	Generac Holdings, Inc.	489	20
	Hubbell, Inc.	293	35
	Interface, Inc.	1,219	20
*	Moog, Inc.	432	30
	Oshkosh Corporation	574	25
	Simpson Manufacturing Co., Inc.	509	15
	SPX Corporation	310	29
	Standex International Corporation	75	6

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
*	Swift Transportation Co.	1,096	$23
	The Toro Co.	345	20
	Towers Watson & Co.	299	30
			522
	Consumer Discretionary—12.7%
	Autoliv, Inc.	305	28
	Brunswick Corporation	628	26
	Children’s Place, Inc.	425	20
	Dana Holding Corporation	900	17
	Ethan Allen Interiors, Inc.	807	18
*	Genesco, Inc.	316	24
	H&R Block, Inc.	1,017	32
*	Krispy Kreme Doughnuts, Inc.	2,199	38
	Lennar Corporation	782	30
	Meredith Corporation	535	23
	Newell Rubbermaid, Inc.	1,175	40
*	PEP Boys-Manny, Moe & Jack	1,418	13
	Pier 1 Imports, Inc.	1,015	12
	Ryland Group, Inc.	649	22
	Vail Resorts, Inc.	322	28
			371
	Information Technology—9.4%
*	Acxiom Corporation	2,157	36
	ADTRAN, Inc.	1,040	21
*	Atmel Corporation	3,757	30
	Belden, Inc.	472	30
*	Cadence Design Systems, Inc.	2,869	50
	EVERTEC, Inc.†	1,308	29
	Intersil Corporation	1,856	26
	j2 Global, Inc.	598	30
*	PTC, Inc.	591	22
			274
	Utilities—7.8%
	ALLETE, Inc.	571	25
	American Water Works Co., Inc.	894	43
	Cleco Corporation	411	20
	CMS Energy Corporation	1,478	44
	PNM Resources, Inc.	1,278	32
	Portland General Electric Co.	986	32
	South Jersey Industries, Inc.	48	3
	Southwest Gas Corporation	606	29
			228
	Materials—6.6%
	Airgas, Inc.	143	16
	Carpenter Technology Corporation	344	16
	FMC Corporation	303	17
	Minerals Technologies, Inc.	491	30

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
	PolyOne Corporation	1,018	$36
*	RTI International Metals, Inc.	655	16
	Sensient Technologies Corporation	398	21
	Silgan Holdings, Inc.	310	15
	Steel Dynamics, Inc.	1,173	26
			193
	Energy—6.4%
*	Bonanza Creek Energy, Inc.	338	19
*	Goodrich Petroleum Corporation	494	7
*	Gulfport Energy Corporation	231	12
*	Helix Energy Solutions Group, Inc.	1,216	27
*	PDC Energy, Inc.	496	25
*	Rosetta Resources, Inc.	382	17
	Rowan Cos. plc†	747	19
*	TETRA Technologies, Inc.	2,735	30
*	Whiting Petroleum Corporation	387	30
			186
	Health Care—5.4%
*	CareFusion Corporation	404	18
	CONMED Corporation	404	15
*	Greatbatch, Inc.	502	22
	HealthSouth Corporation	742	28
*	Magellan Health, Inc.	278	15
*	Mednax, Inc.	515	28
*	Mettler-Toledo International, Inc.	125	32
			158
	Consumer Staples—2.5%
*	Darling International, Inc.	1,020	19
	Ingredion, Inc.	442	33
	J&J Snack Foods Corporation	226	21
			73
	Total Common Stocks—99.4% (cost $2,506)		2,903
	Repurchase Agreement
	State Street Bank and Trust Company, 0.000% dated 9/30/14, due 10/1/14, repurchase price $74, collateralized by FHLMC, 2.000% due 1/30/23	$74	74
	Total Repurchase Agreement—2.6% (cost $74)		74
	Total Investments—102.0% (cost $2,580)		2,977
	Liabilities, plus cash and other assets—(2.0)%		(57)
	Net assets—100.0%		$2,920

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—22.1%
*	ABIOMED, Inc.	173,980	$4,320
*	Addus HomeCare Corporation	409,765	8,031
*	Air Methods Corporation	180,726	10,039
*	Akorn, Inc.	292,106	10,595
	Analogic Corporation	89,400	5,718
*	Cyberonics, Inc.	102,720	5,255
*	Exact Sciences Corporation	155,450	3,013
*	ExamWorks Group, Inc.	346,581	11,351
	HealthSouth Corporation	151,467	5,589
*	Healthways, Inc.	291,252	4,666
*	HMS Holdings Corporation	239,160	4,508
*	Ligand Pharmaceuticals, Inc.	136,668	6,422
*	Nanosphere, Inc.	2,463,125	1,404
*	NxStage Medical, Inc.	706,642	9,278
*	Repligen Corporation	87,613	1,744
*	Spectranetics Corporation	269,907	7,172
	Trinity Biotech plc—ADR	346,814	6,336
*	Zeltiq Aesthetics, Inc.	198,890	4,501
			109,942
	Industrials—19.9%
	ABM Industries, Inc.	192,760	4,952
	Acacia Research Corporation	380,403	5,889
*	Astronics Corporation	73,241	3,492
*	CAI International, Inc.	358,746	6,942
*	DXP Enterprises, Inc.	65,760	4,845
*	Enphase Energy, Inc.	499,279	7,484
*	Franklin Covey Co.	537,943	10,538
	Healthcare Services Group, Inc.	181,648	5,197
*	Hexcel Corporation	123,990	4,922
*	Hudson Technologies, Inc.	1,711,704	5,666
*	ICF International, Inc.	217,924	6,710
	John Bean Technologies Corporation	23,353	657
*	Old Dominion Freight Line, Inc.	75,000	5,298
*	On Assignment, Inc.	175,435	4,710
*	RPX Corporation	461,590	6,338
*	Sparton Corporation	235,157	5,797
*	Trimas Corporation	257,525	6,265
	US Ecology, Inc.	74,525	3,485
			99,187
	Information Technology—18.2%
*	Callidus Software, Inc.	523,050	6,287
*	CoStar Group, Inc.	52,086	8,102
*	Exar Corporation	1,016,844	9,101
*	Guidewire Software, Inc.	120,560	5,346
	j2 Global, Inc.	203,827	10,061
*	Kofax, Ltd.†	553,140	4,281
*	MaxLinear, Inc.	623,711	4,291
*	NeuStar, Inc.	201,246	4,997
*	OSI Systems, Inc.	84,691	5,376

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Rally Software Development Corporation	257,665	$3,095
*	ServiceSource International, Inc.	253,449	819
*	Tangoe, Inc.	496,341	6,725
*	TeleTech Holdings, Inc.	219,709	5,400
*	Ultimate Software Group, Inc.	21,772	3,081
*	WEX, Inc.	49,421	5,452
*	WNS Holdings, Ltd.—ADR	349,545	7,868
			90,282
	Consumer Discretionary—12.4%
	Choice Hotels International, Inc.	100,140	5,207
*	Gentherm, Inc.	217,831	9,199
*	Imax Corporation†	232,520	6,385
*	Lumber Liquidators Holdings, Inc.	61,530	3,531
	MDC Partners, Inc.†	212,638	4,081
*	Scientific Games Corporation	483,940	5,212
	Six Flags Entertainment Corporation	319,592	10,991
*	Steven Madden, Ltd.	220,050	7,092
*	Tuesday Morning Corporation	329,050	6,385
*	U.S. Auto Parts Network, Inc.	1,278,828	3,606
			61,689
	Financials—11.2%
*	Cowen Group, Inc.	1,547,916	5,805
*	Encore Capital Group, Inc.	274,226	12,151
*	First Cash Financial Services, Inc.	106,592	5,967
	FirstService Corporation†	119,268	6,228
	FXCM, Inc.	668,110	10,589
	Manning & Napier, Inc.	311,812	5,235
*	Portfolio Recovery Associates, Inc.	91,760	4,793
*	Texas Capital Bancshares, Inc.	89,972	5,190
			55,958
	Energy—3.8%
*	Carrizo Oil & Gas, Inc.	93,503	5,032
*	Hornbeck Offshore Services, Inc.	75,203	2,461
*	Parsley Energy, Inc.	83,593	1,783
*	PDC Energy, Inc.	41,628	2,094
*	Rice Energy, Inc.	140,540	3,738
*	Rosetta Resources, Inc.	80,800	3,601
			18,709
	Materials—3.4%
*	Calgon Carbon Corporation	261,740	5,073
*	Horsehead Holding Corporation	333,321	5,510
*	Stillwater Mining Co.	428,566	6,441
			17,024
	Consumer Staples—1.7%
	Nu Skin Enterprises, Inc.	182,980	8,239

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—92.7% (cost $408,241)		$461,030
Exchange-Traded Fund
iShares Russell 2000 Growth Index Fund	174,690	22,656
Total Exchange-Traded Fund—4.6% (cost $23,653)		22,656
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $19,283, collateralized by U.S. Treasury Note, 2.000%, due 2/28/21	$19,283	19,283
Total Repurchase Agreement—3.9% (cost $19,283)		19,283
Total Investments—101.2% (cost $451,177)		502,969
Liabilities, plus cash and other assets—(1.2)%		(5,864)
Net assets—100.0%		$497,105

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

If a fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Fund had the following transactions during the period ended September 30, 2014 with companies deemed affiliated during the period or at September 30, 2014 (dollar amounts in thousands).

		Share Activity				Period Ended September 30, 2014
									Change in net
									unrealized
		Balance			Balance		Dividend	Net realized	appreciation
	Security Name	12/31/2013	Purchases	Sales	9/30/2014	Value	Income	gain (loss)	(depreciation)
π	Hudson Technologies, Inc.	1,261,512	701,399	251,207	1,711,704	$5,666	$—	$(388)	$(13)
	Inuvo, Inc.	1,481,955	—	1,481,955	—	—	—	(7,376)	6,799
	U.S. Auto Parts Network, Inc.	2,401,604	587,269	1,710,045	1,278,828	3,606	—	(1,691)	3,542
						$9,272	$—	$(9,455)	$10,328

π	Affiliated company at September 30, 2014. The Fund’s total value in companies deemed to be affiliated at September 30, 2014 was $5,666 (in thousands).

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—33.3%
	Acadia Realty Trust	247,485	$6,826
	American Assets Trust, Inc.	199,250	6,569
	American Campus Communities, Inc.	143,805	5,242
	Bank of the Ozarks, Inc.	216,845	6,835
	Boston Private Financial Holdings, Inc.	595,323	7,376
	CNO Financial Group, Inc.	498,720	8,458
	CoBiz Financial, Inc.	604,829	6,762
*	Eagle Bancorp, Inc.	191,580	6,096
	East West Bancorp, Inc.	204,195	6,943
	EastGroup Properties, Inc.	99,330	6,018
	Education Realty Trust, Inc.	583,125	5,995
	EPR Properties	80,450	4,077
*	Forest City Enterprises, Inc.	237,995	4,655
*	Forestar Group, Inc.	186,010	3,296
	FXCM, Inc.	274,308	4,348
	Glacier Bancorp, Inc.	291,365	7,535
	Hanover Insurance Group, Inc.	116,430	7,151
	Highwoods Properties, Inc.	105,555	4,106
	Home BancShares, Inc.	229,890	6,761
	Iberiabank Corporation	102,195	6,388
	LaSalle Hotel Properties	162,485	5,563
	PacWest Bancorp	182,233	7,513
	Pebblebrook Hotel Trust	230,679	8,614
	Radian Group, Inc.	449,500	6,410
*	Safeguard Scientifics, Inc.	282,866	5,205
	Selective Insurance Group, Inc.	287,015	6,354
*	Western Alliance Bancorp	356,300	8,516
	WSFS Financial Corporation	87,570	6,271
*	Yadkin Financial Corporation	227,715	4,135
			180,018
	Industrials—15.4%
	Actuant Corporation	128,198	3,913
	Barnes Group, Inc.	170,680	5,180
	CIRCOR International, Inc.	103,480	6,967
	Curtiss-Wright Corporation	129,090	8,510
	EMCOR Group, Inc.	160,032	6,395
*	Esterline Technologies Corporation	73,130	8,137
	G&K Services, Inc.	151,653	8,398
*	Generac Holdings, Inc.	96,190	3,899
	Interface, Inc.	240,884	3,888
	Kadant, Inc.	141,803	5,537
*	Moog, Inc.	81,559	5,579
*	Northwest Pipe Co.	148,845	5,076
	Simpson Manufacturing Co., Inc.	97,725	2,849
	Standex International Corporation	13,917	1,032
*	Swift Transportation Co.	193,025	4,050
	The Toro Co.	63,134	3,739
			83,149

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—11.2%
*	Acxiom Corporation	397,415	$6,577
	ADTRAN, Inc.	234,655	4,817
*	Atmel Corporation	694,910	5,615
	Belden, Inc.	95,275	6,099
*	Cadence Design Systems, Inc.	527,285	9,075
	EVERTEC, Inc.†	238,609	5,331
*	Inphi Corporation	386,189	5,553
	Intersil Corporation	341,770	4,857
*	IntraLinks Holdings, Inc.	393,955	3,191
	j2 Global, Inc.	110,500	5,454
*	PTC, Inc.	108,370	3,999
			60,568
	Consumer Discretionary—10.9%
	Brunswick Corporation	136,720	5,761
	Children’s Place, Inc.	89,740	4,277
	Core-Mark Holding Co., Inc.	76,895	4,079
	Dana Holding Corporation	270,115	5,178
	Ethan Allen Interiors, Inc.	172,465	3,932
*	Genesco, Inc.	80,845	6,043
*	Krispy Kreme Doughnuts, Inc.	488,760	8,387
	Meredith Corporation	113,860	4,873
*	PEP Boys-Manny, Moe & Jack	315,385	2,810
	Pier 1 Imports, Inc.	262,605	3,122
	Ryland Group, Inc.	150,230	4,994
	Vail Resorts, Inc.	65,035	5,643
			59,099
	Energy—6.8%
*	Bonanza Creek Energy, Inc.	77,090	4,386
	Exterran Holdings, Inc.	172,260	7,633
*	Goodrich Petroleum Corporation	90,752	1,345
*	Helix Energy Solutions Group, Inc.	285,140	6,290
*	PDC Energy, Inc.	107,040	5,383
*	Ring Energy, Inc.	119,450	1,761
*	Rosetta Resources, Inc.	83,810	3,735
*	TETRA Technologies, Inc.	606,335	6,560
			37,093
	Utilities—5.8%
	ALLETE, Inc.	136,095	6,041
	Cleco Corporation	86,285	4,155
	PNM Resources, Inc.	281,385	7,009
	Portland General Electric Co.	208,935	6,711
	South Jersey Industries, Inc.	8,814	470
	Southwest Gas Corporation	139,950	6,799
			31,185
	Materials—5.7%
	Minerals Technologies, Inc.	121,765	7,514
	PolyOne Corporation	213,089	7,582

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
*	RTI International Metals, Inc.	161,695	$3,987
	Sensient Technologies Corporation	129,870	6,799
	Silgan Holdings, Inc.	105,400	4,954
			30,836
	Health Care—5.2%
	CONMED Corporation	142,325	5,243
*	Greatbatch, Inc.	164,165	6,995
	HealthSouth Corporation	150,625	5,558
*	Magellan Health, Inc.	66,815	3,657
*	Mednax, Inc.	126,311	6,925
			28,378
	Consumer Staples—3.0%
*	Darling International, Inc.	277,430	5,082
	J&J Snack Foods Corporation	68,297	6,390
	SpartanNash Co.	242,919	4,725
			16,197
	Total Common Stocks—97.3% (cost $476,595)		526,523
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $12,410, collateralized by U.S. Treasury Note, 2.000%, due 2/28/21	$12,410	12,410
	Total Repurchase Agreement—2.3% (cost $12,410)		12,410
	Total Investments—99.6% (cost $489,005)		538,933
	Cash and other assets, less liabilities—0.4%		1,930
	Net assets—100.0%		$540,863

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—50.8%
	Canada—4.4%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	62,938	$2,012
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	39,107	1,758
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	82,700	2,993
			6,763
	United States—46.4%
*	Affiliated Managers Group, Inc. (Capital markets)	9,288	1,861
*	Akamai Technologies, Inc. (Internet software & services)	31,936	1,910
*	Align Technology, Inc. (Health care equipment & supplies)	28,975	1,497
	American Express Co. (Consumer finance)	38,456	3,366
	BorgWarner, Inc. (Auto components)	7,391	389
*	Cognizant Technology Solutions Corporation Class “A” (IT services)	43,727	1,958
	Colgate-Palmolive Co. (Household products)	44,830	2,924
*	CoStar Group, Inc. (Internet software & services)	5,187	807
	Costco Wholesale Corporation (Food & staples retailing)	13,386	1,677
*	Cyberonics, Inc. (Health care equipment & supplies)	7,715	395
	EOG Resources, Inc. (Oil, gas & consumable fuels)	21,180	2,097
*	Facebook, Inc. (Internet software & services)	30,269	2,392
	Fortune Brands Home & Security, Inc. (Building products)	25,199	1,036
*	Gilead Sciences, Inc. (Biotechnology)	42,314	4,504
	Harley-Davidson, Inc. (Automobiles)	11,755	684
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	12,051	1,420
	Jones Lang LaSalle, Inc. (Real estate management & development)	14,934	1,887
	JPMorgan Chase & Co. (Banks)	37,875	2,282
	Keurig Green Mountain, Inc. (Food products)	12,065	1,570
	Lazard, Ltd. Class “A” (Capital markets)†	38,415	1,948
	Mastercard, Inc. (IT services)	30,989	2,291
*	O’Reilly Automotive, Inc. (Specialty retail)	12,414	1,867
*	Old Dominion Freight Line, Inc. (Road & rail)	22,797	1,610
*	Pandora Media, Inc. (Internet software & services)	29,102	703
	Pioneer Natural Resources Co. (Oil, gas & consumable fuels)	4,345	856
*	Portfolio Recovery Associates, Inc. (Consumer finance)	31,668	1,654
	PPG Industries, Inc. (Chemicals)	11,506	2,264
*	Red Hat, Inc. (Software)	27,725	1,557
	Robert Half International, Inc. (Professional services)	47,140	2,310
	Schlumberger, Ltd. (Energy equipment & services)†	32,542	3,309
	The Home Depot, Inc. (Specialty retail)	45,110	4,138
*	The Priceline Group, Inc. (Internet & catalog retail)	2,346	2,718
	The Toro Co. (Machinery)	18,961	1,123
	Union Pacific Corporation (Road & rail)	29,396	3,187
	VF Corporation (Textiles, apparel & luxury goods)	35,371	2,336
	Williams-Sonoma, Inc. (Specialty retail)	39,498	2,629
			71,156
	Europe, Mid-East—14.5%
	Denmark—1.7%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	55,152	2,639

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—14.5%—(continued)
	France—1.4%
	Cap Gemini S.A. (IT services)	30,308	$2,176
	Germany—1.7%
	Bayerische Motoren Werke AG (Automobiles)	23,814	2,557
	Israel—1.9%
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	52,660	2,830
	Sweden—1.5%
	Atlas Copco AB Class “A” (Machinery)	82,568	2,369
	Switzerland—6.3%
	Geberit AG (Building products)	4,709	1,523
	Partners Group Holding AG (Capital markets)	7,485	1,972
	Roche Holding AG (Pharmaceuticals)	10,878	3,226
	Sika AG (Chemicals)	377	1,308
	Sonova Holding AG (Health care equipment & supplies)	10,007	1,599
			9,628
	Japan—10.7%
	Daikin Industries, Ltd. (Building products)	42,400	2,628
	GLP J-Reit (Real estate investment trusts (REITs))	1,391	1,607
	Hoya Corporation (Electronic equipment, instruments & components)	59,100	1,985
	Kao Corporation (Personal products)	62,300	2,429
	Keyence Corporation (Electronic equipment, instruments & components)	2,800	1,217
	Nitori Holdings Co., Ltd. (Specialty retail)	20,100	1,245
	ORIX Corporation (Diversified financial services)	156,100	2,154
	SMC Corporation (Machinery)	5,700	1,572
	Sumitomo Mitsui Financial Group, Inc. (Banks)	39,500	1,610
			16,447
	Emerging Asia—9.3%
	China—4.4%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	8,967	797
*	Baidu, Inc.—ADR (Internet software & services)	10,918	2,383
	China Overseas Land & Investment, Ltd. (Real estate management & development)	584,000	1,501
	Tencent Holdings, Ltd. (Internet software & services)	142,200	2,111
			6,792
	India—1.9%
	Tata Motors, Ltd. (Automobiles)	352,648	2,870
	Indonesia—1.3%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	2,290,700	1,960
	Taiwan—1.7%
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	2,560	23

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—9.3%—(continued)
Taiwan—1.7%—(continued)
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	128,434	$2,592
		2,615
United Kingdom—9.1%
ARM Holdings plc (Semiconductors & semiconductor equipment)	52,164	766
Babcock International Group plc (Commercial services & supplies)	41,679	738
BG Group plc (Oil, gas & consumable fuels)	96,432	1,782
Compass Group plc (Hotels, restaurants & leisure)	172,354	2,784
easyJet plc (Airlines)	106,857	2,465
Prudential plc (Insurance)	102,015	2,276
Unilever plc (Food products)	77,081	3,230
		14,041
Emerging Latin America—2.2%
Brazil—1.5%
Cielo S.A. (IT services)	74,800	1,223
Kroton Educacional S.A. (Diversified consumer services)	178,300	1,120
		2,343
Panama—0.7%
Copa Holdings S.A. Class “A” (Airlines)†	10,271	1,102
Asia—2.0%
Hong Kong—2.0%
AIA Group, Ltd. (Insurance)	316,600	1,637
MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	476,000	1,364
		3,001
Emerging Europe, Mid-East, Africa—0.6%
South Africa—0.6%
Bidvest Group, Ltd. (Industrial conglomerates)	33,946	860
Total Common Stocks—99.2% (cost $134,176)		152,149
Total Investments—99.2% (cost $134,176)		152,149
Cash and other assets, less liabilities—0.8%		1,274
Net assets—100.0%		$153,423

ADR = American Depository Receipt
† = U.S. listed foreign security
* Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

At September 30, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	19.3%
Information Technology	17.7%
Consumer Discretionary	17.6%
Industrials	14.8%
Health Care	11.9%
Consumer Staples	9.1%
Energy	7.3%
Materials	2.3%
Total	100.0%

At September 30, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	54.3%
Japanese Yen	10.8%
British Pound Sterling	9.2%
Swiss Franc	6.3%
Hong Kong Dollar	4.4%
Canadian Dollar	3.3%
Euro	3.1%
Indian Rupee	1.9%
Danish Krone	1.7%
Swedish Krona	1.6%
Brazilian Real	1.5%
Indonesian Rupiah	1.3%
All Other Currencies	0.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—47.0%
	Canada—5.4%
	Canadian Western Bank (Banks)	6,700	$236
	Home Capital Group, Inc. (Thrifts & mortgage finance)	6,515	293
	Linamar Corporation (Auto components)	4,120	213
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	5,841	245
	Mullen Group, Ltd. (Energy equipment & services)	13,749	314
	The Jean Coutu Group PJC, Inc. Class “A” (Food & staples retailing)	17,132	359
	Total Energy Services, Inc. (Energy equipment & services)	15,089	280
			1,940
	United States—41.6%
*	2U, Inc. (Diversified consumer services)	16,425	256
*	Addus HomeCare Corporation (Health care providers & services)	10,391	204
*	Akorn, Inc. (Pharmaceuticals)	7,314	265
*	Align Technology, Inc. (Health care equipment & supplies)	6,053	313
*	AMN Healthcare Services, Inc. (Health care providers & services)	30,045	472
	Booz Allen Hamilton Holding Corporation (IT services)	19,056	446
*	Carrizo Oil & Gas, Inc. (Oil, gas & consumable fuels)	5,866	316
	CBOE Holdings, Inc. (Diversified financial services)	6,416	343
	Choice Hotels International, Inc. (Hotels, restaurants & leisure)	8,482	441
*	Cognex Corporation (Electronic equipment, instruments & components)	7,280	293
*	Covance, Inc. (Life sciences tools & services)	3,292	259
*	Cvent, Inc. (Internet software & services)	10,353	263
*	Demandware, Inc. (Internet software & services)	4,530	231
*	Diamondback Energy, Inc. (Oil, gas & consumable fuels)	3,182	238
	Domino’s Pizza, Inc. (Hotels, restaurants & leisure)	4,543	350
	Drew Industries, Inc. (Auto components)	9,369	395
*	Encore Capital Group, Inc. (Consumer finance)	8,948	397
*	Forum Energy Technologies, Inc. (Energy equipment & services)	11,285	345
	Gentex Corporation (Auto components)	10,060	269
*	Gentherm, Inc. (Auto components)	5,609	237
	HealthSouth Corporation (Health care providers & services)	7,051	260
	Herman Miller, Inc. (Commercial services & supplies)	13,398	400
*	Hexcel Corporation (Aerospace & defense)	6,636	263
*	Huron Consulting Group, Inc. (Professional services)	6,408	391
	j2 Global, Inc. (Internet software & services)	7,520	371
*	Ligand Pharmaceuticals, Inc. (Biotechnology)	5,262	247
	Manning & Napier, Inc. (Capital markets)	16,277	273
	Monotype Imaging Holdings, Inc. (Software)	14,751	418
*	Oil States International, Inc. (Energy equipment & services)	6,474	401
*	Portfolio Recovery Associates, Inc. (Consumer finance)	7,421	388
	Rollins, Inc. (Commercial services & supplies)	9,897	290
*	Sirona Dental Systems, Inc. (Health care equipment & supplies)	5,006	384
	Six Flags Entertainment Corporation (Hotels, restaurants & leisure)	8,847	304
*	Sprouts Farmers Market, Inc. (Food & staples retailing)	9,601	279
*	Steven Madden, Ltd. (Textiles, apparel & luxury goods)	8,047	259
*	Team Health Holdings, Inc. (Health care providers & services)	6,181	358
	Techne Corporation (Life sciences tools & services)	4,148	388
	Texas Roadhouse, Inc. (Hotels, restaurants & leisure)	11,765	328
	The Corporate Executive Board Co. (Professional services)	4,795	288
*	The Middleby Corporation (Machinery)	4,506	397

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—47.0%—(continued)
	United States—41.6%—(continued)
	The Toro Co. (Machinery)	4,490	$266
*	Tyler Technologies, Inc. (Software)	4,493	397
	UniFirst Corporation (Commercial services & supplies)	3,361	325
	US Ecology, Inc. (Commercial services & supplies)	5,839	273
*	WageWorks, Inc. (Professional services)	5,784	263
*	Zeltiq Aesthetics, Inc. (Health care equipment & supplies)	13,354	302
			14,846
	Europe, Mid-East—17.2%
	Austria—0.7%
	ams AG (Semiconductors & semiconductor equipment)	6,618	252
	Belgium—0.8%
	Melexis N.V. (Semiconductors & semiconductor equipment)	5,875	268
	Finland—0.8%
	Huhtamaki OYJ (Containers & packaging)	10,149	279
	France—0.6%
*	Innate Pharma S.A. (Biotechnology)	21,464	210
	Germany—3.4%
	Aareal Bank AG (Thrifts & mortgage finance)	5,947	258
	Aurelius AG (Capital markets)	9,475	339
	CTS Eventim AG & Co KGaA (Media)	9,299	263
	Norma Group SE (Machinery)	4,660	195
*	Zalando SE (Internet & catalog retail)	6,396	174
			1,229
	Ireland—1.6%
	Beazley plc (Insurance)	79,497	351
	Greencore Group plc (Food products)	62,457	237
			588
	Israel—0.7%
	Frutarom Industries, Ltd. (Chemicals)	9,631	244
	Italy—3.0%
*	Anima Holding SpA (Capital markets)	53,492	295
	Brembo SpA (Auto components)	8,687	284
	De’Longhi SpA (Household durables)	12,380	249
	Moncler SpA (Textiles, apparel & luxury goods)	16,659	238
			1,066
	Norway—0.7%
	Borregaard ASA (Chemicals)	45,879	263
	Sweden—3.4%
	Clas Ohlson AB (Specialty retail)	13,416	227

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—17.2%—(continued)
	Sweden—3.4%—(continued)
	JM AB (Household durables)	8,017	$257
*	Net Entertainment NE AB (Internet software & services)	13,764	369
	Nolato AB Class “B” (Industrial conglomerates)	14,035	318
*	Swedish Orphan Biovitrum AB (Biotechnology)	3,556	38
			1,209
	Switzerland—1.5%
*	Temenos Group AG (Software)	7,187	273
	VZ Holding AG (Capital markets)	1,500	254
			527
	Emerging Asia—10.3%
	China—3.3%
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	12,700	286
*	Luye Pharma Group, Ltd. (Pharmaceuticals)	262,500	338
*	PAX Global Technology, Ltd. (Electronic equipment, instruments & components)	269,000	237
*	TAL Education Group—ADR (Diversified consumer services)	9,598	335
			1,196
	India—3.9%
	Alembic Pharmaceuticals, Ltd. (Pharmaceuticals)	39,559	265
	Amara Raja Batteries, Ltd. (Electrical equipment)	37,016	358
	Apollo Tyres, Ltd. (Auto components)	93,615	308
	Persistent Systems, Ltd. (IT services)	5,339	122
	Yes Bank, Ltd. (Banks)	38,759	350
			1,403
	Indonesia—0.9%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	4,467,500	324
	Malaysia—0.8%
	Silverlake Axis, Ltd. (Software)	281,000	285
	Philippines—0.8%
*	East West Banking Corporation (Banks)	447,300	269
	Taiwan—0.6%
	King Slide Works Co., Ltd. (Machinery)	18,000	203
	Japan—8.0%
	Fuji Seal International, Inc. (Containers & packaging)	8,000	251
	Kanamoto Co., Ltd. (Trading companies & distributors)	7,900	292
	Nihon Kohden Corporation (Health care equipment & supplies)	2,300	121
	Nihon M&A Center, Inc. (Professional services)	11,900	345
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	126	293
	Nissan Chemical Industries, Ltd. (Chemicals)	14,000	248
	Obic Co., Ltd. (IT services)	7,000	250
	Okabe Co., Ltd. (Building products)	37,100	408

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—8.0%—(continued)
	Sato Holdings Corporation (Commercial services & supplies)	14,500	$408
	Tsubakimoto Chain Co. (Machinery)	31,000	256
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	100	3
			2,875
	United Kingdom—6.6%
*	B&M European Value Retail S.A. (Multiline retail)	63,213	282
	Hays plc (Professional services)	151,799	286
	Howden Joinery Group plc (Specialty retail)	48,267	266
	M&C Saatchi plc (Media)	81,133	361
*	Optimal Payments plc (IT services)	36,188	301
	Scapa Group plc (Chemicals)	127,314	282
	Ted Baker plc (Textiles, apparel & luxury goods)	11,870	359
	The Restaurant Group plc (Hotels, restaurants & leisure)	22,516	238
			2,375
	Emerging Europe, Mid-East, Africa—3.0%
	South Africa—1.3%
	Coronation Fund Managers, Ltd. (Capital markets)	26,718	229
	Famous Brands, Ltd. (Hotels, restaurants & leisure)	26,115	227
			456
	Turkey—0.8%
	Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	332,429	280
	United Arab Emirates—0.9%
	Al Noor Hospitals Group plc (Health care providers & services)	19,964	330
	Asia—2.8%
	Australia—1.8%
	DuluxGroup, Ltd. (Chemicals)	79,081	385
	Magellan Financial Group, Ltd. (Capital markets)	23,645	262
			647
	New Zealand—1.0%
	SKY Network Television, Ltd. (Media)	70,805	348
	Emerging Latin America—1.7%
	Mexico—1.7%
	Compartamos S.A.B. de C.V. (Consumer finance)	126,600	271
	Credito Real S.A.B. de C.V. (Consumer finance)	114,500	324
			595
	Total Common Stocks—96.6% (cost $33,537)		34,507

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $714, collateralized by U.S. Treasury Note, 2.000%, due 2/28/21	$714	$714
Total Repurchase Agreement—2.0% (cost $714)		714
Total Investments—98.6% (cost $34,251)		35,221
Cash and other assets, less liabilities—1.4%		487
Net assets—100.0%		$35,708

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

At September 30, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	23.3%
Industrials	18.0%
Financials	16.5%
Information Technology	14.7%
Health Care	13.8%
Materials	5.7%
Energy	5.5%
Consumer Staples	2.5%
Total	100.0%

At September 30, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	45.5%
British Pound Sterling	9.5%
Euro	8.9%
Japanese Yen	8.3%
Canadian Dollar	4.9%
Indian Rupee	4.1%
Swedish Krona	3.5%
Swiss Franc	2.3%
Australian Dollar	1.9%
Mexican Peso	1.7%
Hong Kong Dollar	1.7%
South African Rand	1.3%
New Zealand Dollar	1.0%
All Other Currencies	5.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—35.0%
	Denmark—3.6%
	Coloplast A/S Class “B” (Health care equipment & supplies)	19,108	$1,602
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	36,446	1,744
			3,346
	Finland—1.8%
	Sampo Class “A” (Insurance)	35,030	1,699
	France—6.7%
	Cap Gemini S.A. (IT services)	23,944	1,719
	Total S.A. (Oil, gas & consumable fuels)	27,579	1,792
	Valeo S.A. (Auto components)	7,966	886
	Vinci S.A. (Construction & engineering)	30,869	1,794
			6,191
	Germany—3.6%
	Bayerische Motoren Werke AG (Automobiles)	13,808	1,483
	Continental AG (Auto components)	6,419	1,221
	Rational AG (Machinery)	2,018	600
			3,304
	Ireland—1.3%
*	Ryanair Holdings plc—ADR (Airlines)	20,714	1,169
	Israel—2.3%
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	39,085	2,101
	Italy—2.2%
	Intesa Sanpaolo SpA (Banks)	655,763	1,993
	Netherlands—1.1%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	15,534	1,063
	Norway—0.5%
	Telenor ASA (Diversified telecommunication services)	22,525	494
	Spain—1.3%
	Amadeus IT Holding S.A. Class “A” (IT services)	32,161	1,203
	Sweden—1.7%
	Atlas Copco AB Class “A” (Machinery)	54,701	1,569
	Switzerland—8.9%
*	Actelion, Ltd. (Biotechnology)	14,092	1,658
*	Adecco S.A. (Professional services)	11,404	775
	Geberit AG (Building products)	5,041	1,630
	Partners Group Holding AG (Capital markets)	5,537	1,459
	Roche Holding AG (Pharmaceuticals)	6,311	1,871
	Sika AG (Chemicals)	228	791
			8,184

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—21.7%
	Astellas Pharma, Inc. (Pharmaceuticals)	128,600	$1,915
	Daikin Industries, Ltd. (Building products)	33,300	2,064
	Daito Trust Construction Co., Ltd. (Real estate management & development)	10,800	1,276
	Fanuc Corporation (Machinery)	9,700	1,752
	Fuji Heavy Industries, Ltd. (Automobiles)	50,759	1,678
	Hoya Corporation (Electronic equipment, instruments & components)	37,800	1,270
	Kao Corporation (Personal products)	38,700	1,509
	Keyence Corporation (Electronic equipment, instruments & components)	3,200	1,391
	Nitori Holdings Co., Ltd. (Specialty retail)	16,200	1,003
	ORIX Corporation (Diversified financial services)	114,800	1,584
	Secom Co., Ltd. (Commercial services & supplies)	25,000	1,489
	SMC Corporation (Machinery)	4,800	1,324
	Start Today Co., Ltd. (Internet & catalog retail)	12,800	278
	Sumitomo Mitsui Financial Group, Inc. (Banks)	35,900	1,463
			19,996
	Emerging Asia—14.0%
	China—6.0%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	7,745	688
*	Baidu, Inc.—ADR (Internet software & services)	6,626	1,446
	Lenovo Group, Ltd. (Technology hardware storage & peripherals)	782,000	1,164
	SouFun Holdings, Ltd.—ADR (Internet software & services)	42,021	418
	Tencent Holdings, Ltd. (Internet software & services)	122,800	1,824
			5,540
	India—5.0%
	Hero MotoCorp, Ltd. (Automobiles)	34,153	1,568
	Housing Development Finance Corporation (Thrifts & mortgage finance)	62,033	1,058
	Tata Motors, Ltd.—ADR (Automobiles)	45,824	2,003
			4,629
	Indonesia—1.7%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,858,800	1,590
	Taiwan—1.3%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	80,000	1,185
	United Kingdom—11.2%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	29,512	434
	Berkeley Group Holdings plc (Household durables)	24,954	910
	BG Group plc (Oil, gas & consumable fuels)	58,925	1,089
	Capita plc (Professional services)	74,401	1,404
	Compass Group plc (Hotels, restaurants & leisure)	149,485	2,415
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	25,629	988
	St James’s Place plc (Insurance)	109,955	1,301
	Unilever plc (Food products)	43,816	1,836
			10,377
	Canada—8.6%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	51,144	1,635

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Canada—8.6%—(continued)
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	44,457	$1,999
Canadian Pacific Railway, Ltd. (Road & rail)†	5,046	1,047
Canadian Pacific Railway, Ltd. (Road & rail)	1,837	381
CI Financial Corporation (Capital markets)	39,731	1,198
Suncor Energy, Inc. (Oil, gas & consumable fuels)	45,800	1,658
		7,918
Emerging Europe, Mid-East, Africa—3.4%
Kenya—0.8%
Safaricom, Ltd. (Wireless telecommunication services)	4,955,700	719
South Africa—2.6%
Bidvest Group, Ltd. (Industrial conglomerates)	43,978	1,114
Discovery, Ltd. (Insurance)	153,792	1,340
		2,454
Asia—2.8%
Hong Kong—2.8%
AIA Group, Ltd. (Insurance)	287,400	1,486
MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	394,000	1,129
		2,615
Emerging Latin America—1.7%
Brazil—1.7%
Cielo S.A. (IT services)	44,800	732
Kroton Educacional S.A. (Diversified consumer services)	124,400	782
		1,514
Total Common Stocks—98.4% (cost $84,332)		90,853
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $1,434, collateralized by U.S. Treasury Note, 2.000%, due 2/28/21	$1,434	1,434
Total Repurchase Agreement—1.5% (cost $1,434)		1,434
Total Investments—99.9% (cost $85,766)		92,287
Cash and other assets, less liabilities—0.1%		60
Net assets—100.0%		$92,347

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

At September 30, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	21.4%
Industrials	19.9%
Consumer Discretionary	18.0%
Information Technology	16.0%
Health Care	12.0%
Consumer Staples	5.5%
Energy	5.0%
Telecommunication Services	1.3%
Materials	0.9%
Total	100.0%

At September 30, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	22.0%
Euro	15.8%
U.S. Dollar	13.1%
British Pound Sterling	11.4%
Swiss Franc	9.0%
Hong Kong Dollar	6.2%
Canadian Dollar	5.4%
Danish Krone	3.7%
Indian Rupee	2.9%
South African Rand	2.7%
Indonesian Rupiah	1.8%
Swedish Krona	1.7%
Brazilian Real	1.7%
New Taiwan Dollar	1.3%
All Other Currencies	1.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—30.3%
	Belgium—1.3%
	UCB S.A. (Pharmaceuticals)	11,581	$1,052
	Denmark—2.2%
*	Coloplast A/S Class “B” (Health care equipment & supplies)	11,666	978
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	15,411	737
			1,715
	France—6.1%
	Cap Gemini S.A. (IT services)	13,229	949
	Essilor International S.A. (Health care equipment & supplies)	7,493	823
	Havas S.A. (Media)	106,149	821
	Total S.A. (Oil, gas & consumable fuels)	17,891	1,163
	Vinci S.A. (Construction & engineering)	17,461	1,014
			4,770
	Germany—6.8%
	BASF SE (Chemicals)	13,085	1,200
	Bayer AG (Pharmaceuticals)	8,742	1,225
	Bayerische Motoren Werke AG (Automobiles)	9,945	1,068
	Continental AG (Auto components)	4,716	897
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	83,384	863
			5,253
	Netherlands—2.7%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	11,005	753
	Unilever N.V. (Food products)	33,984	1,354
			2,107
	Sweden—3.2%
	Atlas Copco AB Class “A” (Machinery)	37,838	1,085
	Swedbank AB Class “A” (Banks)	55,318	1,393
			2,478
	Switzerland—8.0%
	Geberit AG (Building products)	3,021	977
	Nestle S.A. (Food products)	15,591	1,147
	Novartis AG (Pharmaceuticals)	18,161	1,715
	Roche Holding AG (Pharmaceuticals)	2,757	818
	Sonova Holding AG (Health care equipment & supplies)	5,304	848
	Syngenta AG (Chemicals)	2,247	716
			6,221
	United Kingdom—23.9%
	Babcock International Group plc (Commercial services & supplies)	67,833	1,201
	Capita plc (Professional services)	54,654	1,031
	Compass Group plc (Hotels, restaurants & leisure)	108,019	1,745
	easyJet plc (Airlines)	53,295	1,229
	Experian plc (Professional services)	65,828	1,050
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	23,007	887

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—23.9%—(continued)
*	Lloyds Banking Group plc (Banks)	934,769	$1,165
	Next plc (Multiline retail)	5,239	561
	Prudential plc (Insurance)	65,940	1,471
	Reckitt Benckiser Group plc (Household products)	7,860	682
	Regus plc (Commercial services & supplies)	267,949	737
	Rio Tinto plc (Metals & mining)	30,638	1,506
	Schroders plc (Capital markets)	22,333	866
	Smith & Nephew plc (Health care equipment & supplies)	49,627	837
	Standard Life plc (Insurance)	101,332	681
	Travis Perkins plc (Trading companies & distributors)	45,575	1,229
	Tullow Oil plc (Oil, gas & consumable fuels)	57,435	600
	Wolseley plc (Trading companies & distributors)	21,197	1,114
			18,592
	Japan—20.0%
	Astellas Pharma, Inc. (Pharmaceuticals)	65,062	969
	Daikin Industries, Ltd. (Building products)	13,994	867
	Daito Trust Construction Co., Ltd. (Real estate management & development)	4,800	567
	Fanuc Corporation (Machinery)	5,400	975
	Hoya Corporation (Electronic equipment, instruments & components)	39,100	1,313
	IT Holdings Corporation (IT services)	28,846	505
	Kao Corporation (Personal products)	22,500	877
	Keyence Corporation (Electronic equipment, instruments & components)	1,500	652
	Nidec Corporation (Electrical equipment)	11,213	759
	Nihon M&A Center, Inc. (Professional services)	17,300	502
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	593	1,379
	Obic Co., Ltd. (IT services)	23,600	844
	ORIX Corporation (Diversified financial services)	71,385	985
	Otsuka Corporation (IT services)	13,400	533
	SCSK Corporation (IT services)	25,983	698
	Seino Holdings Co., Ltd. (Road & rail)	91,174	731
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	19,000	676
	Suruga Bank, Ltd. (Banks)	37,732	752
	Trend Micro, Inc. (Software)	28,200	954
			15,538
	Emerging Asia—9.5%
	China—3.3%
	China Everbright International, Ltd. (Commercial services & supplies)	500,963	662
	China Oilfield Services, Ltd. Class “H” (Energy equipment & services)	275,341	727
	CNOOC, Ltd. (Oil, gas & consumable fuels)	681,992	1,168
			2,557
	India—2.7%
	HDFC Bank, Ltd.—ADR (Banks)	23,875	1,112
	Tata Consultancy Services, Ltd. (IT services)	21,665	960
			2,072
	Papua New Guinea—0.7%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	70,702	552

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—9.5%—(continued)
Taiwan—2.8%
Compal Electronics, Inc. (Technology hardware, storage & peripherals)	1,137,000	$850
Delta Electronics, Inc. (Electronic equipment, instruments & components)	107,000	676
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	9,000	645
		2,171
Canada—8.9%
Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	24,768	792
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	20,282	912
Canadian National Railway Co. (Road & rail)†	19,301	1,370
Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	18,483	718
CI Financial Corporation (Capital markets)	25,271	762
Suncor Energy, Inc. (Oil, gas & consumable fuels)	25,800	934
The Toronto-Dominion Bank (Banks)†	29,629	1,463
		6,951
Emerging Latin America—1.9%
Brazil—1.4%
Itau Unibanco Holding S.A.—ADR (Banks)	77,569	1,076
Panama—0.5%
Copa Holdings S.A. Class “A” (Airlines)†	4,016	431
Asia—1.7%
Hong Kong—1.7%
AIA Group, Ltd. (Insurance)	254,129	1,314
Total Common Stocks—96.2% (cost $66,575)		74,850
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $2,469, collateralized by U.S. Treasury Notes, 2.000%, due 2/28/21	$2,469	2,469
Total Repurchase Agreement—3.2% (cost $2,469)		2,469
Total Investments—99.4% (cost $69,044)		77,319
Cash and other assets, less liabilities—0.6%		449
Net assets—100.0%		$77,768

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

At September 30, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	22.6%
Financials	22.1%
Information Technology	15.0%
Health Care	13.4%
Consumer Discretionary	8.0%
Energy	7.8%
Consumer Staples	6.5%
Materials	4.6%
Total	100.0%

At September 30, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	24.8%
Japanese Yen	20.8%
Euro	16.6%
U.S. Dollar	9.5%
Swiss Franc	8.3%
Hong Kong Dollar	5.2%
Canadian Dollar	4.3%
Swedish Krona	3.3%
New Taiwan Dollar	2.9%
Danish Krone	2.3%
Indian Rupee	1.3%
All Other Currencies	0.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—30.3%
	Belgium—1.4%
	UCB S.A. (Pharmaceuticals)	2,688	$244
	Denmark—2.2%
	Coloplast A/S Class “B” (Health care equipment & supplies)	2,691	226
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	3,557	170
			396
	France—6.1%
	Cap Gemini S.A. (IT services)	3,057	219
	Essilor International S.A. (Health care equipment & supplies)	1,745	192
	Havas S.A. (Media)	24,483	189
	Total S.A. (Oil, gas & consumable fuels)	4,137	269
	Vinci S.A. (Construction & engineering)	4,028	234
			1,103
	Germany—6.7%
	BASF SE (Chemicals)	3,019	277
	Bayer AG (Pharmaceuticals)	2,034	285
	Bayerische Motoren Werke AG (Automobiles)	2,295	246
	Continental AG (Auto components)	1,088	207
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	19,239	199
			1,214
	Netherlands—2.7%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	2,560	175
	Unilever N.V. (Food products)	7,874	314
			489
	Sweden—3.2%
	Atlas Copco AB Class “A” (Machinery)	8,744	251
	Swedbank AB (Banks)	12,873	324
			575
	Switzerland—8.0%
	Geberit AG (Building products)	697	225
	Nestle S.A. (Food products)	3,624	267
	Novartis AG (Pharmaceuticals)	4,208	397
	Roche Holding AG (Pharmaceuticals)	639	190
	Sonova Holding AG (Health care equipment & supplies)	1,224	196
	Syngenta AG (Chemicals)	518	165
			1,440
	United Kingdom—23.9%
	Babcock International Group plc (Commercial services & supplies)	15,675	278
	Capita plc (Professional services)	12,609	238
	Compass Group plc (Hotels, restaurants & leisure)	24,925	403
	easyJet plc (Airlines)	12,334	285
	Experian plc (Professional services)	15,320	244
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	5,316	205

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—23.9%—(continued)
*	Lloyds Banking Group plc (Banks)	216,004	$269
	Next plc (Multiline retail)	1,211	130
	Prudential plc (Insurance)	15,213	339
	Reckitt Benckiser Group plc (Household products)	1,816	158
	Regus plc (Commercial services & supplies)	61,801	170
	Rio Tinto plc (Metals & mining)	7,130	350
	Schroders plc (Capital markets)	5,153	200
	Smith & Nephew plc (Health care equipment & supplies)	11,470	193
	Standard Life plc (Insurance)	23,591	158
	Travis Perkins plc (Trading companies & distributors)	10,528	284
	Tullow Oil plc (Oil, gas & consumable fuels)	13,251	138
	Wolseley plc (Trading companies & distributors)	4,890	257
			4,299
	Japan—19.9%
	Astellas Pharma, Inc. (Pharmaceuticals)	15,138	225
	Daikin Industries, Ltd. (Building products)	3,206	199
	Daito Trust Construction Co., Ltd. (Real estate management & development)	1,100	130
	Fanuc Corporation (Machinery)	1,300	235
	Hoya Corporation (Electronic equipment, instruments & components)	9,000	302
	IT Holdings Corporation (IT services)	6,651	116
	Kao Corporation (Personal products)	5,200	203
	Keyence Corporation (Electronic equipment, instruments & components)	300	130
	Nidec Corporation (Electrical equipment)	2,587	175
	Nihon M&A Center, Inc. (Professional services)	4,000	116
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	138	321
	Obic Co., Ltd. (IT services)	5,400	193
	ORIX Corporation (Diversified financial services)	16,512	228
	Otsuka Corporation (IT services)	3,100	123
	SCSK Corporation (IT services)	5,983	161
	Seino Holdings Co., Ltd. (Road & rail)	20,826	167
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	5,000	178
	Suruga Bank, Ltd. (Banks)	8,268	165
	Trend Micro, Inc. (Software)	6,500	220
			3,587
	Emerging Asia—9.4%
	China—3.3%
	China Everbright International, Ltd. (Commercial services & supplies)	116,037	153
	China Oilfield Services, Ltd. Class “H” (Energy equipment & services)	62,479	165
	CNOOC, Ltd. (Oil, gas & consumable fuels)	159,008	273
			591
	India—2.6%
	HDFC Bank, Ltd.—ADR (Banks)	5,508	257
	Tata Consultancy Services, Ltd. (IT services)	4,997	221
			478
	Papua New Guinea—0.7%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	16,313	127

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—9.4%—(continued)
Taiwan—2.8%
Compal Electronics, Inc. (Technology hardware, storage & peripherals)	263,000	$197
Delta Electronics, Inc. (Electronic equipment, instruments & components)	25,000	158
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	2,000	143
		498
Canada—9.1%
Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	5,714	183
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	4,717	212
Canadian National Railway Co. (Road & rail)†	4,453	316
Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	4,274	166
CI Financial Corporation (Capital markets)	7,016	211
Suncor Energy, Inc. (Oil, gas & consumable fuels)	6,000	217
The Toronto-Dominion Bank (Banks)†	6,876	340
		1,645
Emerging Latin America—2.0%
Brazil—1.4%
Itau Unibanco Holding S.A.—ADR (Banks)	18,051	251
Panama—0.6%
Copa Holdings S.A. Class “A” (Airlines)†	927	99
Asia—1.7%
Hong Kong—1.7%
AIA Group, Ltd. (Insurance)	58,671	304
Total Common Stocks—96.3% (cost $15,587)		17,340
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $545, collateralized by U.S. Treasury Note, 5.000%, due 5/15/37	$545	545
Total Repurchase Agreement—3.0% (cost $545)		545
Total Investments—99.3% (cost $16,132)		17,885
Cash and other assets, less liabilities—0.7%		130
Net assets—100.0%		$18,015

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

At September 30, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	22.5%
Financials	22.4%
Information Technology	14.8%
Health Care	13.4%
Consumer Discretionary	8.0%
Energy	7.8%
Consumer Staples	6.5%
Materials	4.6%
Total	100.0%

At September 30, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	24.8%
Japanese Yen	20.7%
Euro	16.6%
U.S. Dollar	9.5%
Swiss Franc	8.3%
Hong Kong Dollar	5.1%
Canadian Dollar	4.5%
Swedish Krona	3.3%
New Taiwan Dollar	2.9%
Danish Krone	2.3%
Indian Rupee	1.3%
All Other Currencies	0.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—34.3%
	Belgium—0.1%
*	Telenet Group Holding N.V. (Media)	94,745	$5,445
	Denmark—1.6%
	Coloplast A/S Class “B” (Health care equipment & supplies)	167,471	14,038
	GN Store Nord A/S (Health care equipment & supplies)	449,449	9,914
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	803,329	38,438
			62,390
	Finland—2.1%
	Kone Oyj Class “B” (Machinery)	443,589	17,828
	Sampo Class “A” (Insurance)	1,230,230	59,667
			77,495
	France—5.4%
	AXA S.A. (Insurance)	1,911,244	47,097
	BNP Paribas S.A. (Banks)	547,936	36,348
	Bollore S.A. (Air freight & logistics)	9,261	5,261
	Dassault Systemes S.A. (Software)	150,929	9,696
	Essilor International S.A. (Health care equipment & supplies)	102,799	11,288
	Hermes International (Textiles, apparel & luxury goods)	17,083	5,108
	Legrand S.A. (Electrical equipment)	102,284	5,322
	Plastic Omnium S.A. (Auto components)	195,749	4,683
	Publicis Groupe S.A. (Media)	75,517	5,186
	Total S.A. (Oil, gas & consumable fuels)	354,275	23,022
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	70,431	18,121
	Valeo S.A. (Auto components)	155,250	17,277
	Vinci S.A. (Construction & engineering)	177,302	10,303
	Zodiac Aerospace (Aerospace & defense)	176,316	5,624
			204,336
	Germany—5.6%
	BASF SE (Chemicals)	289,886	26,593
	Bayer AG (Pharmaceuticals)	376,855	52,787
	Bayerische Motoren Werke AG (Automobiles)	233,931	25,121
	Brenntag AG (Trading companies & distributors)	200,404	9,849
	Continental AG (Auto components)	166,881	31,754
	Deutsche Annington Immobilien SE (Real estate management & development)	205,275	5,958
	Deutsche Wohnen AG (Real estate management & development)	260,187	5,560
	Fielmann AG (Specialty retail)	85,804	5,266
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	1,382,508	14,306
*	Morphosys AG (Life sciences tools & services)	66,372	6,513
	ProSiebenSat.1 Media AG (Media)	438,982	17,493
	Wirecard AG (IT services)	311,240	11,501
			212,701
	Ireland—0.3%
*	ICON plc (Life sciences tools & services)†	48,242	2,761
	Smurfit Kappa Group plc (Containers & packaging)	418,240	9,168
			11,929

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—34.3%—(continued)
	Israel—1.4%
*	Check Point Software Technologies, Ltd. (Software)†	335,142	$23,205
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	541,732	29,118
			52,323
	Italy—1.7%
	Azimut Holding SpA (Capital markets)	289,745	7,330
	Banca Generali SpA (Capital markets)	363,894	9,620
	Intesa Sanpaolo SpA (Banks)	15,203,738	46,203
			63,153
	Luxembourg—0.4%
	Eurofins Scientific SE (Life sciences tools & services)	30,631	7,931
*	GAGFAH S.A. (Real estate management & development)	299,035	5,571
			13,502
	Netherlands—0.8%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	433,480	29,663
	Norway—0.9%
	Gjensidige Forsikring ASA (Insurance)	322,671	6,825
	Telenor ASA (Diversified telecommunication services)	1,249,384	27,420
			34,245
	Spain—3.8%
	Abertis Infraestructuras S.A. (Transportation infrastructure)	650,329	12,847
	Amadeus IT Holding S.A. Class “A” (IT services)	643,658	24,080
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	2,980,494	35,955
	Bankinter S.A. (Banks)	2,235,533	18,963
	Grifols S.A. (Biotechnology)	200,373	8,210
	Inditex S.A. (Specialty retail)	195,050	5,389
	Mapfre S.A. (Insurance)	1,617,120	5,727
	Repsol S.A. (Oil, gas & consumable fuels)	1,305,448	30,998
			142,169
	Sweden—2.0%
	Atlas Copco AB Class “A” (Machinery)	1,037,530	29,763
	Hennes & Mauritz AB Class “B” (Specialty retail)	307,300	12,755
	Hexagon AB (Electronic equipment, instruments & components)	169,210	5,370
	Hexpol AB (Chemicals)	59,910	4,790
	Intrum Justitia AB (Commercial services & supplies)	186,301	5,251
	Swedbank AB (Banks)	763,481	19,225
			77,154
	Switzerland—8.2%
*	Actelion, Ltd. (Biotechnology)	198,447	23,343
*	Adecco S.A. (Professional services)	181,889	12,355
	Burckhardt Compression Holding AG (Machinery)	9,445	4,368
*	Clariant AG (Chemicals)	921,681	15,794
	Geberit AG (Building products)	47,547	15,379

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—34.3%—(continued)
	Switzerland—8.2%—(continued)
*	Glencore plc (Metals & mining)	12,361,931	$68,779
	Nestle S.A. (Food products)	472,727	34,785
	Novartis AG (Pharmaceuticals)	490,139	46,283
	Partners Group Holding AG (Capital markets)	86,287	22,731
	Roche Holding AG (Pharmaceuticals)	126,582	37,536
	Sika AG (Chemicals)	1,559	5,408
	Sonova Holding AG (Health care equipment & supplies)	96,953	15,497
	Straumann Holding AG (Health care equipment & supplies)	28,477	6,461
			308,719
	Japan—17.2%
	Asahi Group Holdings, Ltd. (Beverages)	368,000	10,647
	Asahi Kasei Corporation (Chemicals)	3,514,000	28,529
	Astellas Pharma, Inc. (Pharmaceuticals)	2,818,600	41,967
	Daikin Industries, Ltd. (Building products)	607,100	37,630
	Daito Trust Construction Co., Ltd. (Real estate management & development)	164,300	19,407
	Fanuc Corporation (Machinery)	163,400	29,514
	Fuji Heavy Industries, Ltd. (Automobiles)	1,386,800	45,849
	Hoya Corporation (Electronic equipment, instruments & components)	780,100	26,204
	ITOCHU Corporation (Trading companies & distributors)	1,494,900	18,265
	Kao Corporation (Personal products)	704,800	27,482
	Keyence Corporation (Electronic equipment, instruments & components)	68,600	29,814
	M3, Inc. (Health care technology)	390,500	6,266
	Minebea Co., Ltd. (Machinery)	870,444	11,873
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	305,600	34,747
	Nidec Corporation (Electrical equipment)	240,400	16,264
	Nitori Holdings Co., Ltd. (Specialty retail)	194,200	12,023
	Omron Corporation (Electronic equipment, instruments & components)	393,400	17,863
	ORIX Corporation (Diversified financial services)	2,789,900	38,487
	Otsuka Corporation (IT services)	128,100	5,092
	Ryohin Keikaku Co., Ltd. (Multiline retail)	84,800	10,106
	SCSK Corporation (IT services)	204,200	5,487
	Secom Co., Ltd. (Commercial services & supplies)	314,800	18,752
	Seiko Epson Corporation (Technology hardware, storage & peripherals)	225,000	10,811
	SMC Corporation (Machinery)	71,900	19,831
	Start Today Co., Ltd. (Internet & catalog retail)	316,000	6,877
	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,234,600	50,330
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	595,000	21,172
	Suruga Bank, Ltd. (Banks)	877,000	17,480
	Sysmex Corporation (Health care equipment & supplies)	402,100	16,168
	Tadano, Ltd. (Machinery)	108,000	1,988
	Temp Holdings Co., Ltd. (Professional services)	170,900	5,205
	Tsuruha Holdings, Inc. (Food & staples retailing)	142,200	7,909
			650,039
	United Kingdom—15.3%
	Ashtead Group plc (Trading companies & distributors)	682,990	11,548
	Babcock International Group plc (Commercial services & supplies)	1,105,986	19,579
	BG Group plc (Oil, gas & consumable fuels)	708,176	13,088

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—15.3%—(continued)
	BT Group plc (Diversified telecommunication services)	7,877,762	$48,479
*	BTG plc (Pharmaceuticals)	830,080	9,420
	Bunzl plc (Trading companies & distributors)	708,211	18,485
	Capita plc (Professional services)	1,343,609	25,354
	Compass Group plc (Hotels, restaurants & leisure)	1,320,222	21,328
	Countrywide plc (Real estate management & development)	576,450	4,218
	Derwent London plc (Real estate investment trusts (REITs))	121,238	5,367
	easyJet plc (Airlines)	1,145,948	26,436
	Experian plc (Professional services)	337,608	5,383
*	Genel Energy plc (Oil, gas & consumable fuels)	560,719	7,654
	Halma plc (Electronic equipment, instruments & components)	939,257	9,319
	Hikma Pharmaceuticals plc (Pharmaceuticals)	190,862	5,362
	Hiscox, Ltd. (Insurance)	546,726	5,584
	IMI plc (Machinery)	567,872	11,323
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	263,468	10,161
	ITV plc (Media)	11,255,754	37,918
*	Lloyds Banking Group plc (Banks)	14,152,652	17,637
	Next plc (Multiline retail)	205,991	22,057
	Provident Financial plc (Consumer finance)	163,978	5,678
	Prudential plc (Insurance)	2,835,424	63,250
	Reckitt Benckiser Group plc (Household products)	722,610	62,673
	Rio Tinto plc (Metals & mining)	315,781	15,519
	St James’s Place plc (Insurance)	396,874	4,697
	Unilever plc (Food products)	1,332,980	55,861
	Whitbread plc (Hotels, restaurants & leisure)	374,917	25,248
	WPP plc (Media)	367,736	7,392
			576,018
	Emerging Asia—12.2%
	China—4.0%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	63,236	5,619
*	Baidu, Inc.—ADR (Internet software & services)	88,516	19,317
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	3,128,000	5,446
	Dongfeng Motor Group Co., Ltd. Class “H” (Automobiles)	3,286,000	5,400
	ENN Energy Holdings, Ltd. (Gas utilities)	1,780,000	11,645
	Lenovo Group, Ltd. (Technology hardware storage & peripherals)	14,072,000	20,950
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,590,500	11,962
*	Qihoo 360 Technology Co., Ltd.—ADR (Internet software & services)	64,339	4,341
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	9,394,000	7,090
	Tencent Holdings, Ltd. (Internet software & services)	1,724,500	25,607
*	Vipshop Holdings, Ltd.—ADR (Internet & catalog retail)	73,117	13,820
	Weichai Power Co., Ltd. Class “H” (Machinery)	1,356,000	4,898
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	257,093	9,003
*	YY, Inc.—ADR (Internet software & services)	87,950	6,587
			151,685
	India—4.8%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	1,278,597	5,766
	Asian Paints, Ltd. (Chemicals)	982,639	10,024
	Axis Bank, Ltd. (Banks)	1,535,228	9,414
	HCL Technologies, Ltd. (IT services)	557,883	15,503

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—12.2%—(continued)
	India—4.8%—(continued)
	HDFC Bank, Ltd. (Banks)	1,401,008	$19,786
	Hero MotoCorp, Ltd. (Automobiles)	216,769	9,950
	Housing Development Finance Corporation (Thrifts & mortgage finance)	943,242	16,090
	ITC, Ltd. (Tobacco)	1,094,246	6,573
	Mahindra & Mahindra, Ltd. (Automobiles)	300,690	6,618
	Maruti Suzuki India, Ltd. (Automobiles)	157,986	7,829
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,888,572	26,176
	Tata Consultancy Services, Ltd. (IT services)	516,020	22,868
	Tata Motors, Ltd. (Automobiles)	2,264,883	18,435
	Ultratech Cement, Ltd. (Construction materials)	127,110	5,393
			180,425
	Indonesia—0.8%
	PT Astra International Tbk (Automobiles)	14,935,300	8,641
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	26,593,000	22,752
			31,393
	South Korea—0.8%
	Coway Co., Ltd. (Household durables)	81,051	6,475
	NAVER Corporation (Internet software & services)	12,558	9,604
*	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	297,780	13,192
			29,271
	Taiwan—1.5%
	Delta Electronics, Inc. (Electronic equipment, instruments & components)	536,000	3,383
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	9,988,000	15,334
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	96,000	6,880
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	770,000	11,403
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	947,887	19,128
			56,128
	Thailand—0.3%
	Kasikornbank PCL (Banks)	1,361,900	9,828
	Canada—7.9%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	477,726	15,275
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	428,636	19,272
	Canadian National Railway Co. (Road & rail)†	437,622	31,054
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	785,364	30,511
	Canadian Pacific Railway, Ltd. (Road & rail)†	143,086	29,686
	CI Financial Corporation (Capital markets)	528,429	15,934
	Dollarama, Inc. (Multiline retail)	69,711	5,913
	Enbridge, Inc. (Oil, gas & consumable fuels)	796,563	38,130
	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	173,800	9,508
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	266,088	8,397
	Saputo, Inc. (Food products)	517,030	14,464
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	1,292,800	46,785

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Canada—7.9%—(continued)
	The Toronto-Dominion Bank (Banks)	665,615	$32,848
			297,777
	Asia—4.8%
	Australia—2.8%
	Australia & New Zealand Banking Group, Ltd. (Banks)	1,162,469	31,470
	CSL, Ltd. (Biotechnology)	422,253	27,421
	Flight Centre Travel Group Ltd. (Hotels, restaurants & leisure)	114,917	4,301
	REA Group, Ltd. (Media)	159,300	6,037
	Telstra Corporation, Ltd. (Diversified telecommunication services)	7,722,213	35,834
			105,063
	Hong Kong—1.9%
	AIA Group, Ltd. (Insurance)	8,533,800	44,126
	Cheung Kong Holdings, Ltd. (Real estate management & development)	749,000	12,328
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	6,597,000	34
	Hong Kong Exchanges and Clearing, Ltd. (Diversified financial services)	405,900	8,745
	Techtronic Industries Co. (Household durables)	2,212,000	6,410
			71,643
	New Zealand—0.1%
	Ryman Healthcare, Ltd. (Health care providers & services)	744,288	4,538
	Emerging Latin America—3.3%
	Brazil—2.4%
	AMBEV S.A.—ADR (Beverages)	4,488,651	29,401
	BB Seguridade Participacoes S.A. (Insurance)	1,954,400	25,710
	CETIP S.A. - Mercados Organizados (Capital markets)	412,500	5,106
	Cielo S.A. (IT services)	1,118,500	18,278
	Kroton Educacional S.A. (Diversified consumer services)	2,110,800	13,263
			91,758
	Mexico—0.5%
	Arca Continental S.A.B. de C.V. (Beverages)	782,724	5,373
*	Cemex S.A.B. de C.V. (Construction materials)	4,129,804	5,381
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	2,719,200	8,945
			19,699
	Peru—0.4%
	Credicorp, Ltd. (Banks)†	96,471	14,798
	Emerging Europe, Mid-East, Africa—1.4%
	South Africa—0.7%
	Bidvest Group, Ltd. (Industrial conglomerates)	352,142	8,920
	MTN Group, Ltd. (Wireless telecommunication services)	833,822	17,612
			26,532

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—1.4%—(continued)
	United Arab Emirates—0.7%
	Dragon Oil plc (Oil, gas & consumable fuels)	1,021,479	$9,878
	Emaar Properties PJSC (Real estate management & development)	3,397,036	10,682
	First Gulf Bank PJSC (Banks)	1,186,452	6,058
			26,618
	Total Common Stocks—96.4% (cost $3,241,987)		3,638,437
	Preferred Stock
	Brazil—0.3%
	Itau Unibanco Holding S.A. (Banks)	967,220	13,383
	Total Preferred Stock—0.3% (cost $12,930)		13,383
	Rights
	Spain—0.0%
*	Banco Bilbao Vizcaya Argentaria S.A., Expiring 7/10/14, $0.00 (Banks)	2,980,494	297
	Total Rights—0.0% (cost $302)		297
	Affiliated Fund
	China—0.7%
	William Blair China A-Share Fund, LLC	2,202,200	25,766
	Total Affiliated Fund—0.7% (cost $22,022)		25,766
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $21,904, collateralized by U.S. Treasury Note, 2.000%, due 2/28/21	$21,904	21,904
	Total Repurchase Agreement—0.6% (cost $21,904)		21,904
	Total Investments—98.0% (cost $3,299,145)		3,699,787
	Cash and other assets, less liabilities—2.0%		73,616
	Net assets—100.0%		$3,773,403

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2014.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2014.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of September 30, 2014, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment weekly.

	Share Activity				Period Ended September 30, 2014 (in thousands)

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2013	Purchases	Sales	9/30/2014	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	2,202,200	—	—	2,202,200	$25,766	$—	$—	$(132)

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

At September 30, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	26.2%
Industrials	13.5%
Health Care	12.7%
Consumer Discretionary	12.7%
Information Technology	12.6%
Consumer Staples	7.5%
Energy	5.7%
Materials	5.3%
Telecommunication Services	3.5%
Utilities	0.3%
Total	100.0%

At September 30, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	19.8%
British Pound Sterling	17.8%
Japanese Yen	17.7%
U.S. Dollar	8.2%
Swiss Franc	6.5%
Canadian Dollar	5.9%
Indian Rupee	4.9%
Hong Kong Dollar	4.7%
Australian Dollar	2.9%
Swedish Krona	2.1%
Brazilian Real	2.1%
Danish Krone	1.7%
New Taiwan Dollar	1.0%
All Other Currencies	4.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—34.2%
	Belgium—0.1%
*	Telenet Group Holding N.V. (Media)	60,074	$3,452
	Denmark—1.6%
	Coloplast A/S Class “B” (Health care equipment & supplies)	106,186	8,901
	GN Store Nord A/S (Health care equipment & supplies)	284,975	6,286
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	509,355	24,372
			39,559
	Finland—2.0%
	Kone Oyj Class “B” (Machinery)	281,260	11,304
	Sampo Class “A” (Insurance)	780,034	37,832
			49,136
	France—5.4%
	AXA S.A. (Insurance)	1,211,834	29,862
	BNP Paribas S.A. (Banks)	347,422	23,046
	Bollore S.A. (Air freight & logistics)	5,872	3,336
	Dassault Systemes S.A. (Software)	95,697	6,147
	Essilor International S.A. (Health care equipment & supplies)	65,336	7,175
	Hermes International (Textiles, apparel & luxury goods)	10,831	3,239
	Legrand S.A. (Electrical equipment)	64,854	3,374
	Plastic Omnium S.A. (Auto components)	124,115	2,969
	Publicis Groupe S.A. (Media)	47,882	3,288
	Total S.A. (Oil, gas & consumable fuels)	224,630	14,597
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	44,657	11,490
	Valeo S.A. (Auto components)	98,437	10,955
	Vinci S.A. (Construction & engineering)	112,427	6,533
	Zodiac Aerospace (Aerospace & defense)	111,794	3,566
			129,577
	Germany—5.6%
	BASF SE (Chemicals)	183,804	16,861
	Bayer AG (Pharmaceuticals)	238,947	33,470
	Bayerische Motoren Werke AG (Automobiles)	148,325	15,928
	Brenntag AG (Trading companies & distributors)	122,438	6,017
	Continental AG (Auto components)	105,812	20,134
	Deutsche Annington Immobilien SE (Real estate management & development)	130,156	3,778
	Deutsche Wohnen AG (Real estate management & development)	164,973	3,526
	Fielmann AG (Specialty retail)	54,405	3,339
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	865,930	8,961
*	Morphosys AG (Life sciences tools & services)	42,084	4,129
	ProSiebenSat.1 Media AG (Media)	278,339	11,092
	Wirecard AG (IT services)	197,343	7,292
			134,527
	Ireland—0.3%
*	ICON plc (Life sciences tools & services)†	30,590	1,751
	Smurfit Kappa Group plc (Containers & packaging)	265,187	5,813
			7,564

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—34.2%—(continued)
	Israel—1.4%
*	Check Point Software Technologies, Ltd. (Software)†	211,583	$14,650
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	343,488	18,463
			33,113
	Italy—1.7%
	Azimut Holding SpA (Capital markets)	183,714	4,648
	Banca Generali SpA (Capital markets)	230,729	6,099
	Intesa Sanpaolo SpA (Banks)	9,640,008	29,295
			40,042
	Luxembourg—0.4%
	Eurofins Scientific SE (Life sciences tools & services)	19,422	5,029
*	GAGFAH S.A. (Real estate management & development)	189,605	3,532
			8,561
	Netherlands—0.8%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	274,850	18,808
	Norway—0.9%
	Gjensidige Forsikring ASA (Insurance)	204,591	4,328
	Telenor ASA (Diversified telecommunication services)	792,178	17,385
			21,713
	Spain—3.8%
	Abertis Infraestructuras S.A. (Transportation infrastructure)	412,344	8,145
	Amadeus IT Holding S.A. Class “A” (IT services)	408,115	15,268
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	1,889,797	22,797
	Bankinter S.A. (Banks)	1,417,451	12,024
	Grifols S.A. (Biotechnology)	127,047	5,206
	Inditex S.A. (Specialty retail)	123,672	3,417
	Mapfre S.A. (Insurance)	1,025,343	3,631
	Repsol S.A. (Oil, gas & consumable fuels)	827,726	19,655
			90,143
	Sweden—2.0%
	Atlas Copco AB Class “A” (Machinery)	657,851	18,871
	Hennes & Mauritz AB Class “B” (Specialty retail)	194,850	8,087
	Hexagon AB (Electronic equipment, instruments & components)	107,288	3,405
	Hexpol AB (Chemicals)	37,986	3,038
	Intrum Justitia AB (Commercial services & supplies)	118,125	3,330
	Swedbank AB (Banks)	484,083	12,189
			48,920
	Switzerland—8.2%
*	Actelion, Ltd. (Biotechnology)	125,827	14,801
*	Adecco S.A. (Professional services)	115,327	7,834
	Burckhardt Compression Holding AG (Machinery)	5,788	2,677
*	Clariant AG (Chemicals)	584,397	10,014
	Geberit AG (Building products)	30,148	9,751

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—34.2%—(continued)
	Switzerland—8.2%—(continued)
*	Glencore plc (Metals & mining)	7,838,145	$43,610
	Nestle S.A. (Food products)	299,735	22,055
	Novartis AG (Pharmaceuticals)	310,775	29,346
	Partners Group Holding AG (Capital markets)	54,711	14,413
	Roche Holding AG (Pharmaceuticals)	80,260	23,800
	Sika AG (Chemicals)	989	3,431
	Sonova Holding AG (Health care equipment & supplies)	61,474	9,826
	Straumann Holding AG (Health care equipment & supplies)	18,056	4,096
			195,654
	Japan—17.2%
	Asahi Group Holdings, Ltd. (Beverages)	233,300	6,750
	Asahi Kasei Corporation (Chemicals)	2,228,000	18,088
	Astellas Pharma, Inc. (Pharmaceuticals)	1,787,100	26,609
	Daikin Industries, Ltd. (Building products)	385,000	23,863
	Daito Trust Construction Co., Ltd. (Real estate management & development)	104,100	12,296
	Fanuc Corporation (Machinery)	103,600	18,713
	Fuji Heavy Industries, Ltd. (Automobiles)	879,300	29,071
	Hoya Corporation (Electronic equipment, instruments & components)	494,600	16,614
	ITOCHU Corporation (Trading companies & distributors)	947,900	11,581
	Kao Corporation (Personal products)	446,900	17,426
	Keyence Corporation (Electronic equipment, instruments & components)	43,500	18,905
	M3, Inc. (Health care technology)	247,600	3,973
	Minebea Co., Ltd. (Machinery)	551,726	7,526
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	193,800	22,035
	Nidec Corporation (Electrical equipment)	152,400	10,311
	Nitori Holdings Co., Ltd. (Specialty retail)	123,100	7,621
	Omron Corporation (Electronic equipment, instruments & components)	249,400	11,324
	ORIX Corporation (Diversified financial services)	1,768,900	24,402
	Otsuka Corporation (IT services)	81,200	3,228
	Ryohin Keikaku Co., Ltd. (Multiline retail)	53,800	6,411
	SCSK Corporation (IT services)	129,500	3,480
	Secom Co., Ltd. (Commercial services & supplies)	199,600	11,890
	Seiko Epson Corporation (Technology hardware, storage & peripherals)	142,600	6,852
	SMC Corporation (Machinery)	45,600	12,577
	Start Today Co., Ltd. (Internet & catalog retail)	200,400	4,362
	Sumitomo Mitsui Financial Group, Inc. (Banks)	782,800	31,912
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	377,000	13,415
	Suruga Bank, Ltd. (Banks)	556,000	11,082
	Sysmex Corporation (Health care equipment & supplies)	255,000	10,253
	Tadano, Ltd. (Machinery)	69,000	1,270
	Temp Holdings Co., Ltd. (Professional services)	108,400	3,301
	Tsuruha Holdings, Inc. (Food & staples retailing)	90,200	5,017
			412,158
	United Kingdom—15.2%
	Ashtead Group plc (Trading companies & distributors)	427,820	7,234
	Babcock International Group plc (Commercial services & supplies)	701,256	12,414
	BG Group plc (Oil, gas & consumable fuels)	449,023	8,298

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—15.2%—(continued)
	BT Group plc (Diversified telecommunication services)	4,994,935	$30,738
*	BTG plc (Pharmaceuticals)	526,316	5,973
	Bunzl plc (Trading companies & distributors)	440,660	11,501
	Capita plc (Professional services)	851,922	16,076
	Compass Group plc (Hotels, restaurants & leisure)	837,094	13,523
	Countrywide plc (Real estate management & development)	365,501	2,675
	Derwent London plc (Real estate investment trusts (REITs))	76,872	3,403
	easyJet plc (Airlines)	726,594	16,762
	Experian plc (Professional services)	214,062	3,413
*	Genel Energy plc (Oil, gas & consumable fuels)	355,527	4,853
	Halma plc (Electronic equipment, instruments & components)	582,513	5,779
	Hikma Pharmaceuticals plc (Pharmaceuticals)	121,017	3,400
	Hiscox, Ltd. (Insurance)	346,654	3,541
	IMI plc (Machinery)	360,062	7,180
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	167,053	6,443
	ITV plc (Media)	7,136,768	24,042
*	Lloyds Banking Group plc (Banks)	8,973,561	11,183
	Next plc (Multiline retail)	130,609	13,985
	Provident Financial plc (Consumer finance)	103,971	3,600
	Prudential plc (Insurance)	1,797,815	40,104
	Reckitt Benckiser Group plc (Household products)	458,174	39,738
	Rio Tinto plc (Metals & mining)	200,222	9,840
	St James’s Place plc (Insurance)	251,640	2,978
	Unilever plc (Food products)	845,183	35,419
	Whitbread plc (Hotels, restaurants & leisure)	237,718	16,009
	WPP plc (Media)	233,165	4,687
			364,791
	Emerging Asia—12.1%
	China—4.0%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	39,818	3,538
*	Baidu, Inc.—ADR (Internet software & services)	56,124	12,248
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	1,982,000	3,451
	Dongfeng Motor Group Co., Ltd. Class “H” (Automobiles)	2,082,000	3,421
	ENN Energy Holdings, Ltd. (Gas utilities)	1,128,000	7,380
	Lenovo Group, Ltd. (Technology hardware storage & peripherals)	8,922,000	13,283
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,008,500	7,585
*	Qihoo 360 Technology Co., Ltd.—ADR (Internet software & services)	40,794	2,752
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	5,956,000	4,495
	Tencent Holdings, Ltd. (Internet software & services)	1,093,400	16,236
*	Vipshop Holdings, Ltd.—ADR (Internet & catalog retail)	46,360	8,762
	Weichai Power Co., Ltd. Class “H” (Machinery)	860,000	3,107
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	163,011	5,709
*	YY, Inc.—ADR (Internet software & services)	55,765	4,176
			96,143
	India—4.8%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	810,701	3,656
	Asian Paints, Ltd. (Chemicals)	623,047	6,355
	Axis Bank, Ltd. (Banks)	973,419	5,969
	HCL Technologies, Ltd. (IT services)	353,729	9,830

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—12.1%—(continued)
	India—4.8%—(continued)
	HDFC Bank, Ltd. (Banks)	888,316	$12,545
	Hero MotoCorp, Ltd. (Automobiles)	137,444	6,309
	Housing Development Finance Corporation (Thrifts & mortgage finance)	598,068	10,202
	ITC, Ltd. (Tobacco)	693,813	4,168
	Mahindra & Mahindra, Ltd. (Automobiles)	190,654	4,196
	Maruti Suzuki India, Ltd. (Automobiles)	100,172	4,964
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,197,459	16,597
	Tata Consultancy Services, Ltd. (IT services)	327,184	14,499
	Tata Motors, Ltd. (Automobiles)	1,436,060	11,689
	Ultratech Cement, Ltd. (Construction materials)	80,595	3,420
			114,399
	Indonesia—0.8%
	PT Astra International Tbk (Automobiles)	9,469,800	5,479
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	16,861,400	14,426
			19,905
	South Korea—0.8%
	Coway Co., Ltd. (Household durables)	51,391	4,105
	NAVER Corporation (Internet software & services)	7,963	6,090
*	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	188,810	8,365
			18,560
	Taiwan—1.5%
	Delta Electronics, Inc. (Electronic equipment, instruments & components)	326,000	2,058
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	6,333,000	9,722
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	61,000	4,372
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	488,000	7,227
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	601,013	12,128
			35,507
	Thailand—0.2%
	Kasikornbank PCL (Banks)	863,500	6,231
	Canada—7.9%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	302,904	9,685
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	271,779	12,219
	Canadian National Railway Co. (Road & rail)†	277,476	19,690
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	497,964	19,346
	Canadian Pacific Railway, Ltd. (Road & rail)†	90,725	18,823
	CI Financial Corporation (Capital markets)	335,053	10,103
	Dollarama, Inc. (Multiline retail)	44,201	3,749
	Enbridge, Inc. (Oil, gas & consumable fuels)	505,065	24,176
	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	110,200	6,029
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	168,714	5,324
	Saputo, Inc. (Food products)	327,826	9,171
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	819,700	29,664

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Canada—7.9%—(continued)
	The Toronto-Dominion Bank (Banks)	422,036	$20,828
			188,807
	Asia—4.8%
	Australia—2.8%
	Australia & New Zealand Banking Group, Ltd. (Banks)	737,070	19,954
	CSL, Ltd. (Biotechnology)	267,731	17,386
	Flight Centre Travel Group Ltd. (Hotels, restaurants & leisure)	72,864	2,727
	REA Group, Ltd. (Media)	101,005	3,828
	Telstra Corporation, Ltd. (Diversified telecommunication services)	4,896,309	22,721
			66,616
	Hong Kong—1.9%
	AIA Group, Ltd. (Insurance)	5,411,000	27,979
	Cheung Kong Holdings, Ltd. (Real estate management & development)	475,000	7,818
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	3,373,000	17
	Hong Kong Exchanges and Clearing, Ltd. (Diversified financial services)	257,300	5,544
	Techtronic Industries Co. (Household durables)	1,381,000	4,002
			45,360
	New Zealand—0.1%
	Ryman Healthcare, Ltd. (Health care providers & services)	471,919	2,877
	Emerging Latin America—3.3%
	Brazil—2.4%
	AMBEV S.A.—ADR (Beverages)	2,846,052	18,642
	BB Seguridade Participacoes S.A. (Insurance)	1,239,200	16,302
	CETIP S.A. - Mercados Organizados (Capital markets)	261,600	3,238
	Cielo S.A. (IT services)	709,200	11,589
	Kroton Educacional S.A. (Diversified consumer services)	1,338,400	8,409
			58,180
	Mexico—0.5%
	Arca Continental S.A.B. de C.V. (Beverages)	496,290	3,407
*	Cemex S.A.B. de C.V. (Construction materials)	2,618,600	3,412
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	1,724,100	5,671
			12,490
	Peru—0.4%
	Credicorp, Ltd. (Banks)†	61,168	9,383
	Emerging Europe, Mid-East, Africa—1.4%
	South Africa—0.7%
	Bidvest Group, Ltd. (Industrial conglomerates)	223,277	5,656
	MTN Group, Ltd. (Wireless telecommunication services)	528,689	11,167
			16,823

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—1.4%—(continued)
	United Arab Emirates—0.7%
	Dragon Oil plc (Oil, gas & consumable fuels)	647,674	$6,263
	Emaar Properties PJSC (Real estate management & development)	2,109,787	6,634
	First Gulf Bank PJSC (Banks)	736,866	3,762
			16,659
	Total Common Stocks—96.1% (cost $2,078,060)		2,305,658
	Preferred Stock
	Brazil—0.3%
	Itau Unibanco Holding S.A. (Banks)	598,200	8,277
	Total Preferred Stock—0.3% (cost $7,974)		8,277
	Rights
	Spain—0.0%
*	Banco Bilbao Vizcaya Argentaria S.A., Expiring 7/10/14, $0.00 (Banks)	1,889,797	189
	Total Rights—0.0% (cost $192)		189
	Affiliated Fund
	China—0.6%
	William Blair China A-Share Fund, LLC	1,183,400	13,846
	Total Affiliated Fund—0.6% (cost $11,834)		13,846
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $91,124, collateralized by U.S. Treasury Bond, 5.000%, due 5/15/37	$91,124	91,124
	Total Repurchase Agreement—3.8% (cost $91,124)		91,124
	Total Investments—100.8% (cost $2,189,184)		2,419,094
	Liabilities, plus cash and other assets—(0.8)%		(18,583)
	Net assets—100.0%		$2,400,511

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2014.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2014.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of September 30, 2014, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment weekly.

	Share Activity				Period Ended September 30, 2014 (in thousands)

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2013	Purchases	Sales	9/30/2014	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	1,183,400	—	—	1,183,400	$13,846	$—	$—	$(71)

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

At September 30, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	26.2%
Industrials	13.5%
Health Care	12.7%
Consumer Discretionary	12.7%
Information Technology	12.6%
Consumer Staples	7.5%
Energy	5.7%
Materials	5.3%
Telecommunication Services	3.5%
Utilities	0.3%
Total	100.0%

At September 30, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	19.8%
British Pound Sterling	17.8%
Japanese Yen	17.7%
U.S. Dollar	8.2%
Swiss Franc	6.5%
Canadian Dollar	5.9%
Indian Rupee	4.9%
Hong Kong Dollar	4.7%
Australian Dollar	2.9%
Swedish Krona	2.1%
Brazilian Real	2.1%
Danish Krone	1.7%
New Taiwan Dollar	1.0%
All Other Currencies	4.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—29.1%
	Austria—0.6%
	ams AG (Semiconductors & semiconductor equipment)	118,281	$4,504
	Denmark—3.1%
	GN Store Nord A/S (Health care equipment & supplies)	160,363	3,537
*	Royal UNIBREW (Beverages)	25,054	4,171
	SimCorp A/S (Software)	80,095	2,351
*	Topdanmark A/S (Insurance)	480,663	14,566
			24,625
	Finland—1.1%
	Huhtamaki OYJ (Containers & packaging)	315,074	8,652
	France—1.1%
	Teleperformance (Professional services)	146,911	9,089
	Germany—5.0%
	Aareal Bank AG (Thrifts & mortgage finance)	169,050	7,351
	Aurelius AG (Capital markets)	217,365	7,770
	Bertrandt AG (Professional services)	30,391	3,888
	CTS Eventim AG & Co KGaA (Media)	337,562	9,538
	DMG MORI SEIKI AG (Machinery)	130,116	3,679
	Norma Group SE (Machinery)	124,524	5,209
*	Zalando SE (Internet & catalog retail)	57,300	1,556
			38,991
	Ireland—1.5%
	Beazley plc (Insurance)	1,177,483	5,204
	Greencore Group plc (Food products)	1,826,056	6,927
			12,131
	Israel—0.7%
	Frutarom Industries, Ltd. (Chemicals)	225,704	5,730
	Italy—4.9%
*	Anima Holding SpA (Capital markets)	773,387	4,257
	Banca IFIS SpA (Diversified financial services)	114,909	2,279
	Brembo SpA (Auto components)	173,271	5,672
	Credito Emiliano SpA (Banks)	209,070	1,730
	De’Longhi SpA (Household durables)	189,725	3,820
	Industria Macchine Automatiche SpA (Machinery)	200,083	6,646
	Moncler SpA (Textiles, apparel & luxury goods)	411,416	5,872
	Recordati SpA (Pharmaceuticals)	505,377	8,285
			38,561
	Norway—1.5%
	Borregaard ASA (Chemicals)	877,919	5,042
	Opera Software ASA (Internet software & services)	473,211	6,625
			11,667

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—29.1%—(continued)
	Portugal—0.5%
	Mota-Engil SGPS S.A. (Construction & engineering)	596,819	$3,855
	Spain—2.3%
	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	433,709	6,601
	Bankinter S.A. (Banks)	935,576	7,936
	Grupo Catalana Occidente S.A. (Insurance)	111,529	3,272
			17,809
	Sweden—4.4%
	Clas Ohlson AB (Specialty retail)	206,771	3,503
	Fabege AB (Real estate management & development)	219,130	2,789
	Hexpol AB (Chemicals)	49,332	3,945
	Indutrade AB (Trading companies & distributors)	49,602	1,887
	Intrum Justitia AB (Commercial services & supplies)	309,126	8,713
	JM AB (Household durables)	195,931	6,267
	NIBE Industrier AB Class “B” (Building products)	148,349	3,746
	Nolato AB Class “B” (Industrial conglomerates)	118,817	2,692
*	Swedish Orphan Biovitrum AB (Biotechnology)	71,797	766
			34,308
	Switzerland—2.4%
*	Leonteq AG (Capital markets)	14,740	3,293
	Straumann Holding AG (Health care equipment & supplies)	29,552	6,705
*	Temenos Group AG (Software)	231,656	8,820
			18,818
	Japan—25.2%
	ABC-Mart, Inc. (Specialty retail)	230,900	11,790
	Calbee, Inc. (Food products)	120,900	3,957
	Century Tokyo Leasing Corporation (Diversified financial services)	282,800	7,516
	Coca-Cola East Japan Co., Ltd. (Beverages)	442,700	8,787
	Cosmos Pharmaceutical Corporation (Food & staples retailing)	35,200	4,464
	Fuji Seal International, Inc. (Containers & packaging)	123,900	3,892
	GLP J-Reit (Real estate investment trusts (REITs))	3,279	3,788
	IT Holdings Corporation (IT services)	336,600	5,890
	Kanamoto Co., Ltd. (Trading companies & distributors)	175,500	6,481
	Kose Corporation (Personal products)	97,200	4,130
	M3, Inc. (Health care technology)	584,500	9,380
	Meitec Corporation (Professional services)	191,000	5,677
	Miraca Holdings, Inc. (Health care providers & services)	118,700	4,908
	Nachi-Fujikoshi Corporation (Machinery)	1,817,000	13,287
	Nihon Kohden Corporation (Health care equipment & supplies)	172,100	9,038
	Nihon M&A Center, Inc. (Professional services)	369,300	10,725
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	3,475	8,083
	Nissan Chemical Industries, Ltd. (Chemicals)	598,000	10,589
	Okabe Co., Ltd. (Building products)	263,400	2,896
	Pigeon Corporation (Household products)	142,500	8,069
	Plenus Co., Ltd. (Hotels, restaurants & leisure)	200,700	4,613
	Resorttrust, Inc. (Hotels, restaurants & leisure)	119,500	2,668
	Ryohin Keikaku Co., Ltd. (Multiline retail)	69,300	8,259

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—25.2%—(continued)
	SCSK Corporation (IT services)	204,700	$5,500
	Seino Holdings Co., Ltd. (Road & rail)	511,000	4,095
	Seven Bank, Ltd. (Banks)	1,106,800	4,511
	Start Today Co., Ltd. (Internet & catalog retail)	256,500	5,583
	Tadano, Ltd. (Machinery)	330,000	6,075
	The Hiroshima Bank, Ltd. (Banks)	263,000	1,293
	Topcon Corporation (Electronic equipment, instruments & components)	19,000	432
	Tsubakimoto Chain Co. (Machinery)	1,357,000	11,210
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	6,600	184
			197,770
	United Kingdom—12.2%
	Abcam plc (Biotechnology)	605,079	3,946
	Ashtead Group plc (Trading companies & distributors)	418,518	7,077
	Bellway plc (Household durables)	346,126	8,793
	Berendsen plc (Commercial services & supplies)	237,813	3,778
	Big Yellow Group plc (Real estate investment trusts (REITs))	292,041	2,462
	Great Portland Estates plc (Real estate investment trusts (REITs))	785,076	8,139
	Halfords Group plc (Specialty retail)	505,373	3,887
	Hays plc (Professional services)	3,035,019	5,722
	Micro Focus International plc (Software)	233,679	4,016
*	Optimal Payments plc (IT services)	1,174,584	9,778
	Provident Financial plc (Consumer finance)	290,600	10,063
	Rightmove plc (Media)	103,125	3,598
	Senior plc (Aerospace & defense)	907,669	3,946
	Ted Baker plc (Textiles, apparel & luxury goods)	57,618	1,740
	The Restaurant Group plc (Hotels, restaurants & leisure)	1,024,810	10,840
	WH Smith plc (Specialty retail)	228,433	4,011
	Workspace Group plc (Real estate investment trusts (REITs))	410,557	4,210
			96,006
	Emerging Asia—10.5%
	China—4.4%
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	179,862	4,045
*	Luye Pharma Group, Ltd. (Pharmaceuticals)	3,547,000	4,564
*	PAX Global Technology, Ltd. (Electronic equipment, instruments & components)	2,153,000	1,899
	SouFun Holdings, Ltd.—ADR (Internet software & services)	347,741	3,460
*	TAL Education Group—ADR (Diversified consumer services)	120,931	4,225
	Towngas China Co., Ltd. (Gas utilities)	3,344,000	3,587
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	174,159	6,099
*	YY, Inc.—ADR (Internet software & services)	86,378	6,469
			34,348
	India—3.7%
	Apollo Tyres, Ltd. (Auto components)	1,384,582	4,556
	Federal Bank, Ltd. (Banks)	1,949,549	3,971
*	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	105,547	2,090
	Motherson Sumi Systems, Ltd. (Auto components)	968,893	6,197
	Voltas, Ltd. (Construction & engineering)	1,116,145	4,337

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—10.5%—(continued)
	India—3.7%—(continued)
	Yes Bank, Ltd. (Banks)	871,966	$7,864
			29,015
	Indonesia—0.7%
	PT Matahari Department Store Tbk (Multiline retail)	3,823,000	5,091
	Malaysia—0.5%
	Silverlake Axis, Ltd. (Software)	4,171,000	4,234
	Philippines—0.6%
	Megaworld Corporation (Real estate management & development)	27,670,000	3,101
	Robinsons Retail Holdings, Inc. (Food & staples retailing)	1,372,540	1,936
			5,037
	Taiwan—0.4%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	55,483	392
	King Slide Works Co., Ltd. (Machinery)	222,000	2,507
			2,899
	Thailand—0.2%
	Minor International PCL (Hotels, restaurants & leisure)	1,212,600	1,384
	Canada—7.8%
*	Bankers Petroleum, Ltd. (Oil, gas & consumable fuels)	814,186	3,919
	Canadian Energy Services & Technology Corporation (Energy equipment & services)	424,763	3,558
	Canadian Western Bank (Banks)	176,900	6,223
	Entertainment One, Ltd. (Media)	711,590	3,645
	Home Capital Group, Inc. (Thrifts & mortgage finance)	231,912	10,434
	Intertape Polymer Group, Inc. (Containers & packaging)	217,729	3,163
	Linamar Corporation (Auto components)	145,057	7,486
	Mullen Group, Ltd. (Energy equipment & services)	143,153	3,270
*	Painted Pony Petroleum, Ltd. (Oil, gas & consumable fuels)	253,782	2,844
	ShawCor, Ltd. (Energy equipment & services)	152,921	7,715
	The Jean Coutu Group PJC, Inc. Class “A” (Food & staples retailing)	322,497	6,761
	Total Energy Services, Inc. (Energy equipment & services)	97,796	1,816
			60,834
	Asia—7.0%
	Australia—4.2%
	Beach Energy, Ltd. (Oil, gas & consumable fuels)	5,314,068	6,560
	Challenger, Ltd. (Diversified financial services)	1,250,808	7,798
	Domino’s Pizza Enterprises, Ltd. (Hotels, restaurants & leisure)	123,663	2,840
	DuluxGroup, Ltd. (Chemicals)	1,539,638	7,495
	Magellan Financial Group, Ltd. (Capital markets)	719,503	7,956
			32,649
	Hong Kong—0.6%
	Man Wah Holdings, Ltd. (Household durables)	3,250,400	4,781

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Asia—7.0%—(continued)
	New Zealand—1.7%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	1,545,938	$6,263
	SKY Network Television, Ltd. (Media)	1,530,869	7,529
			13,792
	Singapore—0.5%
	OSIM International, Ltd. (Specialty retail)	1,975,000	4,072
	Emerging Latin America—3.9%
	Brazil—2.9%
	CETIP S.A. - Mercados Organizados (Capital markets)	297,200	3,679
	Localiza Rent a Car S.A. (Road & rail)	505,800	7,334
*	Qualicorp S.A. (Health care providers & services)	1,193,000	11,804
			22,817
	Mexico—1.0%
	Compartamos S.A.B. de C.V. (Consumer finance)	3,648,400	7,810
	Emerging Europe, Mid-East, Africa—1.7%
	South Africa—1.4%
	Coronation Fund Managers, Ltd. (Capital markets)	672,574	5,762
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	1,355,333	5,350
			11,112
	Turkey—0.3%
	Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	2,269,747	1,914
	Total Common Stocks—97.4% (cost $733,462)		764,305
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $17,063, collateralized by U.S. Treasury Bond, 5.000%, due 5/15/37	$17,063	17,063
	Total Repurchase Agreement—2.2% (cost $17,063)		17,063
	Total Investments—99.6% (cost $750,525)		781,368
	Cash and other assets, less liabilities—0.4%		3,327
	Net assets—100.0%		$784,695

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

At September 30, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	23.1%
Consumer Discretionary	21.3%
Industrials	18.9%
Health Care	10.6%
Information Technology	9.0%
Consumer Staples	6.4%
Materials	6.3%
Energy	3.9%
Utilities	0.5%
Total	100.0%

At September 30, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	25.9%
Euro	15.3%
British Pound Sterling	14.6%
Canadian Dollar	7.5%
Swedish Krona	4.5%
Australian Dollar	4.3%
Indian Rupee	3.8%
Danish Krone	3.2%
Swiss Franc	3.0%
Brazilian Real	3.0%
Hong Kong Dollar	2.7%
U.S. Dollar	2.4%
New Zealand Dollar	1.8%
Norwegian Krone	1.5%
South African Rand	1.5%
Singapore Dollar	1.1%
Mexican Peso	1.0%
All Other Currencies	2.9%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—60.0%
	China—21.4%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	7,571	$673
*	Baidu, Inc.—ADR (Internet software & services)	10,584	2,310
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	642,000	1,118
*	China CNR Corporation Ltd.—144A (Machinery)	1,363,500	1,178
	China Gas Holdings, Ltd. (Gas utilities)	444,000	736
*	China Vanke Co., Ltd. (Real estate management & development)	437,100	768
	CNOOC, Ltd. (Oil, gas & consumable fuels)	454,000	778
	Dongfeng Motor Group Co., Ltd. (Automobiles)	656,000	1,078
	ENN Energy Holdings, Ltd. (Gas utilities)	114,000	746
	Lenovo Group, Ltd. (Technology hardware storage & peripherals)	962,000	1,432
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	98,000	737
	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class “H” (Pharmaceuticals)	208,500	671
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	960,000	724
	Sinopharm Group Co., Ltd. (Health care providers & services)	81,600	298
	Tencent Holdings, Ltd. (Internet software & services)	140,000	2,079
*	Vipshop Holdings, Ltd.—ADR (Internet & catalog retail)	6,209	1,173
	Weichai Power Co., Ltd. Class “H” (Machinery)	109,000	394
			16,893
	India—20.3%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	181,861	820
	HCL Technologies, Ltd. (IT services)	35,638	990
	HDFC Bank, Ltd. (Banks)	119,594	1,689
	Hero MotoCorp, Ltd. (Automobiles)	13,370	614
	Housing Development Finance Corporation (Thrifts & mortgage finance)	89,437	1,526
	ITC, Ltd. (Tobacco)	156,333	939
	Larsen & Toubro, Ltd. (Construction & engineering)	27,074	639
	Lupin, Ltd. (Pharmaceuticals)	47,468	1,071
	Mahindra & Mahindra, Ltd. (Automobiles)	17,929	394
	Maruti Suzuki India, Ltd. (Automobiles)	31,580	1,565
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	94,176	1,305
	Tata Consultancy Services, Ltd. (IT services)	47,742	2,116
	Tata Motors, Ltd. (Automobiles)	192,223	1,564
	Ultratech Cement, Ltd. (Construction materials)	17,338	736
			15,968
	Indonesia—4.0%
	PT Astra International Tbk (Automobiles)	2,413,200	1,396
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,601,800	1,371
	PT Kalbe Farma Tbk (Pharmaceuticals)	2,765,200	386
			3,153
	Philippines—0.6%
	Universal Robina Corporation (Food products)	112,710	470
	South Korea—5.4%
	Coway Co., Ltd. (Household durables)	6,615	528
	International Container Terminal Services, Inc. (Transportation infrastructure)	17,670	44
	NAVER Corporation (Internet software & services)	1,096	838
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	6,045	1,618

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—60.0%—(continued)
	South Korea—5.4%—(continued)
*	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	26,860	$1,190
			4,218
	Taiwan—4.9%
	Delta Electronics, Inc. (Electronic equipment, instruments & components)	46,000	290
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	783,000	1,202
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	54,000	800
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	77,793	1,570
			3,862
	Thailand—3.4%
	Airports of Thailand PCL (Transportation infrastructure)	84,800	625
	Kasikornbank PCL (Banks)	222,600	1,607
	Thai Beverage PCL (Beverages)	809,000	485
			2,717
	Emerging Europe, Mid-East, Africa—19.1%
	Russia—0.5%
	Magnit OJSC—144A—GDR (Food & staples retailing)†	6,834	395
	South Africa—12.4%
	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	44,082	1,315
	Bidvest Group, Ltd. (Industrial conglomerates)	46,106	1,168
	Discovery, Ltd. (Insurance)	90,998	793
	FirstRand, Ltd. (Diversified financial services)	413,765	1,577
	MTN Group, Ltd. (Wireless telecommunication services)	97,115	2,051
	Naspers, Ltd. (Media)	16,373	1,807
	Sasol, Ltd. (Oil, gas & consumable fuels)	20,020	1,088
			9,799
	Turkey—2.0%
	Turkiye Garanti Bankasi A.S. (Banks)	452,891	1,591
	United Arab Emirates—4.2%
	DP World, Ltd. (Transportation infrastructure)	29,139	605
*	Emaar Malls Group PJSC (Real estate management & development)	214,752	169
	Emaar Properties PJSC (Real estate management & development)	531,026	1,670
	First Gulf Bank PJSC (Banks)	168,403	860
			3,304
	Emerging Latin America—18.2%
	Brazil—8.5%
	AMBEV S.A.—ADR (Beverages)	236,455	1,549
	BB Seguridade Participacoes S.A. (Insurance)	158,000	2,079
	BR Malls Participacoes S.A. (Real estate management & development)	69,200	547
	CETIP S.A. - Mercados Organizados (Capital markets)	28,200	349
	Cielo S.A. (IT services)	62,200	1,016

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—18.2%—(continued)
	Brazil—8.5%—(continued)
	Kroton Educacional S.A. (Diversified consumer services)	102,400	$643
	Weg S.A. (Machinery)	40,550	473
			6,656
	Chile—0.8%
	Banco Santander Chile—ADR (Banks)	28,410	627
	Mexico—8.4%
	Alfa S.A.B. de C.V. (Industrial conglomerates)	265,600	914
*	Cemex S.A.B. de C.V. (Construction materials)	912,500	1,189
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	341,370	1,123
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	60,300	386
	Grupo Financiero Inbursa S.A.B. de C.V. (Banks)	281,600	805
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	142,000	867
*	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Construction & engineering)	55,200	756
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	236,800	596
			6,636
	Peru—0.5%
	Credicorp, Ltd. (Banks)†	2,755	423
	Total Common Stocks—97.3% (cost $71,375)		76,712
	Preferred Stock
	Brazil—1.9%
	Itau Unibanco Holding S.A. (Banks)	106,170	1,469
	Total Preferred Stock—1.9% (cost $1,421)		1,469
	Total Investments—99.2% (cost $72,796)		78,181
	Cash and other assets, less liabilities—0.8%		633
	Net assets—100.0%		$78,814

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

At September 30, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	31.9%
Information Technology	19.6%
Consumer Discretionary	15.2%
Industrials	9.7%
Health Care	7.4%
Consumer Staples	5.7%
Utilities	3.0%
Telecommunication Services	2.6%
Materials	2.5%
Energy	2.4%
Total	100.0%

At September 30, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	20.4%
Hong Kong Dollar	16.3%
South African Rand	12.5%
U.S. Dollar	11.9%
Mexican Peso	8.5%
Brazilian Real	8.4%
South Korean Won	5.4%
Indonesian Rupiah	4.0%
UAE Dirham	3.5%
New Taiwan Dollar	2.9%
Thai Baht	2.9%
Turkish Lira	2.0%
All Other Currencies	1.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—56.9%
	China—17.8%
	AAC Technologies Holdings, Inc. (Electronic equipment, instruments & components)	391,959	$2,277
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	63,323	5,626
*	Baidu, Inc.—ADR (Internet software & services)	112,336	24,515
*	Beijing Enterprises Water Group, Ltd. (Water utilities)	6,838,000	4,597
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	5,294,000	9,218
	China Gas Holdings, Ltd. (Gas utilities)	5,066,000	8,403
	China Oilfield Services, Ltd. Class “H” (Energy equipment & services)	1,924,000	5,080
*	China Vanke Co., Ltd. (Real estate management & development)	4,743,200	8,332
	CIMC Enric Holdings, Ltd. (Machinery)	2,084,000	2,085
	CNOOC, Ltd. (Oil, gas & consumable fuels)	5,521,000	9,457
	Dongfeng Motor Group Co., Ltd. Class “H” (Automobiles)	4,312,000	7,086
	ENN Energy Holdings, Ltd. (Gas utilities)	144,000	942
	Haier Electronics Group Co., Ltd. (Household durables)	897,000	2,362
	Huaneng Renewables Corporation, Ltd. Class “H” (Independent power & renewable electricity producers)	7,031,932	2,309
	Lenovo Group, Ltd. (Technology hardware storage & peripherals)	9,792,000	14,578
*	Luye Pharma Group, Ltd. (Pharmaceuticals)	2,254,000	2,900
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	627,000	4,716
*	Qihoo 360 Technology Co., Ltd.—ADR (Internet software & services)	39,204	2,645
	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class “H” (Pharmaceuticals)	889,000	2,862
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	7,872,000	5,941
	Sinopharm Group Co., Ltd. (Health care providers & services)	524,000	1,913
	SouFun Holdings, Ltd.—ADR (Internet software & services)	311,877	3,103
	Tencent Holdings, Ltd. (Internet software & services)	1,709,080	25,378
*	Vipshop Holdings, Ltd.—ADR (Internet & catalog retail)	37,847	7,154
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	85,831	3,006
*	YY, Inc.—ADR (Internet software & services)	40,194	3,010
	Zhuzhou CSR Times Electric Co., Ltd. Class “H” (Electrical equipment)	1,076,000	4,164
			173,659
	India—19.1%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	775,465	3,497
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	152,715	2,794
	HCL Technologies, Ltd. (IT services)	594,934	16,533
	HDFC Bank, Ltd. (Banks)	1,437,466	20,301
	Hero MotoCorp, Ltd. (Automobiles)	107,455	4,933
	Housing Development Finance Corporation (Thrifts & mortgage finance)	830,825	14,172
	IndusInd Bank, Ltd. (Banks)	544,642	5,463
	ITC, Ltd. (Tobacco)	1,886,350	11,332
	Larsen & Toubro, Ltd. (Construction & engineering)	166,604	3,930
	Lupin, Ltd. (Pharmaceuticals)	481,001	10,851
	Mahindra & Mahindra, Ltd. (Automobiles)	222,624	4,899
	Maruti Suzuki India, Ltd. (Automobiles)	298,203	14,778
	Motherson Sumi Systems, Ltd. (Auto components)	441,610	2,824
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,162,233	16,109
	Tata Consultancy Services, Ltd. (IT services)	597,228	26,467
	Tata Motors, Ltd. (Automobiles)	2,386,813	19,428
	Tech Mahindra, Ltd. (IT services)	74,694	3,006

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—56.9%—(continued)
	India—19.1%—(continued)
	Ultratech Cement, Ltd. (Construction materials)	107,453	$4,559
			185,876
	Indonesia—3.7%
	PT Astra International Tbk (Automobiles)	27,586,600	15,961
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	17,026,621	14,567
	PT Jasa Marga Persero Tbk (Transportation infrastructure)	4,211,000	2,229
	PT Kalbe Farma Tbk (Pharmaceuticals)	23,917,015	3,337
			36,094
	Malaysia—0.1%
	Guinness Anchor Bhd (Beverages)	205,598	804
	Papua New Guinea—1.0%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	1,237,097	9,662
	Philippines—0.4%
	Universal Robina Corporation (Food products)	1,018,100	4,242
	South Korea—6.8%
	Amorepacific Corporation (Personal products)	1,142	2,589
	Coway Co., Ltd. (Household durables)	43,599	3,483
	Halla Visteon Climate Control Corporation (Auto components)	67,490	3,274
	International Container Terminal Services, Inc. (Transportation infrastructure)	1,389,830	3,419
	NAVER Corporation (Internet software & services)	13,419	10,262
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	12,404	13,917
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	56,019	14,997
*	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	331,940	14,706
			66,647
	Taiwan—5.6%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	304,145	2,150
	Delta Electronics, Inc. (Electronic equipment, instruments & components)	285,000	1,799
	E.Sun Financial Holding Co., Ltd. (Banks)	4,055,995	2,460
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	11,679,560	17,930
	Hiwin Technologies Corporation (Machinery)	234,000	2,092
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	36,000	2,580
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	508,000	7,523
	Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	801,000	3,963
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	722,471	14,580
			55,077
	Thailand—2.4%
	Airports of Thailand PCL (Transportation infrastructure)	680,300	5,015
	Kasikornbank PCL (Banks)	2,075,800	14,980
	Thai Beverage PCL (Beverages)	5,068,000	3,039
			23,034

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—19.3%
	Georgia—0.3%
	Bank of Georgia Holdings plc (Banks)	62,216	$2,479
	Greece—0.2%
*	JUMBO S.A. (Specialty retail)	172,977	2,187
	Nigeria—0.7%
	Guaranty Trust Bank plc (Banks)	13,769,961	2,490
	Nestle Nigeria plc (Food products)	327,541	2,102
	Nigerian Breweries plc (Beverages)	2,296,562	2,467
			7,059
	Qatar—0.6%
	Qatar National Bank S.A.Q. (Banks)	104,111	5,797
	Russia—1.3%
	Magnit OJSC—144A—GDR (Food & staples retailing)†	164,755	9,516
*	Mail.ru Group Ltd.—144A—GDR (Internet software & services)†	17,861	502
*	Mail.ru Group, Ltd.—GDR (Internet software & services)	101,266	2,847
			12,865
	South Africa—9.6%
	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	179,736	5,361
	Bidvest Group, Ltd. (Industrial conglomerates)	190,845	4,834
	Discovery, Ltd. (Insurance)	393,919	3,433
	FirstRand, Ltd. (Diversified financial services)	3,799,857	14,488
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	1,229,108	4,852
	Mr. Price Group, Ltd. (Specialty retail)	221,903	4,176
	MTN Group, Ltd. (Wireless telecommunication services)	954,029	20,152
	Naspers, Ltd. (Media)	202,061	22,297
	Sasol, Ltd. (Oil, gas & consumable fuels)	256,178	13,926
			93,519
	Turkey—1.5%
	Turkiye Garanti Bankasi A.S. (Banks)	4,207,843	14,787
	United Arab Emirates—5.1%
	DAMAC Real Estate Development Ltd.—144A—GDR (Real estate management & development)	137,831	2,612
	DP World, Ltd. (Transportation infrastructure)	255,263	5,297
	Dragon Oil plc (Oil, gas & consumable fuels)	467,523	4,521
	Dubai Islamic Bank PJSC (Banks)	2,790,791	6,306
*	Emaar Malls Group PJSC (Real estate management & development)	2,497,901	1,972
	Emaar Properties PJSC (Real estate management & development)	6,733,745	21,175
	First Gulf Bank PJSC (Banks)	1,537,755	7,850
			49,733
	Emerging Latin America—17.4%
	Brazil—8.9%
	AMBEV S.A.—ADR (Beverages)	2,996,477	19,627

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—17.4%—(continued)
	Brazil—8.9%—(continued)
	BB Seguridade Participacoes S.A. (Insurance)	1,473,400	$19,383
	BR Malls Participacoes S.A. (Real estate management & development)	885,390	6,992
	CCR S.A (Transportation infrastructure)	1,341,889	9,199
	CETIP S.A. - Mercados Organizados (Capital markets)	174,200	2,156
	Cielo S.A. (IT services)	622,500	10,173
	Kroton Educacional S.A. (Diversified consumer services)	591,520	3,717
	Localiza Rent a Car S.A. (Road & rail)	153,400	2,224
*	Qualicorp S.A. (Health care providers & services)	208,400	2,062
	Tractebel Energia S.A. (Independent power & renewable electricity producers)	291,038	4,091
	Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	208,700	4,417
	Weg S.A. (Machinery)	264,940	3,092
			87,133
	Chile—1.1%
	Banco Santander Chile—ADR (Banks)	175,483	3,877
	S.A.C.I. Falabella (Multiline retail)	928,030	6,989
			10,866
	Mexico—6.0%
	Alfa S.A.B. de C.V. (Industrial conglomerates)	2,355,900	8,104
*	Cemex S.A.B. de C.V. (Construction materials)	11,563,500	15,067
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	2,121,369	6,979
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	746,510	4,781
	Grupo Financiero Inbursa S.A.B. de C.V. (Banks)	878,500	2,512
	Grupo Lala S.A.B. de C.V. (Food products)	1,035,300	2,535
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	617,000	3,769
*	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Construction & engineering)	341,400	4,673
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	4,084,500	10,279
			58,699
	Panama—0.3%
	Copa Holdings S.A. Class “A” (Airlines)†	20,863	2,238
	Peru—1.1%
	Credicorp, Ltd. (Banks)†	52,472	8,049
	Intercorp Financial Services, Inc. (Banks)	79,171	2,533
			10,582
	Total Common Stocks—93.6% (cost $815,677)		913,039
	Preferred Stock
	Brazil—1.3%
	Itau Unibanco Holding S.A. (Banks)	939,713	13,003
	Total Preferred Stock—1.3% (cost $11,377)		13,003

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Affiliated Fund
Emerging Asia—2.8%
China—2.8%
William Blair China A-Share Fund, LLC	2,362,400	$27,640
Total Affiliated Fund—2.8% (cost $23,624)		27,640
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $24,952, collateralized by U.S. Treasury Bond, 5.000%, due 5/15/37	$24,952	24,952
Total Repurchase Agreement—2.6% (cost $24,952)		24,952
Total Investments—100.3% (cost $875,630)		978,634
Liabilities, plus cash and other assets—(0.3)%		(2,528)
Net assets—100.0%		$976,106

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of September 30, 2014, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment weekly.

	Share Activity				Period Ended September 30, 2014 (in thousands)

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2013	Purchases	Sales	9/30/2014	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	2,362,400	—	—	2,362,400	$27,640	$—	$—	$(142)

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

At September 30, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	29.1%
Information Technology	22.5%
Consumer Discretionary	14.8%
Consumer Staples	7.6%
Industrials	7.3%
Health Care	6.9%
Energy	4.9%
Utilities	2.6%
Telecommunication Services	2.2%
Materials	2.1%
Total	100.0%

At September 30, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	19.5%
U.S. Dollar	15.2%
Hong Kong Dollar	13.4%
South African Rand	9.8%
Brazilian Real	8.4%
South Korean Won	6.6%
Mexican Peso	6.2%
New Taiwan Dollar	4.2%
UAE Dirham	3.9%
Indonesian Rupiah	3.8%
Thai Baht	2.1%
Turkish Lira	1.6%
Australian Dollar	1.0%
All Other Currencies	4.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—72.7%
	China—17.4%
*	21Vianet Group, Inc.—ADR (Internet software & services)	47,945	$863
*	Beijing Enterprises Water Group, Ltd. (Water utilities)	3,774,000	2,537
*	Bitauto Holdings, Ltd.—ADR (Internet software & services)	10,382	810
*	China Biologic Products, Inc. (Biotechnology)	14,683	792
	China Everbright International, Ltd. (Commercial services & supplies)	1,542,000	2,038
	China Medical System Holdings, Ltd. (Pharmaceuticals)	2,105,000	3,606
	CT Environmental Group, Ltd. (Water utilities)	2,040,000	1,747
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	1,768,000	1,694
	Haitian International Holdings, Ltd. (Machinery)	635,000	1,441
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	160,863	3,618
*	iKang Healthcare Group, Inc.—ADR (Health care providers & services)	70,989	1,381
*	Luye Pharma Group, Ltd. (Pharmaceuticals)	1,943,000	2,500
	Minth Group, Ltd. (Auto components)	590,000	1,140
*	Ozner Water International Holding Ltd.—144A (Household durables)	1,569,000	641
*	PAX Global Technology, Ltd. (Electronic equipment, instruments & components)	3,178,000	2,804
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	1,064,000	1,063
	Sinotrans, Ltd. (Air freight & logistics)	4,454,000	3,235
*	Sound Global, Ltd. (Construction & engineering)	1,097,000	1,098
*	TAL Education Group—ADR (Diversified consumer services)	50,414	1,761
	Wasion Group Holdings, Ltd. (Electronic equipment, instruments & components)	1,038,000	956
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	43,006	1,506
*	YY, Inc.—ADR (Internet software & services)	18,674	1,398
	Zhuzhou CSR Times Electric Co., Ltd. Class “H” (Electrical equipment)	681,000	2,635
			41,264
	India—25.8%
	AIA Engineering, Ltd. (Machinery)	74,427	1,122
	Ajanta Pharma, Ltd. (Pharmaceuticals)	18,705	524
	Alembic Pharmaceuticals, Ltd. (Pharmaceuticals)	311,821	2,088
	Amara Raja Batteries, Ltd. (Electrical equipment)	147,545	1,426
	Apollo Tyres, Ltd. (Auto components)	326,765	1,075
	Bata India, Ltd. (Textiles, apparel & luxury goods)	66,778	1,437
	Berger Paints India, Ltd. (Chemicals)	279,755	1,713
	Bharat Forge, Ltd. (Auto components)	238,743	3,174
	Bharti Infratel, Ltd. (Wireless telecommunication services)	196,716	965
	Blue Dart Express, Ltd. (Air freight & logistics)	19,745	1,697
	Britannia Industries, Ltd. (Food products)	81,663	1,792
	Eicher Motors, Ltd. (Machinery)	16,977	3,299
	Emami, Ltd. (Personal products)	59,132	663
	Federal Bank, Ltd. (Banks)	889,643	1,812
	Finolex Industries, Ltd. (Chemicals)	2,828	15
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	546,415	1,696
*	Gujarat Pipavav Port, Ltd. (Transportation infrastructure)	228,298	625
	Havells India, Ltd. (Electrical equipment)	527,859	2,259
	IndusInd Bank, Ltd. (Banks)	407,270	4,085
	Ipca Laboratories, Ltd. (Pharmaceuticals)	120,155	1,541
	Just Dial, Ltd. (Internet software & services)	43,559	1,152
	Kajaria Ceramics, Ltd. (Building products)	104,106	1,070
	Kaveri Seed Co., Ltd. (Food products)	90,604	1,194

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—72.7%—(continued)
	India—25.8%—(continued)
	Marico, Ltd. (Personal products)	159,992	$808
	MindTree, Ltd. (IT services)	43,637	836
	Motherson Sumi Systems, Ltd. (Auto components)	492,867	3,152
	MRF, Ltd. (Auto components)	4,264	2,261
	Oberoi Realty, Ltd. (Real estate management & development)	152,395	537
	Page Industries, Ltd. (Textiles, apparel & luxury goods)	11,699	1,494
	Persistent Systems, Ltd. (IT services)	86,261	1,976
	Pidilite Industries, Ltd. (Chemicals)	171,480	1,103
	Prestige Estates Projects, Ltd. (Real estate management & development)	177,135	625
	Rallis India, Ltd. (Chemicals)	290,861	1,066
	Repco Home Finance, Ltd. (Consumer finance)	123,372	843
	Shree Cement, Ltd. (Construction materials)	7,782	1,058
	Sobha Developers, Ltd. (Real estate management & development)	57,627	378
	Supreme Industries, Ltd. (Chemicals)	102,497	1,076
	TTK Prestige, Ltd. (Household durables)	7,875	522
	TVS Motor Co., Ltd. (Automobiles)	313,592	1,159
	VA Tech Wabag, Ltd. (Water utilities)	40,952	1,122
	Voltas, Ltd. (Construction & engineering)	371,220	1,443
	Yes Bank, Ltd. (Banks)	357,410	3,223
			61,106
	Indonesia—7.7%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	38,804,300	2,818
	PT Arwana Citramulia Tbk (Building products)	3,372,400	275
	PT Ciputra Development Tbk (Real estate management & development)	16,588,000	1,382
	PT Jasa Marga (Transportation infrastructure)	4,854,000	2,570
	PT Matahari Department Store Tbk (Multiline retail)	2,622,500	3,492
	PT Pakuwon Jati Tbk (Real estate management & development)	89,734,500	2,975
*	PT Siloam International Hospitals Tbk (Health care providers & services)	566,200	698
	PT Surya Citra Media Tbk (Media)	10,148,800	3,186
	PT Wijaya Karya Persero Tbk (Construction & engineering)	3,886,900	831
			18,227
	Malaysia—1.4%
	Cahya Mata Sarawak Bhd (Industrial conglomerates)	734,000	973
	Dayang Enterprise Holdings Bhd (Energy equipment & services)	1,003,300	1,040
	Silverlake Axis, Ltd. (Software)	1,389,000	1,410
			3,423
	Pakistan—1.6%
	Lucky Cement, Ltd. (Construction materials)	409,700	1,601
	United Bank, Ltd. (Banks)	1,131,000	2,084
			3,685
	Philippines—3.8%
*	East West Banking Corporation (Banks)	714,900	429
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	626,880	2,738
	Megaworld Corporation (Real estate management & development)	6,107,000	685
	RFM Corporation (Food products)	5,656,300	668

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—72.7%—(continued)
	Philippines—3.8%—(continued)
	Robinsons Land Corporation (Real estate management & development)	332,400	$180
	Robinsons Retail Holdings, Inc. (Food & staples retailing)	336,370	474
	Security Bank Corporation (Banks)	483,960	1,583
	Universal Robina Corporation (Food products)	520,410	2,169
			8,926
	South Korea—5.1%
*	CJ Korea Express Co., Ltd. (Road & rail)	2,685	426
*	Cosmax, Inc. (Personal products)	3,214	396
	Dongwon F&B Co., Ltd. (Food products)	1,577	510
	Grand Korea Leisure Co., Ltd. (Hotels, restaurants & leisure)	17,710	704
	Halla Climate Control Corporation (Auto components)	62,680	3,041
	Hanssem Co., Ltd. (Household durables)	17,190	1,865
	Hotel Shilla Co., Ltd. (Hotels, restaurants & leisure)	20,225	2,290
	KEPCO Plant Service & Engineering Co., Ltd. (Commercial services & supplies)	23,774	1,884
	Korea Kolmar Co., Ltd. (Personal products)	11,773	697
	Paradise Co., Ltd. (Hotels, restaurants & leisure)	7,418	243
			12,056
	Sri Lanka—0.5%
	Commercial Bank of Ceylon plc (Banks)	925,681	1,106
	Taiwan—4.8%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	171,494	1,212
	E.Sun Financial Holding Co., Ltd. (Banks)	3,825,000	2,320
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	2,812	26
	Green Seal Holding, Ltd. (Chemicals)	120,800	639
	Hermes Microvision, Inc. (Semiconductors & semiconductor equipment)	29,000	1,211
	Hiwin Technologies Corporation (Machinery)	70,790	633
	Merida Industry Co., Ltd. (Leisure products)	219,000	1,526
	Merry Electronics Co., Ltd. (Electronic equipment, instruments & components)	151,900	707
	PChome Online, Inc. (Internet software & services)	207,506	2,019
	Poya Co., Ltd. (Multiline retail)	42,090	263
	Primax Electronics, Ltd. (Technology hardware, storage & peripherals)	195,000	226
	Teco Electric and Machinery Co., Ltd. (Electrical equipment)	654,000	672
			11,454
	Thailand—4.6%
	Central Plaza Hotel PCL (Hotels, restaurants & leisure)	1,651,187	2,050
	Delta Electronics Thailand PCL (Electronic equipment, instruments & components)	408,500	781
	GFPT PCL (Food products)	2,435,800	1,517
	KCE Electronics PCL (Electronic equipment, instruments & components)	1,231,800	1,520
	Minor International PCL (Hotels, restaurants & leisure)	2,308,010	2,634
	Sino-Thai Engineering & Construction PCL (Construction & engineering)	1,545,100	1,287
	TTW PCL (Water utilities)	3,114,100	1,152
			10,941

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—13.6%
	Georgia—0.4%
	Bank of Georgia Holdings plc (Banks)	24,062	$959
	Greece—0.7%
*	JUMBO S.A. (Specialty retail)	52,027	658
	OPAP S.A. (Hotels, restaurants & leisure)	75,565	988
			1,646
	Kenya—1.7%
	Equity Bank, Ltd. (Banks)	2,271,500	1,310
	Kenya Commercial Bank, Ltd. (Banks)	1,700,600	1,114
	Safaricom, Ltd. (Wireless telecommunication services)	11,826,800	1,715
			4,139
	Nigeria—1.2%
	Guaranty Trust Bank plc (Banks)	8,108,277	1,466
	Nestle Nigeria plc (Food products)	200,349	1,286
			2,752
	Poland—1.2%
	Bank Millennium S.A. (Banks)	453,426	1,204
	LPP S.A. (Textiles, apparel & luxury goods)	523	1,564
			2,768
	Qatar—1.6%
	Al Meera Consumer Goods Co. (Food & staples retailing)	17,894	902
	Gulf International Services OSC (Energy equipment & services)	31,483	1,061
	Qatar Insurance Co. (Insurance)	36,886	998
	Qatar International Islamic Bank (Banks)	35,117	869
			3,830
	South Africa—4.3%
	AVI, Ltd. (Food products)	222,588	1,379
*	Brait SE (Capital markets)	221,774	1,431
	Clicks Group, Ltd. (Food & staples retailing)	130,138	773
	Coronation Fund Managers, Ltd. (Capital markets)	116,493	998
	Discovery, Ltd. (Insurance)	28,668	250
	Famous Brands, Ltd. (Hotels, restaurants & leisure)	38,741	337
	Mr Price Group, Ltd. (Specialty retail)	136,915	2,577
	Pioneer Foods, Ltd. (Food products)	109,942	1,150
*	Telkom S.A. SOC, Ltd. (Diversified telecommunication services)	263,226	1,274
			10,169
	Turkey—1.0%
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	340,186	1,913
	Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	562,631	474
			2,387
	United Arab Emirates—1.5%
	Al Noor Hospitals Group plc (Health care providers & services)	41,510	685

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—13.6%—(continued)
	United Arab Emirates—1.5%—(continued)
	DAMAC Real Estate Development, Ltd.—144A—GDR (Real estate management & development)	52,716	$999
	Emirates REIT CEIC, Ltd. (Real estate investment trusts (REITs))	377,565	544
	National Bank of Ras Al-Khaimah (Banks)	215,933	539
	NMC Health plc (Health care providers & services)	115,794	895
			3,662
	Emerging Latin America—13.2%
	Brazil—7.8%
	Estacio Participacoes S.A. (Diversified consumer services)	94,800	985
	GAEC Educacao S.A. (Diversified consumer services)	130,900	1,582
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	113,200	1,147
	Linx S.A. (Software)	134,000	2,803
	Localiza Rent a Car S.A. (Road & rail)	57,700	837
	Lojas Renner S.A. (Multiline retail)	69,800	2,027
*	Qualicorp S.A. (Health care providers & services)	289,100	2,861
	Raia Drogasil S.A. (Food & staples retailing)	334,800	2,864
	Ser Educacional S.A. (Diversified consumer services)	162,000	1,668
	Smiles S.A. (Media)	64,500	1,023
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A (Commercial services & supplies)	34,600	541
			18,338
	Mexico—5.4%
*	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	457,608	1,445
	Banregio Grupo Financiero S.A.B. de C.V. (Banks)	245,508	1,363
	Compartamos S.A.B. de C.V. (Consumer finance)	917,400	1,964
	Corporation Inmobiliaria Vesta S.A.B. de C.V. (Real estate management & development)	415,700	894
	Credito Real S.A.B. de C.V. (Consumer finance)	506,700	1,434
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	290,900	1,960
	Macquarie Mexico Real Estate Management S.A. de C.V. (Real estate investment trusts (REITs))	1,068,000	1,885
	Megacable Holdings S.A.B. de C.V. (Media)	225,600	1,071
*	TF Administradora Industrial S de RL de C.V. (Real estate investment trusts (REITs))	364,100	802
			12,818
	Total Common Stocks—99.5% (cost $202,148)		235,656
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 09/30/14, due 10/01/14, repurchase price $2,001, collateralized by U.S. Treasury Bond, 5.000%, due 5/15/37	$2,001	2,001
	Total Repurchase Agreement—0.8% (cost $2,001)		2,001
	Total Investments—100.3% (cost $204,149)		237,657
	Liabilities, plus cash and other assets—(0.3)%		(799)
	Net assets—100.0%		$236,858

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

At September 30, 2014, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	26.4%
Financials	20.6%
Industrials	15.4%
Information Technology	11.2%
Health Care	9.3%
Consumer Staples	8.2%
Materials	3.5%
Utilities	2.8%
Telecommunication Services	1.7%
Energy	0.9%
Total	100.0%

At September 30, 2014, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	25.9%
Hong Kong Dollar	12.4%
Brazilian Real	7.8%
Indonesian Rupiah	7.7%
U.S. Dollar	5.8%
Mexican Peso	5.4%
South Korean Won	5.1%
New Taiwan Dollar	4.9%
Thai Baht	4.6%
South African Rand	4.3%
Philippine Peso	3.8%
Kenyan Shilling	1.7%
Qatari Rial	1.6%
Pakistan Rupee	1.6%
Euro	1.4%
Nigerian Naira	1.2%
British Pound Sterling	1.1%
Turkish Lira	1.0%
All Other Currencies	2.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—45.1%
U.S. Treasury Inflation Indexed Notes/Bonds—6.2%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/19	$1,116	$1,219
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	10,507	14,838
Total U.S. Treasury Inflation Indexed Notes/Bonds		16,057
U.S. Treasury—0.5%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,500	1,343
Government National Mortgage Association (GNMA)—1.3%
#623162, 6.500%, due 7/15/18	29	30
#589335, 6.500%, due 10/15/22	35	40
#357322, 7.000%, due 9/15/23	12	14
#616250, 6.000%, due 2/15/24	5	5
#509405, 7.500%, due 8/15/29	1	1
GNR 2004-2 M5, 4.891%, due 7/16/34	52	53
#699118, 6.000%, due 9/15/38	2,893	3,300
Total GNMA Mortgage Obligations		3,443
Federal Home Loan Mortgage Corp. (FHLMC)—6.1%
#G12258, 6.000%, due 8/1/16	6	6
#J04096, 6.500%, due 1/1/17	14	14
#E90398, 7.000%, due 5/1/17	28	29
#G11549, 7.000%, due 7/1/17	3	3
#G90027, 6.000%, due 11/17/17	7	7
#G30093, 7.000%, due 12/1/17	8	9
#O20005, 6.500%, due 1/1/18	8	8
#E96940, 4.500%, due 6/1/18	39	41
#G30254, 6.500%, due 5/1/19	9	10
#J02986, 6.500%, due 7/1/21	22	24
#G30255, 7.000%, due 7/1/21	8	9
#G30243, 6.000%, due 12/1/21	7	8
#D95621, 6.500%, due 7/1/22	36	41
#J16051, 4.500%, due 7/1/26	1,054	1,135
#G02183, 6.500%, due 3/1/30	43	49
#G01728, 7.500%, due 7/1/32	168	195
#C01385, 6.500%, due 8/1/32	146	166
#A13303, 5.000%, due 9/1/33	625	700
#C01623, 5.500%, due 9/1/33	190	213
#A15039, 5.500%, due 10/1/33	3	3
#G01705, 5.500%, due 6/1/34	1,222	1,388
#G01843, 6.000%, due 6/1/35	35	40
#G02141, 6.000%, due 3/1/36	866	1,000
#A62179, 6.000%, due 6/1/37	370	428
#A63539, 6.000%, due 7/1/37	507	586
#A62858, 6.500%, due 7/1/37	235	279
#G03170, 6.500%, due 8/1/37	502	567
#A66843, 6.500%, due 10/1/37	1,362	1,557
#G04053, 5.500%, due 3/1/38	121	136
#A78138, 5.500%, due 6/1/38	599	680
#G04466, 5.500%, due 7/1/38	318	361

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
#G04544, 6.000%, due 8/1/38	$1,322	$1,511
#A81799, 6.500%, due 9/1/38	1,055	1,258
#A86143, 5.000%, due 5/1/39	77	85
#G06017, 5.500%, due 6/1/40	281	317
#C03665, 9.000%, due 4/1/41	1,222	1,505
#G06583, 5.000%, due 6/1/41	1,339	1,501
Total FHLMC Mortgage Obligations		15,869
Federal National Mortgage Association (FNMA)—31.0%
#576553, 8.000%, due 2/1/16	11	11
#580793, 6.000%, due 4/1/16	1	1
#555747, 8.000%, due 5/1/16	1	1
#624506, 6.000%, due 1/1/17	1	1
#679247, 7.000%, due 8/1/17	4	4
#689612, 5.000%, due 5/1/18	109	115
#695910, 5.000%, due 5/1/18	226	239
#697593, 5.000%, due 5/1/18	201	212
#251960, 6.000%, due 9/1/18	3	3
#770395, 5.000%, due 4/1/19	5	5
#788424, 5.500%, due 9/1/19	29	31
#835563, 7.000%, due 10/1/20	23	25
#900725, 6.000%, due 8/1/21	57	62
#893325, 7.000%, due 9/1/21	23	25
#735104, 7.000%, due 5/1/22	5	6
#889342, 5.000%, due 3/1/23	86	92
#AA2924, 4.500%, due 4/1/24	405	439
#AC1848, 4.500%, due 9/1/24	543	587
#932095, 4.000%, due 11/1/24	2,105	2,262
#255956, 5.500%, due 10/1/25	30	33
#AH2671, 4.000%, due 1/1/26	276	296
#AI4872, 4.500%, due 6/1/26	578	626
#AL2851, 4.000%, due 8/1/26	4,949	5,320
#AI9811, 4.500%, due 8/1/26	352	380
#AJ3203, 4.000%, due 10/1/26	150	162
#AJ7724, 4.000%, due 12/1/26	717	771
#AJ9402, 4.000%, due 12/1/26	1,616	1,737
#AB4818, 4.000%, due 4/1/27	914	983
#AL2590, 4.000%, due 7/1/27	1,740	1,870
#AV6413, 4.000%, due 2/1/29	2,729	2,933
#252925, 7.500%, due 12/1/29	2	2
#535977, 6.500%, due 4/1/31	13	14
#253907, 7.000%, due 7/1/31	2	3
#587849, 6.500%, due 11/1/31	20	22
#545437, 7.000%, due 2/1/32	81	95
#545759, 6.500%, due 7/1/32	755	872
#545869, 6.500%, due 7/1/32	2,410	2,795
#678007, 6.000%, due 9/1/32	13	15
#670385, 6.500%, due 9/1/32	1,139	1,312
#254548, 5.500%, due 12/1/32	85	95
#684601, 6.000%, due 3/1/33	795	921

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#703391, 5.000%, due 5/1/33	$107	$120
#708993, 5.000%, due 6/1/33	42	47
#730131, 5.000%, due 8/1/33	75	84
#727056, 5.000%, due 9/1/33	538	603
#739243, 6.000%, due 9/1/33	1,042	1,206
#739331, 6.000%, due 9/1/33	512	592
#555800, 5.500%, due 10/1/33	95	107
#555946, 5.500%, due 11/1/33	457	520
#756153, 5.500%, due 11/1/33	970	1,098
#725017, 5.500%, due 12/1/33	79	90
#763798, 5.500%, due 3/1/34	139	157
#776964, 5.000%, due 4/1/34	382	426
#725611, 5.500%, due 6/1/34	178	200
#783786, 5.500%, due 7/1/34	158	179
#786546, 6.000%, due 7/1/34	413	475
#787816, 6.000%, due 7/1/34	517	598
#794474, 6.000%, due 10/1/34	73	84
#745092, 6.500%, due 7/1/35	573	662
#357944, 6.000%, due 9/1/35	37	43
#829306, 6.000%, due 9/1/35	454	523
#836140, 5.500%, due 10/1/35	76	86
#843487, 6.000%, due 10/1/35	153	177
#849191, 6.000%, due 1/1/36	227	256
#745349, 6.500%, due 2/1/36	522	611
#888305, 7.000%, due 3/1/36	16	19
#895637, 6.500%, due 5/1/36	161	184
#831540, 6.000%, due 6/1/36	56	64
#745802, 6.000%, due 7/1/36	263	305
#886220, 6.000%, due 7/1/36	500	579
#AL3449, 6.000%, due 7/1/36	2,187	2,532
#893318, 6.500%, due 8/1/36	66	74
#831926, 6.000%, due 12/1/36	15	17
#902974, 6.000%, due 12/1/36	427	486
#909480, 6.000%, due 2/1/37	430	486
#888418, 5.500%, due 5/1/37	687	780
#938440, 6.000%, due 7/1/37	203	232
#928561, 6.000%, due 8/1/37	350	405
#948689, 6.000%, due 8/1/37	397	452
#888703, 6.500%, due 8/1/37	6,800	7,933
#946646, 6.000%, due 9/1/37	138	158
#888967, 6.000%, due 12/1/37	1,199	1,387
#889385, 6.000%, due 2/1/38	303	349
#962058, 6.500%, due 3/1/38	2,150	2,470
#934006, 6.500%, due 9/1/38	631	726
#986856, 6.500%, due 9/1/38	334	379
#991911, 7.000%, due 11/1/38	373	423
#AL3775, 5.000%, due 1/1/39	2,460	2,760
#AA7611, 5.000%, due 5/1/39	1,211	1,358
#AA8443, 5.000%, due 6/1/39	343	385
#931492, 6.000%, due 7/1/39	275	318
#AA6898, 6.000%, due 7/1/39	1,111	1,255

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#931801, 5.000%, due 8/1/39		$1,317	$1,467
#932279, 5.000%, due 12/1/39		148	165
#AC9569, 5.000%, due 2/1/40		1,986	2,228
#AE0082, 5.000%, due 5/1/40		791	881
#AD7531, 5.500%, due 6/1/40		327	372
#AB1200, 5.500%, due 7/1/40		1,898	2,155
#AD7137, 5.500%, due 7/1/40		3,423	3,890
#AL0028, 5.000%, due 2/1/41		3,704	4,126
#AL0913, 6.000%, due 7/1/41		1,737	1,987
#AK2733, 5.000%, due 2/1/42		2,736	3,072
Total FNMA Mortgage Obligations			81,181
Asset-Backed Securities—5.2%
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	3,460	3,521
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	982	998
Hertz Vehicle Financing LLC—144A, 2013-1A, Tranche B1, 1.860%, 8/25/17	Baa1	1,650	1,653
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA-	3,000	2,985
SLM Student Loan Trust, 2002-1, Tranche B, 0.704%, 1/25/21, VRN	AAA	1,272	1,269
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa2	1,155	1,150
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.654%, 1/15/43, VRN	AAA	2,000	2,134
Total Asset-Backed Securities			13,710
Corporate Obligations—48.1%
Penske Truck Leasing Co. L.P.—144A, 3.750%, due 5/11/17	BBB+	2,000	2,104
Synchrony Financial, 1.875%, due 8/15/17	BBB-	600	601
Exelon Generation Co. LLC, 6.200%, due 10/1/17	BBB+	1,160	1,305
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,050	1,223
Intesa Sanpaolo SpA, 3.875%, due 1/16/18	BBB+	2,000	2,087
Banco Davivienda S.A.—144A, 2.950%, due 1/29/18	BBB-	2,000	2,005
Morgan Stanley, 6.625%, due 4/1/18	A	2,000	2,292

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Bank of America Corporation, 6.875%, due 11/15/18	A	$1,100	$1,286
The Goldman Sachs Group, Inc., 1.334%, due 11/15/18, VRN	A	2,300	2,342
Glencore Funding LLC—144A, 1.594%, due 1/15/19, VRN	BBB	1,500	1,513
Petrobras Global Finance BV, 2.374%, due 1/15/19, VRN	Baa1	2,900	2,906
CSX Corporation, 7.375%, due 2/1/19	BBB+	870	1,052
Cemex S.A.B. de C.V.—144A, 5.875%, due 3/25/19	BB-	1,500	1,511
Citigroup, Inc., 8.500%, due 5/22/19	A	2,050	2,565
Roper Industries, Inc., 6.250%, due 9/1/19	BBB	1,850	2,148
Republic Services, Inc., 5.500%, due 9/15/19	BBB+	1,725	1,965
SBA Communications Corporation, 5.625%, due 10/1/19	B	1,250	1,275
Geely Automobile Holdings Ltd.—144A, 5.250%, due 10/6/19	BB+	1,000	990
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,575	1,816
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	561
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	BBB-	2,500	3,128
Johnson Controls, Inc., 5.000%, due 3/30/20	BBB+	1,675	1,853
Ally Financial, Inc., 7.500%, due 9/15/20	BB+	1,000	1,155
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	2,400	2,716
Standard Pacific Corporation, 8.375%, due 1/15/21	B+	1,750	2,013
ArcelorMittal, 6.000%, due 3/1/21	BB+	1,600	1,688
Wyndham Worldwide Corporation, 5.625%, due 3/1/21	BBB-	1,000	1,112
Hewlett-Packard Co., 4.300%, due 6/1/21	A-	2,400	2,551
JBS USA LLC / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	BB	1,500	1,583
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB	2,500	2,721
Corporation Nacional del Cobre de Chile—144A, 3.875%, due 11/3/21	AA-	1,900	1,953

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Itau Unibanco Holding S.A.—144A, 6.200%, due 12/21/21	BBB	$1,600	$1,676
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BB+	1,000	1,065
Masco Corporation, 5.950%, due 3/15/22	BBB-	2,475	2,716
The Kroger Co., 3.400%, due 4/15/22	BBB	2,500	2,511
United Rentals North America, Inc., 7.625%, due 4/15/22	BB-	1,525	1,666
Discover Financial Services, 5.200%, due 4/27/22	BBB+	2,150	2,358
The Goodyear Tire & Rubber Co., 7.000%, due 5/15/22	B+	2,000	2,152
American International Group, Inc., 4.875%, due 6/1/22	A-	1,000	1,102
Triumph Group, Inc., 5.250%, due 6/1/22	BB-	1,750	1,733
Embraer S.A., 5.150%, due 6/15/22	BBB	2,500	2,659
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	1,750	1,766
Penske Automotive Group, Inc., 5.750%, due 10/1/22	B+	1,000	1,020
American Axle & Manufacturing, Inc., 6.625%, due 10/15/22	BB-	1,550	1,639
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	Baa2	1,750	1,791
Owens Corning, 4.200%, due 12/15/22	BBB-	500	510
Jaguar Land Rover Automotive plc—144A, 5.625%, due 2/1/23	BB	1,500	1,558
Wyndham Worldwide Corporation, 3.900%, due 3/1/23	BBB-	2,000	1,974
Avis Budget Car Rental LLC, 5.500%, due 4/1/23	BB-	1,525	1,521
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	1,300	1,245
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	2,500	2,472
BRF S.A.—144A, 4.750%, due 5/22/24	BBB-	2,000	1,975
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB+	2,000	1,940
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,000	1,979
Synchrony Financial, 4.250%, due 8/15/24	BBB-	1,900	1,903

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount/ Contracts	Value
Corporate Obligations—(continued)
Nordea Bank AB—144A, 6.125%, due 9/23/24, VRN	BBB	$300	$295
Credit Suisse Group AG—144A, 6.250%, due 12/18/24, VRN	BB+	1,000	971
The Kroger Co., 8.000%, due 9/15/29	BBB	450	598
Comcast Corporation, 6.450%, due 3/15/37	A-	650	833
DP World Ltd.—144A, 6.850%, due 7/2/37	Baa3	2,000	2,253
JPMorgan Chase & Co., 6.400%, due 5/15/38	A+	1,470	1,856
Philip Morris International, Inc., 6.375%, due 5/16/38	A	2,175	2,739
General Electric Capital Corporation, 6.875%, due 1/10/39	AA+	750	1,013
Burlington Northern Santa Fe LLC, 5.750%, due 5/1/40	A3	1,565	1,863
Petroleos Mexicanos, 6.500%, due 6/2/41	A3	1,925	2,236
Express Scripts Holding Co., 6.125%, due 11/15/41	BBB+	2,500	3,101
Gilead Sciences, Inc., 5.650%, due 12/1/41	A-	1,775	2,087
Bank of America Corporation, 5.875%, due 2/7/42	A	2,375	2,856
Odebrecht Finance Ltd.—144A, 7.125%, due 6/26/42	BBB	2,000	2,152
Mexichem S.A.B. de C.V.—144A, 5.875%, due 9/17/44	BBB	2,000	1,966
Total Corporate Obligations			125,770
Total Long-Term Investments—98.4% (cost $248,292)			257,373
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $2,910, collateralized by U.S. Treasury Note, 2.000%, due 2/28/21		2,910	2,910
Total Repurchase Agreement—1.1% (cost $2,910)			2,910
U.S. Government and U.S. Government Agency
U.S. Treasury Bill, 0.097%, due 7/23/15 (a)		500	500
Total U.S. Government and U.S. Government Agency —0.2% (cost $500)			500
Purchased Option—0.0%
Eurodollar Future, September 2015, Strike $98, Put		300	7

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Value
Total Purchased Option—0.0% (cost $121)	$7
Total Investments—99.7% (cost $251,823)	260,790
Cash and other assets, less liabilities—0.3%	880
Net assets—100.0%	$261,670

(a) Security, or portion of security, is segregated as collateral for swap contract aggregating a total value of $228 (in thousands).

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Receive Rate	Maturity Date	Cleared Exchange	Notional Amount	Unrealized Appreciation (Depreciation) (in thousands)
CDX.IG-22	Buy	1.00%	June 2019	CME	15,000,000	$(7)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Issuer	Principal Amount/ Contracts	Value
U.S. Government and U.S. Government Agency—54.5%
U.S. Treasury Inflation Indexed Notes/Bonds—5.1%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/19	$1,116	$1,218
U.S. Treasury Inflation Indexed Note, 1.125%, due 1/15/21	3,703	3,887
Total U.S. Treasury Inflation Indexed Notes/Bonds		5,105
U.S. Treasury—0.9%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,000	896
Government National Mortgage Association (GNMA)—0.1%
#780405, 9.500%, due 11/15/17	31	33
#357322, 7.000%, due 9/15/23	44	48
Total GNMA Mortgage Obligations		81
Federal Home Loan Mortgage Corp. (FHLMC)—9.6%
#E81703, 7.000%, due 5/1/15	2	2
#E81697, 8.000%, due 5/1/15	46	47
#E81908, 8.500%, due 12/1/15	7	7
#J02184, 8.000%, due 4/1/16	5	5
#G90022, 8.000%, due 9/17/16	6	6
#M30028, 5.500%, due 5/1/17	1	2
#E90398, 7.000%, due 5/1/17	191	200
#E97112, 4.000%, due 5/1/18	74	79
#D95621, 6.500%, due 7/1/22	947	1,072
#J16051, 4.500%, due 7/1/26	1,521	1,638
#A45790, 7.500%, due 5/1/35	155	180
#G02141, 6.000%, due 3/1/36	433	500
#A66843, 6.500%, due 10/1/37	494	564
#A81799, 6.500%, due 9/1/38	591	705
#G06964, 5.500%, due 11/1/38	1,624	1,847
#C03665, 9.000%, due 4/1/41	592	730
#G06583, 5.000%, due 6/1/41	1,674	1,876
Total FHLMC Mortgage Obligations		9,460
Federal National Mortgage Association (FNMA)—38.8%
#458124, 7.000%, due 12/15/14	1	1
#576554, 8.000%, due 1/1/16	103	106
#576553, 8.000%, due 2/1/16	166	171
#555747, 8.000%, due 5/1/16	6	6
#735569, 8.000%, due 10/1/16	58	59
#725410, 7.500%, due 4/1/17	18	18
#643217, 6.500%, due 6/1/17	58	60
#679247, 7.000%, due 8/1/17	235	245
#695910, 5.000%, due 5/1/18	235	249
#740847, 6.000%, due 10/1/18	119	126
#323501, 6.500%, due 1/1/19	47	54
#751313, 5.000%, due 3/1/19	224	239
#852864, 7.000%, due 7/1/20	610	662
#458147, 10.000%, due 8/15/20	122	133
#835563, 7.000%, due 10/1/20	243	262
#831430, 5.500%, due 3/1/21	392	429

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#735574, 8.000%, due 3/1/22	$174	$190
#679253, 6.000%, due 10/1/22	491	560
FNR G93-19 SH, 11.234%, due 4/25/23, VRN	11	15
#982878, 4.500%, due 5/1/23	352	380
#932095, 4.000%, due 11/1/24	6,679	7,178
#AC5124, 4.000%, due 11/1/24	410	441
#932100, 4.500%, due 11/1/24	1,440	1,558
#AC6257, 4.000%, due 12/1/24	233	251
#AD4073, 4.000%, due 5/1/25	160	172
#935995, 4.000%, due 6/1/25	147	158
#AD8164, 4.000%, due 8/1/25	604	650
#AE1176, 4.000%, due 8/1/25	458	493
#255956, 5.500%, due 10/1/25	89	99
#AL2851, 4.000%, due 8/1/26	2,121	2,280
#AI9811, 4.500%, due 8/1/26	600	650
#AJ3203, 4.000%, due 10/1/26	1,503	1,615
#AJ7724, 4.000%, due 12/1/26	637	685
#256639, 5.000%, due 2/1/27	17	19
#AB4818, 4.000%, due 4/1/27	707	760
#AL2590, 4.000%, due 7/1/27	2,160	2,322
#806458, 8.000%, due 6/1/28	169	192
#880155, 8.500%, due 7/1/29	235	277
#797846, 7.000%, due 3/1/32	386	432
#745519, 8.500%, due 5/1/32	171	203
#654674, 6.500%, due 9/1/32	78	88
#733897, 6.500%, due 12/1/32	252	285
#254693, 5.500%, due 4/1/33	14	15
#555531, 5.500%, due 6/1/33	36	40
#555591, 5.500%, due 7/1/33	22	25
#762505, 5.500%, due 11/1/33	216	245
#776964, 5.000%, due 4/1/34	572	640
#725424, 5.500%, due 4/1/34	142	159
#824463, 5.500%, due 7/1/35	214	239
#888884, 5.500%, due 12/1/35	284	322
#886220, 6.000%, due 7/1/36	356	412
#AL3449, 6.000%, due 7/1/36	1,458	1,688
#888703, 6.500%, due 8/1/37	1,456	1,699
#928658, 6.500%, due 9/1/37	53	63
#889385, 6.000%, due 2/1/38	708	814
#962058, 6.500%, due 3/1/38	744	854
#991911, 7.000%, due 11/1/38	238	271
#AC3237, 5.000%, due 10/1/39	223	248
#AC6156, 5.500%, due 11/1/39	2,806	3,235
#AB1200, 5.500%, due 7/1/40	633	718
#AL0028, 5.000%, due 2/1/41	1,693	1,886
Total FNMA Mortgage Obligations		38,346

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—8.9%
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	$1,000	$1,017
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	503	511
Chase Issuance Trust, 2008-A8, Tranche A8, 1.354%, 5/15/17, VRN	AAA	1,250	1,259
Citibank Credit Card Issuance Trust, 2008-A6, Tranche A6, 1.354%, 5/22/17, VRN	AAA	900	906
Harley-Davidson Motorcycle Trust, 2014-1, Tranche A2B, 0.324%, 4/15/18, VRN	AAA	1,140	1,140
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA-	1,705	1,696
SLM Student Loan Trust, 2002-1, Tranche B, 0.704%, 1/25/21, VRN	AAA	1,696	1,692
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.654%, 1/15/43, VRN	AAA	500	533
Total Asset-Backed Securities			8,754
Corporate Obligations—34.6%
Bank of America Corporation, 1.053%, due 3/22/16, VRN	A	1,000	1,007
JPMorgan Chase & Co., 6.125%, due 6/27/17	A	1,000	1,115
Macquarie Group Ltd.—144A, 4.875%, due 8/10/17	A3	1,000	1,079
Synchrony Financial, 1.875%, due 8/15/17	BBB-	250	251
American Express Co., 6.150%, due 8/28/17	A+	1,000	1,127
Standard Chartered Bank—144A, 6.400%, due 9/26/17	A+	1,000	1,121
Morgan Stanley, 6.625%, due 4/1/18	A	1,000	1,146
Simon Property Group L.P., 6.125%, due 5/30/18	A	1,000	1,148
Bank of America Corporation, 6.875%, due 11/15/18	A	1,000	1,169
The Goldman Sachs Group, Inc., 1.334%, due 11/15/18, VRN	A	1,250	1,273
Petrobras Global Finance BV, 2.374%, due 1/15/19, VRN	Baa1	750	752
Honeywell International, Inc., 5.000%, due 2/15/19	A	1,000	1,122
Tencent Holdings Ltd.—144A, 3.375%, due 5/2/19	A-	500	506
Citigroup, Inc., 8.500%, due 5/22/19	A	1,000	1,251

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Baidu, Inc., 2.750%, due 6/9/19	A	$1,000	$995
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A3	1,000	1,114
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,000	1,153
Petroleos Mexicanos, 6.000%, due 3/5/20	A3	500	571
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	1,000	1,131
Hewlett-Packard Co., 4.300%, due 6/1/21	A-	1,000	1,063
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	1,000	1,089
General Electric Capital Corporation, 4.650%, due 10/17/21	AA+	1,000	1,103
Gilead Sciences, Inc., 4.400%, due 12/1/21	A-	1,000	1,093
Itau Unibanco Holding S.A.—144A, 6.200%, due 12/21/21	BBB	500	524
Masco Corporation, 5.950%, due 3/15/22	BBB-	1,000	1,098
American International Group, Inc., 4.875%, due 6/1/22	A-	1,000	1,102
Embraer S.A., 5.150%, due 6/15/22	BBB	750	798
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	1,000	1,009
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	Baa2	625	639
Wyndham Worldwide Corporation, 3.900%, due 3/1/23	BBB-	750	740
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	850	814
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	1,000	989
BRF S.A.—144A, 4.750%, due 5/22/24	BBB-	1,000	988
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	1,000	989
Crown Castle Towers LLC—144A, 6.113%, due 1/15/40	A2	1,000	1,159
Total Corporate Obligations			34,228
Total Long-Term Investments—98.0% (cost $95,797)			96,870

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2014 (all amounts in thousands) (unaudited)

Issuer	Principal Amount/ Contracts	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $1,218, collateralized by U.S. Treasury Note, 2.000%, due 2/28/21	$1,218	$1,218
Total Repurchase Agreement—1.2% (cost $1,218)		1,218
Purchased Options—0.0%
Eurodollar Future, September 2015, Strike $98, Put	150	4
Total Purchased Option—0.0% (cost $60)		4
Total Investments—99.2% (cost $97,075)		98,092
Cash and other assets, less liabilities—0.8%		775
Net assets—100.0%		$98,867

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—64.2%
Government National Mortgage Association (GNMA)—0.4%
GNR 2011-24 VA, 3.500%, due 2/20/16	$570	$580
Federal Home Loan Mortgage Corp. (FHLMC)—20.9%
#E99582, 5.000%, due 9/1/18	18	19
#B11362, 5.500%, due 12/1/18	40	42
#B11849, 5.500%, due 1/1/19	112	120
#G11604, 5.000%, due 7/1/19	104	110
#G11596, 5.500%, due 8/1/19	89	95
#G11605, 5.500%, due 9/1/19	46	49
#G11697, 5.500%, due 4/1/20	821	878
#J02537, 5.000%, due 9/1/20	68	72
#G11836, 5.500%, due 12/1/20	22	24
#G12113, 5.500%, due 5/1/21	224	243
#E02322, 5.500%, due 5/1/22	47	52
#G13124, 6.000%, due 12/1/22	146	163
#J06871, 5.500%, due 1/1/23	142	153
#J08703, 5.500%, due 9/1/23	72	77
#J10351, 4.000%, due 7/1/24	221	237
#C00351, 8.000%, due 7/1/24	81	97
#J10600, 4.000%, due 8/1/24	15	16
#G13695, 4.000%, due 9/1/24	1,023	1,098
#G00363, 8.000%, due 6/1/25	117	133
#J12853, 4.000%, due 8/1/25	152	163
#C80329, 8.000%, due 8/1/25	23	27
#J13022, 4.000%, due 9/1/25	1,861	1,998
#J14491, 4.000%, due 2/1/26	5,130	5,508
#G14150, 4.500%, due 4/1/26	2,717	2,942
#J16051, 4.500%, due 7/1/26	3,322	3,578
#G04053, 5.500%, due 3/1/38	1,990	2,244
#G04424, 6.000%, due 6/1/38	132	151
#G04778, 6.000%, due 7/1/38	149	172
#A81372, 6.000%, due 8/1/38	61	70
#G04544, 6.000%, due 8/1/38	661	755
#G04687, 6.000%, due 9/1/38	164	188
#G04745, 6.000%, due 9/1/38	86	99
#A81799, 6.500%, due 9/1/38	555	662
#G06964, 5.500%, due 11/1/38	4,738	5,386
#G05723, 6.500%, due 11/1/38	2,462	2,812
#A92646, 5.500%, due 6/1/40	387	437
#G06017, 5.500%, due 6/1/40	1,837	2,072
#4122, Tranche FP, 0.554%, due 10/15/42, VRN	1,163	1,163
Total FHLMC Mortgage Obligations		34,105
Federal National Mortgage Association (FNMA)—42.9%
#678938, 5.500%, due 2/1/18	11	12
#683100, 5.500%, due 2/1/18	184	195
#695838, 5.500%, due 4/1/18	40	43
#697593, 5.000%, due 5/1/18	107	113
#704049, 5.500%, due 5/1/18	476	504
#735357, 5.500%, due 5/1/18	574	608

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#656573, 5.000%, due 6/1/18	$105	$111
#705741, 5.000%, due 6/1/18	61	64
#709848, 5.000%, due 6/1/18	83	88
#728715, 5.000%, due 7/1/18	184	195
#735003, 5.500%, due 7/1/18	609	645
#711991, 5.000%, due 8/1/18	96	101
#257378, 5.000%, due 9/1/18	21	22
#743183, 5.000%, due 10/1/18	43	45
#749596, 5.000%, due 11/1/18	147	156
#753866, 6.000%, due 12/1/18	220	232
#761246, 5.000%, due 1/1/19	213	227
#766059, 5.500%, due 2/1/19	166	177
#751313, 5.000%, due 3/1/19	98	105
#766276, 5.000%, due 3/1/19	479	511
#779363, 5.000%, due 6/1/19	44	47
#785259, 5.000%, due 8/1/19	187	199
#761489, 5.500%, due 9/1/19	112	121
#788424, 5.500%, due 9/1/19	91	97
#725953, 5.000%, due 10/1/19	59	63
#745877, 5.000%, due 1/1/20	132	140
#357865, 5.000%, due 7/1/20	115	122
#357978, 5.000%, due 9/1/20	143	153
#745735, 5.000%, due 3/1/21	429	457
#879607, 5.500%, due 4/1/21	76	83
#831497, 6.000%, due 4/1/21	273	293
#831525, 5.500%, due 6/1/21	92	100
#880993, 6.000%, due 1/1/22	18	20
#972934, 5.500%, due 2/1/23	240	262
#889342, 5.000%, due 3/1/23	93	99
#982878, 4.500%, due 5/1/23	318	344
#889670, 5.500%, due 6/1/23	92	101
#555734, 5.000%, due 7/1/23	621	688
#AE0011, 5.500%, due 9/1/23	115	126
#747339, 5.500%, due 10/1/23	324	368
#934808, 4.500%, due 3/1/24	145	156
#AA4519, 4.500%, due 3/1/24	1,174	1,268
#AA5028, 4.500%, due 4/1/24	243	262
#AA5999, 4.500%, due 5/1/24	1,731	1,872
#931299, 4.500%, due 6/1/24	905	980
#190988, 9.000%, due 6/1/24	98	109
#AC5410, 4.500%, due 10/1/24	453	490
#932095, 4.000%, due 11/1/24	181	194
#AC6600, 4.500%, due 11/1/24	68	73
#AC0596, 4.000%, due 12/1/24	303	325
#AC9560, 5.000%, due 1/1/25	2,705	2,909
#AL3422, 5.000%, due 1/1/25	1,036	1,122
#AE1176, 4.000%, due 8/1/25	516	554
#AH2671, 4.000%, due 1/1/26	1,294	1,391
#AI4856, 4.500%, due 6/1/26	2,536	2,745
#AI4872, 4.500%, due 6/1/26	29	31
#AL2851, 4.000%, due 8/1/26	3,305	3,553

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AK7384, 4.000%, due 3/1/27		$2,908	$3,126
#AL2590, 4.000%, due 7/1/27		5,580	5,998
#759336, 6.000%, due 1/1/34		2,249	2,603
#809926, 5.500%, due 2/1/35		150	169
#829306, 6.000%, due 9/1/35		68	79
#AL3449, 6.000%, due 7/1/36		2,187	2,532
#886762, 7.000%, due 9/1/36		651	728
#831926, 6.000%, due 12/1/36		979	1,123
#928574, 6.000%, due 7/1/37		111	127
#888703, 6.500%, due 8/1/37		5,440	6,346
#948637, 6.500%, due 8/1/37		840	952
#889385, 6.000%, due 2/1/38		1,011	1,163
#975649, 6.000%, due 7/1/38		228	262
#889987, 5.500%, due 8/1/38		145	164
#AA7611, 5.000%, due 5/1/39		91	102
#AA8706, 5.500%, due 6/1/39		3,888	4,484
#AC0505, 5.500%, due 9/1/39		1,155	1,318
#AC3270, 5.500%, due 9/1/39		2,459	2,836
#932638, 5.000%, due 3/1/40		269	300
#AD3360, 5.500%, due 5/1/40		3,401	3,866
#AD8810, 5.500%, due 6/1/40		1,228	1,385
#AB1200, 5.500%, due 7/1/40		79	90
#AL0913, 6.000%, due 7/1/41		3,475	3,975
Total FNMA Mortgage Obligations			69,799
Asset-Backed Securities—24.2%
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A2, 5.290%, 3/25/16	Aaa	2,950	2,986
CNH Equipment Trust, 2010-C, Tranche A4, 1.750%, 5/16/16	AAA	18	18
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	2,000	2,035
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	881	895
CNH Equipment Trust, 2011-B, Tranche A3, 0.910%, 8/15/16	AAA	39	39
Ford Credit Floorplan Master Owner Trust A—144A, 2010-3, Tranche A2, 1.854%, 2/15/17, VRN	AAA	2,000	2,012
GE Dealer Floorplan Master Note Trust, 2012-1, Tranche A, 0.724%, 2/20/17, VRN	Aaa	2,110	2,113
Bank of America Credit Card Trust, 2007-A15, Tranche A15, 0.504%, 4/17/17, VRN	AAA	325	325
Chase Issuance Trust, 2008-A8, Tranche A8, 1.354%, 5/15/17, VRN	AAA	3,000	3,021
Nissan Master Owner Trust, 2012-A, Tranche A, 0.624%, 5/15/17, VRN	Aaa	2,196	2,199

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Citibank Credit Card Issuance Trust, 2008-A6, Tranche A6, 1.354%, 5/22/17, VRN	AAA	$200	$201
Ally Master Owner Trust, 2010-4, Tranche A, 1.224%, 8/15/17, VRN	Aaa	125	126
CNH Equipment Trust 2014-B, 2014-B, Tranche A2, 0.480%, 8/15/17	AAA	1,300	1,300
GE Dealer Floorplan Master Note Trust, 2012-4, Tranche A, 0.594%, 10/20/17, VRN	Aaa	2,000	2,003
Ford Credit Floorplan Master Owner Trust A, 2013-1, Tranche A2, 0.534%, 1/15/18, VRN	AAA	1,900	1,903
Discover Card Execution Note Trust, 2012-A5, Tranche A5, 0.354%, 1/16/18, VRN	AAA	500	500
Discover Card Execution Note Trust, 2010-A2, Tranche A2, 0.734%, 3/15/18, VRN	AAA	350	352
Harley-Davidson Motorcycle Trust, 2014-1, Tranche A2B, 0.324%, 4/15/18, VRN	AAA	2,564	2,565
Citibank Credit Card Issuance Trust, 2006-A8, Tranche A8, 0.274%, 12/17/18, VRN	AAA	200	199
Bank of America Credit Card Trust, 2007-A11, Tranche A11, 0.224%, 12/15/19, VRN	AAA	75	75
Capital One Multi-Asset Execution Trust, 2007-A2, Tranche A2, 0.234%, 12/16/19, VRN	AAA	215	214
American Express Credit Account Secured Note Trust, 2012-4, Tranche A, 0.394%, 5/15/20, VRN	AAA	2,200	2,196
Citibank Credit Card Issuance Trust, 2013-A2, Tranche A2, 0.435%, 5/26/20, VRN	AAA	1,900	1,899
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.414%, 9/15/20, VRN	AAA	1,650	1,702
SLM Student Loan Trust, 2002-1, Tranche B, 0.704%, 1/25/21, VRN	AAA	3,816	3,806
Bank of America Credit Card Trust, 2014-A1, Tranche A, 0.534%, 6/15/21, VRN	AAA	1,000	1,000
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 0.414%, 8/16/21, VRN	AAA	475	473
SLM Student Loan Trust 2008-4, Tranche A4, 1.884%, due 7/25/22, VRN	AAA	830	873
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.654%, 1/15/43, VRN	AAA	2,250	2,401
Total Asset-Backed Securities			39,431
Corporate Obligations—11.5%
AT&T, Inc., 0.620%, due 2/12/16, VRN	A	1,000	1,003
Bank of America Corporation, 1.053%, due 3/22/16, VRN	A	1,000	1,007
The Goldman Sachs Group, Inc., 0.683%, due 3/22/16, VRN	A	1,500	1,504
Macquarie Bank Ltd.—144A, 0.684%, due 6/15/16, VRN	A	1,400	1,400

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount/ Contracts	Value
Corporate Obligations—(continued)
Verizon Communications, Inc., 1.764%, due 9/15/16, VRN	A-	$1,000	$1,026
Capital One Bank USA NA, 0.734%, due 2/13/17, VRN	A3	1,500	1,503
JPMorgan Chase & Co., 0.754%, due 2/15/17, VRN	A+	1,000	1,005
Nissan Motor Acceptance Corp.—144A, 0.784%, due 3/3/17, VRN	A-	1,500	1,506
Citigroup, Inc., 0.774%, due 3/10/17, VRN	A	1,000	1,002
Mizuho Bank Ltd.—144A, 0.663%, due 4/16/17, VRN	A+	1,000	1,001
Tencent Holdings Ltd.—144A, 2.000%, due 5/2/17	A-	1,200	1,202
General Electric Capital Corporation, 0.514%, due 5/15/17, VRN	AA+	1,500	1,504
American Express Credit Corporation, 0.504%, due 6/5/17, VRN	A+	1,000	1,001
Standard Chartered plc—144A, 0.573%, due 9/8/17, VRN	AA-	2,000	2,004
Wells Fargo & Co., 0.863%, due 4/23/18, VRN	AA-	1,000	1,012
Total Corporate Obligations			18,680
Total Long-Term Investments—99.9% (cost $162,990)			162,595
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $1,689, collateralized by U.S. Treasury Note, 5.000%, due 5/15/37		1,689	1,689
Total Repurchase Agreement—1.0% (cost $1,689)			1,689
Purchased Option—0.0%
Eurodollar Future, September 2015, Strike $98, Put		300	7
Total Purchased Option—0.0% (cost $121)			7

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Total Investments in Securities—100.9% (cost $164,800)		$164,291
Securities Sold, Not Yet Purchased—(6.2)%
U.S. Government and U.S. Government Agency—(6.2)%
Federal National Mortgage Association (FNMA)—(6.2)%
TBA, 2.500%, due 10/1/29	$(10,000)	(10,057)
Total Securities Sold, Not Yet Purchased —(6.2)% (proceeds $10,044)		(10,057)
Cash and other assets, less liabilities—5.3%		8,517
Net assets—100.0%		$162,751

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

TBA = TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2014. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government and U.S. Government Agency—6.6%
Federal Home Loan Bank (FHLB)—1.5%
Federal Home Loan Bank, 0.095%, 12/26/14	$20,000	$19,995
Total Federal Home Loan Bank (FHLB)		19,995
Federal Home Loan Mortgage Corp. (FHLMC)—3.5%
Federal Home Loan Mortgage Corporation, 0.030%—0.625%, 10/14/14—12/29/14	46,803	46,804
Total Federal Home Loan Mortgage Corp. (FHLMC)		46,804
Federal National Mortgage Association (FNMA)—1.6%
Federal National Mortgage Association, 0.070%—2.625%, 11/12/14—11/20/14	21,969	21,972
Total Federal National Mortgage Association (FNMA)		21,972
Corporate Notes—3.2%
Caterpillar Financial Services Corporation, 1.050%—1.125%, 12/15/14—3/26/15	8,891	8,916
General Electric Capital Corporation, 1.625%—3.750%, 11/14/14—7/2/15	15,847	15,953
John Deere Capital Corporation, 0.875%—1.250%, 12/2/14—4/17/15	2,787	2,795
Toyota Motor Credit Corporation, 0.404%, 12/5/14, VRN	3,000	3,001
US Bancorp, 3.125%, 4/1/15	6,200	6,289
Wal-Mart Stores, Inc., 2.250%, 7/8/15	5,838	5,927
Total Corporate Notes		42,881
Commercial Paper—74.1%
Abbot Laboratories, 0.080%—0.110%, 10/9/14—12/22/14	46,370	46,364
American Honda Finance Corporation, 0.070%—0.110%, 10/6/14—12/8/14	43,150	43,147
Caterpillar Financial Services Corporation, 0.090%—0.110%, 10/1/14—12/2/14	15,100	15,098
Chevron Corporation, 0.060%—0.090%, 10/3/14—1/12/15	42,250	42,246
Coca-Cola Co. (The), 0.090%—0.110%, 10/14/14—12/4/14	27,100	27,098
ConocoPhillips Qatar Funding, Ltd., 0.070%—0.140%, 10/15/14—12/12/14	46,470	46,465
Dover Corporation, 0.020%—0.060%, 10/1/14—10/3/14	35,500	35,500
EI DuPont, 0.060%—0.080%, 10/2/14—10/22/14	46,500	46,500
Eli Lilly & Co., 0.070%, 10/16/14	10,000	10,000

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
General Electric Co., 0.060%, 10/15/14—10/30/14	$30,000	$29,998
Govco L.L.C., 0.110%—0.170%, 10/8/14—12/17/14	57,500	57,493
Illinois Tool Works, Inc., 0.070%, 10/1/14—10/2/14	25,000	25,000
International Business Machines Corporation, 0.080%—0.110%, 10/2/14—12/19/14	47,518	47,511
John Deere Capital Corporation, 0.080%, 10/28/14	10,000	9,999
John Deere Credit, Ltd., 0.060%—0.090%, 10/1/14—11/6/14	33,000	32,999
Kimberly-Clark Worldwide, Inc., 0.050%—0.060%, 10/3/14—10/16/14	53,100	53,100
Merck & Co., Inc., 0.070%—0.080%, 10/1/14—10/8/14	44,000	44,000
Microsoft Corporation, 0.070%, 10/1/14—11/12/14	30,000	29,999
Nestle Capital Corporation, 0.090%—0.100%, 10/3/14—10/7/14	13,250	13,250
PACCAR Financial Corporation, 0.070%—0.110%, 10/1/14—12/18/14	31,560	31,559
PepsiCo, Inc., 0.050%—0.085%, 10/6/14—12/3/14	51,000	50,996
Praxair, Inc., 0.070%, 10/6/14—11/4/14	19,500	19,499
Private Export Funding Corporation, 0.120%—0.250%, 11/6/14—3/20/15	45,600	45,578
Procter & Gamble Co., 0.090%, 10/3/14—10/21/14	12,000	12,000
Roche Holdings, Inc., 0.040%—0.100%, 10/2/14—11/26/14	43,000	42,996
Toyota Credit de Puerto Rico Corporation, 0.060%—0.080%, 10/1/14—11/3/14	43,000	42,999
Unilever Capital Corporation, 0.050%—0.060%, 10/14/14—10/20/14	20,000	20,000
USAA Capital Corporation, 0.060%, 10/1/14	25,000	25,000
Wal-Mart Stores, Inc., 0.030%—0.070%, 10/1/14—10/31/14	41,000	40,999
Walt Disney Co. (The), 0.040%, 10/17/14	10,000	10,000
Total Commercial Paper		997,393
Repurchase Agreements—16.1%
Bank of America, 0.000% dated 9/30/14, due 10/1/14, repurchase price $65,000, collateralized by GNMA, 3.320%-4.500%, due 6/15/44-8/15/49	65,000	65,000
Fixed Income Clearing Corporation, 0.000% dated 9/30/14, due 10/1/14, repurchase price $101,251, collateralized by U.S. Treasury Note, 2.000%, due 2/28/21	101,251	101,251

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2014 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Repurchase Agreements—(continued)
Goldman Sachs, 0.0100% dated 9/30/14, due 10/1/14, repurchase price $50,000, collateralized by FMAC, 3.420%-4.000%, due 4/1/42-6/1/44, and FNMA, 4.000%, due 3/1/44	$50,000	$50,000
Total Repurchase Agreements		216,251
Total Investments—100.0% (cost $1,345,296)		1,345,296
Cash and other assets, less liabilities—0.0%		239
Net assets—100.0%		$1,345,535
Portfolio Weighted Average Maturity		29 days

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. The Trust currently consists of the following twenty-five funds (the “Funds”), each with its own investment objectives and policies. For each Fund, the number of shares authorized is unlimited.

Domestic Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Equity
Large Cap Value	Institutional International Equity
Mid Cap Growth	International Growth
Mid Cap Value	Institutional International Growth
Small-Mid Cap Growth	International Small Cap Growth
Small-Mid Cap Value	Emerging Markets Leaders
Small Cap Growth	Emerging Markets Growth
Small Cap Value	Emerging Markets Small Cap Growth

Global Equity Funds	Fixed Income Funds
Global Leaders	Bond
Global Small Cap Growth	Income
Low Duration

Multi-Asset and Alternative Fund	Money Market Fund
Macro Allocation	Ready Reserves

The Macro Allocation Fund has a fiscal year-end of October 31, and issues a separate report.

The investment objectives of the Funds are as follows:

Domestic Equity	Long-term capital appreciation.
Global Equity	Long-term capital appreciation.
International Equity	Long-term capital appreciation.
Fixed Income	High level of current income with relative stability of principal. (Maximize total return—Low Duration).
Money Market	Current income, a stable share price and daily liquidity.
1

(b) Investment Valuation

The market value of domestic exchange-traded securities, including equities, funds and swaps, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask prices).

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Futures contracts (and options and swaps thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service. Non-exchange-traded swaps are valued by an independent pricing service using simulation pricing models. The simulation pricing models value the underlying reference entities within the swaps based on readily observable market prices.

Investments in other investment funds that are not exchange-traded funds are valued at the underlying fund’s ending net asset value on the date of valuation.

Securities held in the Ready Reserves Fund are valued at amortized cost, which approximates fair value.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees.

The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

As of September 30, 2014, there were securities held in the International Growth and Institutional International Growth Funds requiring fair valuation pursuant to the Trust’s Valuation Procedures.

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair & Company, L.L.C. (“the Adviser”) will monitor, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of September 30, 2014, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. When a Fund sells TBAs, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security.

2

(e) Forward Foreign Currency Contracts

The Global Equity and International Equity Funds from time to time may enter into forward foreign currency contracts with the Funds’ custodian and other counterparties in an attempt to hedge against a decline in the value of foreign currency against the U.S. dollar. The Funds bear the market risk that arises from changes in foreign currency rates and bear the credit risk if the counterparty fails to perform under the contract.

There were no open forward foreign currency contracts during the period ended September 30, 2014.

(f) Options

The purchase or sale of an option by the Funds involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss).

(g) Income Taxes

The cost of investments for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at September 30, 2014 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$768,381	$198,557	$(17,836)	$180,721
Large Cap Growth	45,395	11,657	(195)	11,462
Large Cap Value	3,767	911	(33)	878
Mid Cap Growth	335,964	45,602	(10,806)	34,796
Mid Cap Value	3,222	996	(82)	914
Small-Mid Cap Growth	592,591	118,168	(12,361)	105,807
Small-Mid Cap Value	2,585	480	(88)	392
Small Cap Growth	455,372	71,174	(23,577)	47,597
Small Cap Value	490,083	66,338	(17,488)	48,850
Global Leaders	134,373	20,462	(2,686)	17,776
Global Small Cap Growth	34,326	2,060	(1,165)	895
Internaional Leaders	85,800	8,937	(2,450)	6,487
International Equity	69,086	10,601	(2,368)	8,233
Institutional International Equity	16,187	2,233	(535)	1,698
International Growth	3,303,288	492,427	(95,928)	396,499
Institutional International Growth	2,192,351	286,582	(59,839)	226,743
International Small Cap Growth	751,381	65,593	(35,606)	29,987
Emerging Markets Leaders	73,424	6,507	(1,750)	4,757
Emerging Markets Growth	880,959	125,798	(28,123)	97,675
Emerging Markets Small Cap Growth	205,589	36,489	(4,421)	32,068
Bond	251,585	10,439	(1,475)	8,964
Income	97,075	1,887	(870)	1,017
Low Duration	154,757	848	(1,371)	(523)
Ready Reserves	1,345,296	—	—	—

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(f) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•

Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the period, in the table below with the reason for the transfer disclosed in the note to the tables, if applicable.

As of September 30, 2014, the hierarchical input levels of securities in each Fund, segregated by security class or other financial instruments, are as follows (in thousands):

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Investments in securities	Growth	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
Level 1 - Quoted prices
Common Stocks	$935,089	$56,184	$4,645	$359,745	$3,997
Level 2 - Other significant observable inputs
Short-Term Investments	14,013	673	—	11,015	139
Level 3 - Significant unobservable inputs
None	—	—	—	—	—
Total investments in securities	$949,102	$56,857	$4,645	$370,760	$4,136

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value	Global Leaders	Global Small Cap Growth
Level 1 - Quoted prices
Common Stocks	$678,648	$2,903	$461,030	$526,523	$152,149	$34,507
Exchange-Traded Fund	—	—	22,656	—	—	—
Level 2 - Other significant observable inputs
Short-Term Investments	19,750	74	19,283	12,410	—	714
Level 3 - Significant unobservable inputs
None	—	—	—	—	—	—
Total investments in securities	$698,398	$2,977	$502,969	$538,933	$152,149	$35,221

Investments in securities	International Leaders	International Equity	Institutional International Equity	International Growth	Institutional International Growth
Level 1 - Quoted prices
Common Stocks	$90,853	$74,850	$17,340	$3,638,403	$2,305,641
Preferred Stocks	—	—	—	13,383	8,277
Rights	—	—	—	297	189
Level 2 - Other significant observable inputs
Affiliated Fund	—	—	—	25,766	13,846
Short-Term Investments	1,434	2,469	545	21,904	91,124
Level 3 - Significant unobservable inputs
Common Stocks	—	—	—	34	17
Total investments in securities	$92,287	$77,319	$17,885	$3,699,787	$2,419,094

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1 - Quoted prices
Common Stocks	$764,305	$76,712	$913,039	$235,656
Preferred Stocks	—	1,469	13,003	—
Level 2 - Other significant observable inputs
Affiliated Fund	—	—	27,640	—
Short-Term Investments	17,063	—	24,952	2,001
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$781,368	$78,181	$978,634	$237,657

Investments in securities	Bond	Income	Low Duration	Ready Reserves*
Level 1 - Quoted Prices
Purchased Option	$7	$4	$7	$—
Level 2 - Other significant observable inputs
U.S. Government and U.S. Government Agency	118,393	53,888	104,484	88,771
Corporate Obligation/Notes	125,770	34,228	18,680	42,881
Asset-Backed Securities	13,710	8,754	39,431	—
Commercial Paper	—	—	—	997,393
Short-Term Investments	2,910	1,218	1,689	216,251
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$260,790	$98,092	$164,291	$1,345,296
Other financial instruments
Liabilities
Level 1 - Quoted Prices
Swap	$(7)	$—	$—	$—
Level 2 - Other significant observable inputs
U.S. Government and U.S. Government Agency	—	—	(10,057)	—

*	All the investments held by Ready Reserves Fund are short-term investments.

Level 1 Common Stocks are exchange traded securities with a quoted price. Typically, Level 2 Common Stocks are non-U.S. exchange traded securities with a quoted price that are fair valued by an independent pricing service approved by the Board of Trustees.

The fair value estimates for the Level 3 securities in the International Growth and Institutional International Growth Funds were determined in good faith by the Pricing Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, and market trends that influence its performance. Level 3 securities represented 0.00% and 0.00% as a percentage of Net Assets in the International Growth and Institutional International Growth Funds, respectively.

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Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: November 12, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: November 12, 2014

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: November 12, 2014